FUNDVANTAGE TRUST

SkyBridge Dividend Value Fund

301 Bellevue Parkway

Wilmington, DE 19809

May 27, 2019

Dear Shareholders:

We have called a special meeting of shareholders of the SkyBridge Dividend Value Fund (the “Dividend Value Fund”), a series of FundVantage Trust, a Delaware statutory trust (the “Trust”), to be held at the offices of the Trust at 301 Bellevue Parkway, Wilmington, Delaware 19809 on Thursday, June 27, 2019 at 10:00 a.m. The purpose of the special meeting is to seek shareholder approval of an Agreement and Plan of Reorganization (the “Plan”) under which the Dividend Value Fund would be reorganized into Centre Global Infrastructure Fund (the “Infrastructure Fund”), a series of Centre Funds, a Delaware statutory trust. The Dividend Value Fund is managed by SkyBridge Capital II, LLC (the “Adviser”). Please refer to the enclosed combined proxy statement/prospectus for a detailed explanation of the reorganization.

After careful deliberation, the Adviser determined that it would be advisable to pursue the reorganization of the Dividend Value Fund into the Infrastructure Fund and recommended to the Board of Trustees of the Trust (the “Board”) that the Board approve the proposed reorganization. The Adviser believes that the Infrastructure Fund, which has an investment objective that is similar to, and principal investment strategies that differ from, the investment objective and the principal investment strategies of the Dividend Value Fund, offers certain advantages to Dividend Value Fund shareholders that the Dividend Value Fund does not. Following careful analysis and consideration, the Board approved the Plan relating to the proposed reorganization after concluding that the implementation of the reorganization is in the best interests of the Dividend Value Fund’s shareholders. The Board voted to recommend that shareholders of the Dividend Value Fund vote “FOR” the Plan, which provides for the reorganization of the Dividend Value Fund into the Infrastructure Fund.

If you were a shareholder of record of the Dividend Value Fund as of the close of business on May 17, 2019, you are entitled to vote at the special meeting of the Dividend Value Fund, and at any postponements or adjournments thereof. While we welcome you to join us at the special meeting, we expect that most shareholders will cast their votes by proxy. Whether or not you are planning to attend the special meeting, we need your vote. Please mark, sign, and date the enclosed proxy card and promptly return it in the enclosed, postage pre-paid envelope so that the maximum number of shares may be voted. Alternatively, you may call the toll-free number on your proxy card to vote by telephone or vote over the Internet by visiting the website address on your proxy card. You should use the enclosed instructions to vote by telephone or over the Internet.

Thank you for taking the time to consider this important reorganization proposal. If you have any questions regarding the proposed reorganization to be voted on, please call toll-free at (800) 967-5079.

Sincerely,

Joel L. Weiss President and CEO
FundVantage Trust

QUESTIONS AND ANSWERS

May 27, 2019

The following questions and answers provide an overview of key features of the proposed reorganization and of the information contained in the attached Combined Proxy Statement/Prospectus (“Proxy Statement/Prospectus”). Please review the full Proxy Statement/Prospectus prior to casting your vote.

Question 1: What is the attached document and why did we send it to you?

Answer: The attached document is a proxy statement for the SkyBridge Dividend Value Fund (the “Dividend Value Fund”), a series of FundVantage Trust (the “Trust”), a Delaware statutory trust, and a prospectus for the Centre Global Infrastructure Fund, a series of Centre Funds (the “Infrastructure Fund” and, together with the Dividend Value Fund, the “Funds”). The purpose of the Proxy Statement/Prospectus is to solicit votes from the shareholders of the Dividend Value Fund to approve the Agreement and Plan of Reorganization (the “Plan”) among (i) the Trust, on behalf of the Dividend Value Fund; (ii) Centre Funds, on behalf of the Infrastructure Fund; (iii) SkyBridge Capital II, LLC, the investment adviser to the Dividend Value Fund (the “Adviser”); and (iv) Centre Asset Management, LLC (“Centre”), the investment adviser to the Infrastructure Fund.

The Plan provides for (i) the transfer of all of the assets and all of the liabilities of the Dividend Value Fund to the Infrastructure Fund in exchange for (a) Investor Class shares of the Infrastructure Fund, which will be distributed by the Dividend Value Fund to its Class A and Class C shareholders, and (b) Institutional Class shares of the Infrastructure Fund, which will be distributed by the Dividend Value Fund to its Class I shareholders; and (ii) the termination of the Dividend Value Fund (the “Reorganization”).

Approval of the Plan by shareholders of the Dividend Value Fund is required to proceed with the Reorganization, and a Special Meeting of Shareholders (the “Special Meeting”) of Class A, C and I shares of the Dividend Value Fund will be held on Thursday, June 27, 2019 to consider whether to approve the Plan and implement the Reorganization. The Board of Trustees of the Trust (the “Board” or the “Trustees”), on behalf of the Dividend Value Fund, is sending this document to you for your use in deciding whether to approve the Plan. The Proxy Statement/Prospectus contains information that you should know before voting on the Plan. The Proxy Statement/Prospectus should be retained for future reference.

Question 2: What is the reason for the Reorganization?

Answer: The Adviser concluded that the Reorganization would be in the best interests of the Dividend Value Fund and its shareholders. As discussed in the Proxy Statement/Prospectus, the Adviser’s conclusion was based on, among other things: a determination that the Dividend Value Fund has not achieved economies of scale, and that a decrease in asset growth in recent years makes achieving economies of scale in the future unlikely; and the Adviser’s strategic business decision to terminate that portion of its business relating to the management of the Dividend Value Fund. The Adviser presented to, and discussed with, the Board the Adviser’s rationale, including the aforementioned factors, in recommending the Reorganization.

Following careful analysis and consideration of a variety of factors discussed in the Proxy Statement/Prospectus, the Board, including a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust or any of its series, including the Dividend Value Fund (the “Independent Trustees”), unanimously approved the Plan providing for the Reorganization. The Board also voted to recommend that you vote “FOR” the Plan. Please refer to the sections of the Proxy Statement/Prospectus entitled “The Proposed Plan and Reorganization – Reasons for the Reorganization Considered by the Board” for additional information about the consideration of the Trustees in approving the Plan providing for the Reorganization, and recommending that the Plan be approved by the Dividend Value Fund’s shareholders.

Question 3: How will the Dividend Value Fund and its shareholders be affected by the Reorganization?

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Answer: If the Dividend Value Fund shareholders approve the Plan, Class A and Class C shareholders of the Dividend Value Fund will become Investor Class shareholders of the Infrastructure Fund, and Class I shareholders of the Dividend Value Fund will become Institutional Class shareholders of the Infrastructure Fund. Immediately after the Reorganization, each Dividend Value Fund shareholder will hold shares of the Infrastructure Fund having an aggregate value equal to the aggregate value of the shareholder’s Dividend Value Fund shares. The Infrastructure Fund is expected to be the accounting survivor.

The Dividend Value Fund and the Infrastructure Fund have different service providers. If the Dividend Value Fund shareholders approve the Plan, each Dividend Value Fund shareholder will become a shareholder of the Infrastructure Fund, with Centre as its investment adviser. ALPS Fund Services, Inc. currently serves as the Infrastructure Fund’s transfer agent, administrator, and accounting agent; for the Dividend Value Fund, BNY Mellon Investment Servicing (US) Inc. serves as Transfer Agent and Dividend Paying Agent, while The Bank of New York Mellon performs certain administrative services and accounting services. ALPS Distributors, Inc. serves as the Infrastructure Fund’s distributor, while Foreside Funds Distributors LLC serves as the Dividend Value Fund’s distributor. MUFG Union Bank National Association serves as the Infrastructure Fund’s custodian, while The Bank of New York Mellon serves as the Dividend Value Fund’s custodian. Each of the service providers will remain the same for the Infrastructure Fund after the Reorganization. The Board expects that the Dividend Value Fund shareholders will be provided with the same level of administrative, transfer agency, custodial and distribution services.

The proposed Reorganization is expected to qualify as a tax-free reorganization and therefore be tax-free to Dividend Value Fund and its shareholders. Shareholders are encouraged to consult their tax adviser about possible state and local tax consequences of the Reorganization, if any. Please refer to the section of the Proxy Statement/Prospectus entitled “Federal Income Tax Consequences” for additional information about the tax consequences of the Reorganization. After the Reorganization is consummated, the Dividend Value Fund will deregister as an investment company registered with the U.S. Securities and Exchange Commission (“SEC”) and terminate as a series of the Trust.

The Dividend Value Fund has a similar investment objective and certain similar investment strategies as the Infrastructure Fund (e.g., each Fund invests at least 80% of its net assets in equity securities), but the Funds differ in several ways. Among the principal differences between the investment strategies of the Funds are that, under normal market conditions, (i) the Dividend Value Fund invests at least 80% of its net assets in dividend yielding equity securities issued by issuers in a broad range of industries, while the Infrastructure Fund invests at least 80% of its assets in equity securities issued by U.S. and foreign (non-U.S.) infrastructure-related companies; (ii) the Dividend Value Fund employs a rules-based, “buy and hold” strategy that is re-balanced annually (but may make periodic adjustments), while the Infrastructure Fund utilizes a fundamental stock selection process, incorporating a variety of factors, and may engage in frequent or active trading depending on market conditions, potentially resulting in a higher portfolio turnover rate; and (iii) the Dividend Value Fund is permitted to, but typically does not, invest in non-U.S. (foreign) securities, while the Infrastructure Fund normally invests at least 40% of its assets in foreign securities.

The Dividend Value Fund has a similar current underlying yield and level of historical proportional distributable net investment income as the Infrastructure Fund. However, the Dividend Value Fund generally expects to pay distributions from net income, if any, on a quarterly basis, while the Infrastructure Fund generally expects to pay distributions from net income, if any, on a monthly basis. Please refer to the section of the Proxy Statement/Prospectus entitled “Information about the Funds” for additional information about the investment objectives, strategies, policies and risks of the Funds.

Other differences between the Funds are also discussed in other sections of the Proxy Statement/Prospectus. Please review the Proxy Statement/Prospectus carefully.

Question 4: How will the Reorganization work?

Answer: If the Plan is approved by the Dividend Value Fund shareholders, Class A, Class C and Class I shareholders of the Dividend Value Fund will become shareholders of the Infrastructure Fund. Class A and Class C shareholders of Dividend Value Fund will hold Investor Class shares and Class I shareholders of Dividend Value Fund will hold Institutional Class shares of the Infrastructure Fund with the same net asset value as the Dividend

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Value Fund shares that such shareholders held prior to the Reorganization. Following the Reorganization, the Dividend Value Fund will be terminated.

If the Plan is carried out as proposed, it is expected that the Reorganization will not have any adverse federal tax consequences to the Dividend Value Fund or its shareholders. Please refer to the Proxy Statement/Prospectus for a detailed explanation of the Reorganization.

If the Plan is approved by shareholders of the Dividend Value Fund at the Special Meeting or any adjournment or postponement thereof, the closing date is expected to be on or about July 19, 2019.

Question 5: Who manages the Infrastructure Fund?

Answer: Centre Asset Management, LLC (“Centre”) serves as the investment adviser to the Infrastructure Fund. Centre is a New York limited liability company and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. James A. Abate, MBA, CPA, CFA, is the portfolio manager of the Infrastructure Fund. Mr. Abate serves as the Chief Investment Officer and Managing Director of Centre. Please refer to the section of the Proxy Statement/Prospectus entitled “Information About the Funds – Investment Adviser and Portfolio Managers” for more information about Centre and the Fund’s portfolio manager.

Question 6: How will the Reorganization affect Fund expenses?

Answer: As compensation for the investment advisory services provided to the Dividend Value Fund, the Adviser is entitled to receive a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. As compensation for the investment advisory services provided to the Infrastructure Fund, Centre is entitled to receive a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. The total net expense ratios of Class A, Class C and Class I shares of the Dividend Value Fund were 1.25%, 2.00% and 1.00%, respectively, and the gross expense ratios of Class A, Class C and Class I shares of the Dividend Value Fund were 1.32%, 2.07% and 1.07%, respectively, for the fiscal year ended April 30, 2018. The pro forma net expense ratios of Investor Class shares and Institutional Class shares of the Infrastructure Fund are expected to be 1.25% and 1.00%, respectively, and the pro forma gross expense ratios of Investor Class shares and Institutional Class shares are expected to be 1.61% and 1.35%, respectively. Each of the Adviser and Centre have entered into a written expense limitation agreement under which it has agreed to reduce its advisory fees and/or reimburse other expenses of the Dividend Value Fund and the Infrastructure Fund, respectively, to the extent necessary to limit certain operating expenses of the Dividend Value Fund and the Infrastructure Fund pursuant to the terms of those agreements. The Adviser has contractually agreed to reduce its management fee and/or reimburse certain expenses of the Dividend Value Fund to ensure that the Dividend Value Fund’s total operating expenses do not exceed 1.25% with respect to Class A shares, 2.00% with respect to Class C shares and 1.00% with respect to Class I shares of average daily net assets of the Fund until August 31, 2019. Centre has contractually agreed, subject to Dividend Value Fund shareholder approval of the Plan, to limit, for a period of one year after the closing of the Reorganization, total net operating expenses to 1.25% of the average daily net assets of the Investor Class Shares and 1.00% of the average daily net assets of the Institutional Class Shares (including (but not limited to) investment advisory fees of the Adviser, distribution/service (Rule 12b-1) fees, and shareholder services fees, but excluding, as applicable, any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business)). Please refer to the section of the Proxy Statement/Prospectus entitled “Information about the Funds – Fees and Expenses” for additional information regarding the annual fund operating expenses, including the advisory fees, of the Dividend Value Fund and the Infrastructure Fund and the expense limitation agreement relating to the Infrastructure Fund.

Question 7: Will the Reorganization result in any taxes?

Answer: As part of a portfolio repositioning in connection with the Reorganization, the Dividend Value Fund will dispose of certain portfolio holdings prior to the Reorganization. The Dividend Value Fund may recognize capital gain or loss for U.S. federal income tax purposes in connection with these dispositions. However, based on the current fair market value of its holdings, the Dividend Value Fund does not expect to realize any material net taxable gains, if at all, from this repositioning, although there can be no assurance that this will be the case. The reason for the repositioning is to ensure that after the Reorganization, the portfolio holdings of the Infrastructure Fund comply with its principal investment

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objectives, strategies, and policies. It is currently anticipated that approximately 52% of the Dividend Value Fund’s investments will be sold as a result of the repositioning, which will result in brokerage commissions or other transaction expenses. Centre expects such transactional expenses to be approximately $17,300, and Centre will reimburse the combined Dividend Value Fund such expenses (which may generate taxable income to the combined Fund) after the Reorganization.

The transactions contemplated by the Plan are expected to qualify as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes. As a result, neither the Dividend Value Fund nor any of its shareholders are expected to recognize gain or loss for federal income tax purposes as a direct result of the Reorganization, and the Dividend Value Fund expects to receive a tax opinion from counsel to the Infrastructure Fund confirming this position.

Shareholders are encouraged to consult their tax advisor about possible state and local tax consequences of the Reorganization, if any. Please refer to the section of the Proxy Statement/Prospectus entitled “Summary – Federal Tax Treatment” for additional information about the tax consequences of the Reorganization.

Question 8: Will any fees or charges be assessed in connection with the Reorganization?

Answer: No sales loads or commissions will be imposed on shareholders as a direct result of the Reorganization. As noted above, the Dividend Value Fund may incur certain transactional expenses in connection with the Fund’s portfolio repositioning prior to the Reorganization. In addition, to the extent that the Dividend Value Fund transfers cash to the Infrastructure Fund in the Reorganization, the Infrastructure Fund may incur brokerage commissions or other transactional expenses when it invests such cash in securities following the Reorganization.

Dividend Value Fund shareholders who receive Infrastructure Fund shares in the Reorganization will not be subject to any minimum investment amount limitations, front-end sales charges, contingent deferred sales charges or exchange fees. In addition, the Infrastructure Fund imposes a redemption fee of 2.00% on Fund shares that are sold or exchanged within 90 days after shares were purchased or exchanged. However, shares of the Infrastructure Fund issued in connection with the Reorganization will not be subject to the redemption fee. If you hold shares of the Dividend Value Fund through a financial intermediary, your financial intermediary may charge you processing or other fees in connection with voting shares in the Reorganization.

Question 9: What will happen if the Reorganization is not approved?

Answer: If the shareholders of the Dividend Value Fund do not approve the Plan, then the Reorganization will not occur, and the Dividend Value Fund will continue to operate. The Board may take any further action it deems to be in the best interest of the Dividend Value Fund and its shareholders.

Question 10: Why do I need to vote?

Answer: Your vote is needed to ensure that the Reorganization proposal can be acted upon. Even if you are a small investor, your vote makes a difference. Your immediate response will help prevent the need for any further solicitations for a shareholder vote.

Question 11: How does the Board recommend that I vote?

Answer: After careful consideration, the Board unanimously voted to recommend that you vote FOR the Plan providing for the Reorganization. If necessary, you may be asked to vote on a proposal to adjourn the Special Meeting to solicit additional proxies if there are insufficient votes at the time of the Special Meeting to approve the Plan. The Board recommends that you vote FOR any such necessary adjournment.

Question 12: Who is paying for expenses related to the Reorganization?

Answer: The Adviser and Centre will pay all of the expenses related to the Reorganization, which are anticipated to be approximately $285,000. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement on Form N-14 and printing and distribution of the Proxy Statement/Prospectus, legal fees, accounting fees,

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proxy solicitation expenses and other expenses of holding the Special Meeting. Centre will pay (among other expenses) for the legal expenses of the Dividend Value Fund associated with preparing and filing the Proxy Statement/Prospectus and reasonable expenses relating to the active solicitation and telephone campaign expenses as part of the overall proxy solicitation campaign process of the Dividend Value Fund’s shareholders (other than those fees and expenses with regard to all statement and document printing, and initial mailing and postage related to the Proxy Statement/Prospectus and any proxy materials to the Dividend Value Fund shareholders). The Adviser will pay (among other expenses) for fees and expenses with regard to all statement and document printing, and initial mailing and postage to the Dividend Value Fund’s shareholders of the Proxy Statement/Prospectus, any supplement to the Dividend Value Fund’s prospectus and statement of additional information, and any proxy materials related to the solicitation of the Dividend Value Fund shareholders in connection with the Reorganization, and expenses of holding the Special Meeting (including any adjournments or postponements thereof).

Question 13: How do I vote?

Answer: Whether or not you plan to attend the Special Meeting, we urge you to authorize proxies to cast your votes. You can do this in one of the following three ways:

•	by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage pre-paid envelope;
•	by calling toll-free at (800) 967-5079; or
•	via the Internet at the website address on your proxy card.

Your prompt voting by proxy will help ensure a quorum at the Special Meeting. Voting by proxy will not prevent you from voting your shares in person at the Special Meeting. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the Special Meeting. A prior proxy can also be revoked by voting again through the website or the toll-free number listed above or on the proxy card.

Question 14: Who do I call if I have questions?

Answer: If you have any questions about voting or the proposal described in the Proxy Statement/Prospectus, please call (800) 967-5079.

Question 15: Where can shareholders of the Dividend Value Fund find additional information about the Funds?

Answer: Additional information relating to the Funds has been filed with the SEC and can be found in the following documents, which are incorporated by reference into the Proxy Statement/Prospectus:

•	Audited Financial Statements of the Dividend Value Fund, as of April 30, 2018, included in the Dividend Value Fund’s Annual Report to Shareholders, as of that same date;
•	Unaudited Financial Statements of the Dividend Value Fund, as of October 31, 2018, included in the Dividend Value Fund’s Semi-Annual Report to Shareholders, as of that same date;
•	Audited Financial Statements of the Infrastructure Fund, as of September 30, 2018, included in the Infrastructure Fund’s Annual Report to Shareholders, as of that same date;
•	Prospectus and the Statement of Additional Information of the Dividend Value Fund as of September 1, 2018, as supplemented through the date hereof; and
•	Prospectus and the Statement of Additional Information of the Infrastructure Fund, as of January 28, 2019, as supplemented through the date hereof.

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Copies of the Dividend Value Fund’s Annual Report and Semi-Annual Report to Shareholders, the Infrastructure Fund’s Annual Report to Shareholders, each Fund’s Prospectus and Statement of Additional Information, and the Proxy Statement/Prospectus and related Statement of Additional Information are available upon request, without charge, by mail at, for the Dividend Value Fund, 4400 Computer Drive, Westborough, MA 01581-1722, or by telephone at 888-919-6885 or, for the Infrastructure Fund, Centre Funds, 48 Wall Street, Suite 1100, New York, New York 10005, or by telephone at 855-298-4236.

All of this additional information is also available in documents filed with the SEC. You may view or obtain these documents from the SEC:

In person:	at the SEC’s Public Reference Room in Washington, DC
By phone:	1-202-551-8090 (for information on the operations of the Public Reference Room only)
By mail:	Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102 (duplicating fee required)
By electronic mail:	publicinfo@sec.gov (duplicating fee required)
On the Internet:	www.sec.gov

THE SHARES OFFERED BY THE INFRASTRUCTURE FUND IN THE PROXY STATEMENT/PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE INFRASTRUCTURE FUND INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD THURsday, JUNE 27, 2019

To the Shareholders of the SkyBridge Dividend Value Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of Class A, Class C and Class I shares of the SkyBridge Dividend Value Fund (the “Dividend Value Fund”), a series of FundVantage Trust (the “Trust”), will be held on Thursday, June 27, 2019 at 10:00 a.m. Eastern Time, at the offices of the Trust at 301 Bellevue Parkway, Wilmington, Delaware 19809. At the Special Meeting, shareholders of the Dividend Value Fund will be asked to consider and vote upon:

1.	A proposal (the “Proposal”) to approve an Agreement and Plan of Reorganization (the “Plan”) providing for (a) the transfer of all of the assets and all of the liabilities of the Dividend Value Fund to the Centre Global Infrastructure Fund (the “Infrastructure Fund”), a series of the Centre Funds, in exchange for (i) Investor Class shares of the Infrastructure Fund, which will be distributed by the Dividend Value Fund to its Class A and Class C shareholders, and (ii) Institutional Class shares of the Infrastructure Fund, which will be distributed by the Dividend Value Fund to its Class I shareholders; and (b) the termination of the Dividend Value Fund.

2.	If necessary, a proposal to adjourn the Special Meeting to permit further solicitation of proxies in the event there are not sufficient votes at the time of the Special Meeting to approve the Plan.

In addition, shareholders of the Dividend Value Fund will be asked to consider and vote on any other business properly presented at the Special Meeting and any postponements or adjournments thereof.

Only shareholders of record of the Dividend Value Fund at the close of business on May 17, 2019, the record date for the Special Meeting, shall be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof. If the necessary quorum to transact business is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Proposal are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the Proposal. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Dividend Value Fund on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

By order of the Board of Trustees,

Joel L. Weiss
President and CEO FundVantage Trust May 27, 2019

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YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY
CARD PROMPTLY OR VOTE BY USING THE TOLL-FREE
TELEPHONE OR INTERNET ADDRESS FOUND ON YOUR PROXY CARD.

WHETHER OR NOT YOU PLAN TO ATTEND THE SPECIAL MEETING, WE URGE YOU TO AUTHORIZE PROXIES TO CAST YOUR VOTES. YOU CAN DO THIS IN ONE OF THE FOLLOWING THREE WAYS: (1) BY COMPLETING, SIGNING, DATING AND PROMPTLY RETURNING THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE PRE-PAID ENVELOPE; (2) BY CALLING THE TOLL-FREE TELEPHONE NUMBER (800) 967-5079; OR (3) THROUGH THE INTERNET AT THE WEBSITE ADDRESS ON YOUR PROXY CARD. YOUR PROMPT VOTING BY PROXY WILL HELP ENSURE A QUORUM AT THE SPECIAL MEETING. VOTING BY PROXY WILL NOT PREVENT YOU FROM VOTING YOUR SHARES IN PERSON AT THE SPECIAL MEETING. YOU MAY REVOKE YOUR PROXY BEFORE IT IS EXERCISED AT THE SPECIAL MEETING, EITHER BY WRITING TO THE SECRETARY OF THE TRUST AT THE ADDRESS NOTED IN THE PROXY STATEMENT/PROSPECTUS OR IN PERSON AT THE TIME OF THE SPECIAL MEETING. A PRIOR PROXY CAN ALSO BE REVOKED BY VOTING AGAIN THROUGH THE WEBSITE OR CALLING THE TOLL-FREE NUMBER LISTED ABOVE.

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PROXY STATEMENT/PROSPECTUS

May 27, 2019

FOR THE REORGANIZATION OF

SkyBridge Dividend Value Fund,
a series of FundVantage Trust
301 Bellevue Parkway
Wilmington, DE 19809
(888) 919-6885

INTO

Centre Global Infrastructure Fund,
a series of Centre Funds
48 Wall Street, Suite 1100
New York, New York 10005
(212) 918-4705

________________________________________

This Combined Proxy Statement/Prospectus (“Proxy Statement/Prospectus”) relates to the proposed reorganization of the SkyBridge Dividend Value Fund (the “Dividend Value Fund”), a series of FundVantage Trust (the “Trust”), into the Centre Global Infrastructure Fund (the “Infrastructure Fund”), a series of Centre Funds (the “Reorganization”). The Board of Trustees of the Trust (the “Board” or the “Trustees”), on behalf of the Dividend Value Fund, has determined unanimously, following the recommendation of SkyBridge Capital II, LLC, the investment adviser to the Dividend Value Fund (the “Adviser”), that the Reorganization would be in the best interests of the Fund and its shareholders.

This Proxy Statement/Prospectus is both a proxy statement for the Dividend Value Fund and a prospectus for the Infrastructure Fund. It sets forth information that a Dividend Value Fund shareholder should know about the Reorganization and the Infrastructure Fund before voting to approve the proposed Agreement and Plan of Reorganization relating to the Reorganization (the “Plan”). Shareholders should read the Proxy Statement/Prospectus and retain it for future reference. It is expected that this Proxy Statement/Prospectus will be mailed to shareholders on or about May 27, 2019.

Your vote matters, regardless of the size of your investment in the Dividend Value Fund. If you have any questions about the proposal described in the Proxy Statement/Prospectus, please call (800) 967-5079.

Additional information relating to the Funds has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents, which are incorporated by this reference into this Proxy Statement/Prospectus (meaning that these documents are considered legally to be part of the Proxy Statement/Prospectus):

•	Audited Financial Statements of the Dividend Value Fund, as of April 30, 2018, included in the Dividend Value Fund’s Annual Report to Shareholders, as of that same date;
•	Unaudited Financial Statements of the Dividend Value Fund, as of October 31, 2018, included in the Dividend Value Fund’s Semi-Annual Report to Shareholders, as of that same date;
•	Audited Financial Statements of the Infrastructure Fund, as of September 30, 2018, included in the Infrastructure Fund’s Annual Report to Shareholders, as of that same date;
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•	Prospectus and the Statement of Additional Information of the Dividend Value Fund, as of September 1, 2018, as supplemented through the date hereof; and
•	Prospectus and the Statement of Additional Information of the Infrastructure Fund, as of January 28, 2019, as supplemented through the date hereof.

Copies of the Dividend Value Fund’s Annual Report and Semi-Annual Report to Shareholders, the Infrastructure Fund’s Annual Report and Semi-Annual Report to Shareholders, each Fund’s Prospectus and Statement of Additional Information, and the Proxy Statement/Prospectus and Statement of Additional Information are available upon request, without charge, by mail at, for the Dividend Value Fund, 4400 Computer Drive, Westborough, MA 01581-1722, or by telephone at 888-919-6885 or, for the Infrastructure Fund, Centre Funds, 48 Wall Street, Suite 1100, New York, New York 10005, or by telephone at 855-298-4236. All of this information is also available in documents filed with the SEC. You may view or obtain these documents from the SEC in person at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (https://www.sec.gov). Information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. You can also request copies of these materials, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-0102, by electronic request at the SEC’s email address (publicinfo@sec.gov).

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE
ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be held on June 27, 2019 at 10:00 a.m. Eastern Time.

The Combined Proxy Statement/Prospectus for the Special Meeting is available at https://www.proxyonline.com/docs/CentreFundsProxy.pdf.

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TABLE OF CONTENTS

I.	PROPOSAL			1
II.	SUMMARY			2
	A.	Overview		2
	B.	Reasons for the Reorganization and Board Considerations		2
	C.	The Proposed Plan and the Reorganization		3
	D.	Comparison of the Funds		4
		1.	Investment Objectives and Principal Investment Strategies	4
		2.	Investment Advisory Services	6
		3.	Distribution and Shareholder Services	8
		4.	Purchase and Redemption Procedures	9
		5.	Purchase and Redemption Fees and Expenses	9
		6.	Exchange Procedures	10
	E.	Federal Tax Consequences of the Proposed Reorganization		10
III.	PRINCIPAL RISK FACTORS OF THE FUNDS			10
	A.	Principal Risks of the Dividend Value Fund		11
	B.	Principal Risks of the Infrastructure Fund		11
IV.	COMPARISON OF FEE TABLES AND EXAMPLES			14
	A.	Fee Tables		14
	B.	Example		16
V.	EXISTING AND PRO FORMA CAPITALIZATION OF THE FUNDS			17
VI.	THE PROPOSED PLAN AND REORGANIZATION			17
	A.	Significant Terms of the Plan		18
	B.	Description of Infrastructure Fund Shares		19
	C.	Reasons for the Reorganization Considered by the Board		19
	D.	Federal Income Tax Consequences		20
	E.	Comparison of Shareholder Rights and Board Structure		22
	F.	Capitalization		23
VII.	INFORMATION ABOUT THE FUNDS			23
	A.	Investment Objectives and Investment Strategies		23
	B.	Fees and Expenses		23
	C.	Performance		23
	D.	Investment Adviser and Portfolio Managers		23
	E.	Net Asset Value		24
	F.	Share Classes; Minimum Investment Amounts; Purchase and Redemption Procedures; Exchange Privileges; and Frequent Trading		25

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	G.	Dividends and Distributions; Taxes	31
	H.	Financial Highlights	32
	I.	Distribution Arrangements	33
	J.	Other Service Providers	33
VIII.	VOTING INFORMATION		33
IX.	MISCELLANEOUS INFORMATION		35
	A.	Legal Matters	35
	B.	Experts	35

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I .     PROPOSAL

______________________________________________________________

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

PROVIDING FOR THE REORGANIZATION OF

SKYBRIDGE DIVIDEND VALUE FUND

INTO

CENTRE GLOBAL INFRASTRUCTURE FUND

______________________________________________________________

This Combined Proxy Statement/Prospectus (“Proxy Statement/Prospectus”) is being furnished to you as a shareholder of the SkyBridge Dividend Value Fund (the “Dividend Value Fund”), a series of FundVantage Trust (the “Trust”), an open-end management investment company registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Dividend Value Fund is managed by SkyBridge Capital II, LLC (the “Adviser”).

On April 5, 2019, the Board of Trustees of the Trust (the “Board” or the “Trustees”) voted to approve, subject to certain conditions, an Agreement and Plan of Reorganization (the “Plan”) among the Trust, on behalf of the Dividend Value Fund; Centre Funds, on behalf of the Centre Global Infrastructure Fund, a series of Centre Funds (the “Infrastructure Fund”); the Adviser; and Centre Asset Management, LLC (“Centre”), the investment adviser to the Infrastructure Fund (each of the Dividend Value Fund and the Infrastructure Fund may be referred to herein as a “Fund” and collectively, the “Funds”). The Plan provides for (i) the transfer of all of the assets and all of the liabilities of the Dividend Value Fund to the Infrastructure Fund in exchange for (a) Investor Class shares of the Infrastructure Fund, which will be distributed by the Dividend Value Fund to its Class A and Class C shareholders, and (b) Institutional Class shares of the Infrastructure Fund, which will be distributed by the Dividend Value Fund to its Class I shareholders; and (ii) the termination of the Dividend Value Fund as a series of the Trust (the “Reorganization”).

The Board also voted to approve the submission of the Plan to the shareholders of the Dividend Value Fund at a Special Meeting of Shareholders (the “Special Meeting”) to be held on Thursday, June 27, 2019, at 10:00 a.m. Eastern Time, at the offices of the Trust at 301 Bellevue Parkway, Wilmington, Delaware 19809. Please refer to the sections of this Proxy Statement/Prospectus entitled “Summary – Reasons for the Reorganization and Board Considerations” and “The Proposed Plan and Reorganization – Reasons for the Reorganization Considered by the Board” for additional information about the factors considered by the Trustees in approving the Plan and the Reorganization. A copy of the form of Agreement and Plan of Reorganization relating to the Reorganization is attached hereto as Appendix A.

Approval of the Plan by the Dividend Value Fund’s shareholders is being sought through the Proxy Statement/Prospectus, and the Reorganization will not occur unless Dividend Value Fund shareholders approve the Plan. Holders of record of shares of the Dividend Value Fund as of the close of business on May 17, 2019 (the “Record Date”) are entitled to vote, in person or by proxy, at the Special Meeting or any adjournments or postponements thereof. The affirmative vote of a majority of shares voted of the Dividend Value Fund is required to approve the Plan provided that a quorum is present in person or by proxy at the Special Meeting. Those present at the Special Meeting and the appointed proxies will also transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.

If the Plan is approved by Dividend Value Fund shareholders at the Special Meeting, the Reorganization is expected to be consummated on or about July 19, 2019, or such date as may be agreed to by the parties (such date of consummation, the “Closing Date”). The Dividend Value Fund will stop accepting new accounts and/or investments from existing accounts five business days prior to the Closing Date in order to facilitate the transfer of its assets to the Infrastructure Fund. As of the Closing Date, each Dividend Value Fund shareholder will receive the number of full and fractional shares of the Infrastructure Fund having an aggregate value that, on the Closing Date, is equal to the aggregate value of the shareholder’s Dividend Value Fund shares as of such date.

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II.       SUMMARY

A.       Overview

The following summary highlights certain information contained elsewhere in this Proxy Statement/Prospectus, including documents incorporated by reference, as well as in the Plan. This summary is not complete. For more complete information, please read the entire document carefully.

B.       Reasons for the Reorganization and Board Considerations

At a meeting of the Board held on April 5, 2019 (the “Board Meeting”), the Adviser recommended that the Board consider and approve the Reorganization. The Adviser’s reasons for recommending the Reorganization, and the Board’s consideration of the Reorganization, are summarized below.

1.       Reasons for the Reorganization

The Adviser’s reasons for proposing the Reorganization are as follows:

•	The Dividend Value Fund has not achieved economies of scale, and a decrease in asset growth in recent years makes achieving economies of scale in the future unlikely; and
•	The Adviser’s strategic business decision to terminate that portion of its business relating to the management of the Dividend Value Fund.

For additional information about the reasons for the Reorganization, please see the section of this Proxy Statement/Prospectus entitled “The Proposed Plan and Reorganization - Reasons for the Reorganization Considered by the Board.”

2.       Board Consideration of the Reorganization

The Trustees, including a majority of the Independent Trustees, unanimously determined that the proposed Reorganization is in the best interests of the Dividend Value Fund’s shareholders.

In approving the proposed Plan and Reorganization with respect to the Dividend Value Fund, the Board considered the Adviser’s reasons for recommending the Reorganization. The Board’s approval of the Plan and the Reorganization, and its determination to recommend that Dividend Value Fund shareholders approve the Plan, were based on the Board’s consideration of, among other factors: the Adviser’s reasons for proposing the Plan (and the Reorganization provided for therein), including the Adviser’s strategic business decision to exit the mutual fund space and to focus its resources on its other lines of business; the terms and conditions of the Plan and the Reorganization, which the Board determined to be not disadvantageous to the Dividend Value Fund and its shareholders; that the Adviser and Centre will pay all costs and expenses related to the Reorganization, thereby not burdening the Dividend Value Fund or its shareholders with such costs and expenses; the Infrastructure Fund’s positive performance in recent periods; the Infrastructure Fund’s distribution policy, which provides for more frequent distributions than the Dividend Value Fund; the Adviser's view regarding each Fund's future growth prospects; the comparative gross and net fees and expenses of the Funds and the terms of the Funds' respective expense limitation agreements (including their termination dates); and the anticipated tax treatment of the Reorganization and the benefits expected to be derived from the Reorganization by the Funds and the Adviser. In their deliberations, the Board did not identify any particular information that was controlling, and different Board members may have attributed different weights to the various factors. However, the Board determined that in its totality the proposed Plan and Reorganization would be beneficial to the Dividend Value Fund and its shareholders. For additional information about the Board’s considerations in approving the Plan and the Reorganization, please see the section of this Proxy Statement Prospectus entitled, “The Proposed Plan and Reorganization – Reasons for the Reorganization Considered by the Board.”

The Board has approved the Plan and the Reorganization, and recommends that you vote “FOR” the Plan.

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C.       The Proposed Plan and the Reorganization

If, subject to approval of the Plan by Dividend Value Fund shareholders, the Reorganization takes place, then (i) Class A and Class C shareholders of the Dividend Value Fund will become Investor Class shareholders of the Infrastructure Fund; (ii) Class I shareholders of the Dividend Value Fund will become Institutional Class shareholders of the Infrastructure Fund; (iii) shares of the Infrastructure Fund received by shareholders of the Dividend Value Fund will have the same aggregate net asset value as the shares of the Dividend Value Fund held immediately prior to the Reorganization; and (iv) the Dividend Value Fund will be terminated as a series of the Trust.

Subject to Dividend Value Fund shareholder approval and the satisfaction (or waiver) of certain conditions set forth in the Plan, it is anticipated that the Reorganization will occur on the Closing Date. The Plan may be terminated and the Reorganization may be abandoned at any time prior to the closing, (i) by the Trust, on behalf of the Dividend Value Fund, if any conditions precedent to the obligations of the Dividend Value Fund have not been satisfied; (ii) by Centre Funds, on behalf of the Infrastructure Fund, if any conditions precedent to the obligations of the Infrastructure Fund have not been satisfied; or (iii) by the mutual consent of the parties. If the Dividend Value Fund’s shareholders do not approve the Plan and resulting Reorganization, the Fund will continue to operate, and the Board may take any further action as it deems to be in the best interests of the Dividend Value Fund and its shareholders.

The Adviser and Centre will pay all of the expenses related to the Reorganization. Such expenses include, as applicable, (i) fees and expenses of counsel and independent auditors of the Infrastructure Fund and the Dividend Value Fund incurred in connection with the Reorganization; (ii) expenses associated with preparing this Proxy Statement/Prospectus and preparing and filing the Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”) covering the shares of the Infrastructure Fund to be issued in the Reorganization, and expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Dividend Value Fund; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the shares of the Infrastructure Fund to be issued in connection with the Reorganization; (iv) all operating expenses related to the Reorganization; (v) any fees and expenses of the Dividend Value Fund’s custodian and transfer agent incurred in connection with the Reorganization; and (vi) any special pricing fees associated with the valuation of the Infrastructure Fund’s portfolio on the Valuation Date. Centre will pay (among other expenses) for the legal expenses of the Dividend Value Fund associated with preparing and filing the Proxy Statement/Prospectus and reasonable expenses relating to the active solicitation and telephone campaign expenses as part of the overall proxy solicitation campaign process of the Dividend Value Fund’s shareholders (other than those fees and expenses with regard to all statement and document printing, and initial mailing and postage related to the Proxy Statement/Prospectus and any proxy materials to the Dividend Value Fund shareholders). Centre will also reimburse Dividend Value Fund shareholders for any brokerage costs or other transaction expenses associated with portfolio repositioning. The Adviser will pay (among other expenses) for fees and expenses with regard to all statement and document printing, and initial mailing and postage to the Dividend Value Fund’s shareholders of the Proxy Statement/Prospectus, any supplement to the Dividend Value Fund’s prospectus and statement of additional information, and any proxy materials related to the solicitation of the Dividend Value Fund shareholders in connection with the Reorganization, and expenses of holding the Special Meeting (including any adjournments or postponements thereof).

The Adviser and Centre have entered into an arrangement regarding the sale by the Adviser to Centre of certain assets relating to the Adviser’s business of providing investment management services to the Dividend Value Fund, in exchange for a cash payment by Centre to the Adviser and Centre’s agreement to bear certain related costs. Consummation of the arrangement is dependent upon the satisfaction of certain conditions, including, among other things, shareholders of the Dividend Value Fund approving the Reorganization. The Adviser and Centre intend for the Reorganization to comply with Section 15(f) under the 1940 Act, and have agreed to use their reasonable best efforts to provide that (i) for a period of three (3) years after the Closing Date, at least seventy five percent (75%) of the trustees of Centre Funds are not (x) "interested persons" (as that term is defined in the 1940 Act) of Centre or (y) "interested persons" (as that term is defined in the 1940 Act) of the Adviser; and (ii) there is not imposed an "unfair burden" (as that term is defined in the 1940 Act) as a result of or in connection with the transactions contemplated under the arrangement between the Adviser and Centre and the Reorganization or any express or implied terms, conditions, or understandings applicable thereto.

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D.       Comparison of the Funds

This comparison is not complete. For more complete information, please read this entire document.

1.       Investment Objectives and Principal Investment Strategies

As reflected below, the Dividend Value Fund and the Infrastructure Fund, both diversified equity funds, have similar investment objectives but do have differences in their principal investment strategies.

Investment Objective. The Dividend Value Fund and the Infrastructure Fund have similar investment objectives. The Dividend Value Fund seeks to achieve total return (including capital appreciation and current income). The Infrastructure Fund seeks long-term growth of capital and current income. Each Fund’s investment objective may be changed without the approval of the Fund’s shareholders.

Principal Investment Strategies. While each Fund normally invests at least 80% of its net assets in equity securities, the Dividend Value Fund typically invests at least 80% of its net assets in dividend yielding equity securities, in a broad range of industries, while the Infrastructure Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign (non-U.S.) infrastructure-related companies. In addition, (i) the Dividend Value Fund employs a rules-based, “buy and hold” strategy which is re-balanced annually (but may be adjusted periodically), while the Infrastructure Fund utilizes a “bottom-up” fundamental stock selection process, incorporating a variety of factors, and may engage in frequent or active trading depending on market conditions, potentially resulting in a higher portfolio turnover rate; and (ii) the Dividend Value Fund is permitted to, but typically does not, invest in foreign (non-U.S.) securities, while the Infrastructure Fund normally invests at least 40% of its assets in foreign securities. Additional information regarding the respective investment objectives, principal investment strategies and policies of each of the Dividend Value Fund and the Infrastructure Fund appears in Appendix B to this Proxy Statement/Prospectus. The principal investment strategies of each Fund are described in greater detail below.

Dividend Value Fund

The Dividend Value Fund, a diversified fund, normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in dividend yielding equity securities (the “Dividend Value Fund 80% Policy”). Typically, the Fund will hold approximately 25 to 35 stocks, which are generally reconstituted annually. As of the reconstitution, the first ten stocks will represent the ten highest yielding stocks within the Dow Jones Industrial Average. The Adviser will select the remaining stocks from across the market capitalization spectrum using quantitative and fundamental analyses to identify securities that it believes offer an attractive forward rate of return. This stock selection process broadly consists of, but is not limited to, a rules-based process seeking to identify profitable, attractively valued securities with appealing dividend yields. The Dividend Value Fund 80% Policy may not be changed without shareholder approval.

Once purchased, the Adviser normally employs a “buy and hold” strategy, but will sell a position under certain circumstances at its sole discretion. For example, the Adviser may sell a stock if it exceeds a designated percentage of the Fund’s net assets, if its dividend yield falls below certain benchmarks established by the portfolio manager at his or her sole discretion, or if the Adviser believes the forward rate of return becomes less attractive.

After initial purchase, stock weightings will typically fluctuate with the market. The Adviser will manage inflows and outflows (i.e., fluctuations in Fund assets from sales and redemptions of Fund shares) by reference to existing stock weights coupled with its view of a stock’s forward rate of return potential.

While many portfolio holdings will have a larger capitalization, the Fund may invest in smaller companies. The Adviser believes smaller companies may provide above average capital appreciation and dividend yield.

The Fund invests in securities of companies operating in a broad range of industries, and will not invest more than 25% of its assets in any single industry. It is anticipated that the Fund will invest in securities of U.S. issuers but may invest in securities of foreign issuers.

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Infrastructure Fund

The Infrastructure Fund is a diversified fund that normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by U.S. and foreign (non-U.S.) infrastructure-related companies (the “Infrastructure Fund 80% Policy”). For this purpose, an “infrastructure-related” company has (i) at least 50% of its assets (excluding cash) consisting of infrastructure assets, or (ii) 50% of its gross income or net profits attributable to, or derived (directly or indirectly) from, the ownership, management, construction, development, operation, use, creation or financing of infrastructure assets. “Infrastructure assets” are the physical structures and networks that provide necessary services for society, including, but not limited to, transportation assets (e.g., railroads, toll roads, bridges, tunnels, airports, parking facilities and seaports); utility assets (e.g., electric transmission and distribution lines, power generation facilities, oil, gas and water distribution facilities and related midstream assets, communications networks and satellites, sewage treatment plants and critical internet networks) and social assets (e.g., hospitals, courts, schools, correctional facilities and subsidized housing). The Infrastructure Fund 80% Policy may be changed without shareholder approval. The Fund must comply with the Infrastructure Fund 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would need to be consistent with the policy.

The remaining 20% of the Infrastructure Fund’s net assets, plus borrowings for investment purposes, may include infrastructure-related debt securities of U.S. and non-U.S. issuers (including municipal, corporate debt obligations and asset-backed securities), energy-related infrastructure companies organized as master limited partnerships (“MLPs”), common stock and convertible securities. The Fund’s common stock investments may consist of exchange-listed equities from companies across various industries, sectors and market capitalizations.

Under normal market conditions, the Fund will invest at least 40% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies organized or located in at least three non-U.S. countries. Although the Fund may invest in emerging market securities without limit, under normal market conditions, the non-U.S. companies in which the Fund currently intends to invest will be organized or located primarily in developed market countries, such as Japan, Spain, Canada, and the United Kingdom. The Fund may also engage in transactions in foreign currencies. The Fund’s investments in securities of foreign issuers may include sponsored or unsponsored depositary receipts for such securities, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund intends to generally maintain a fully-invested posture, and, as such, cash will typically be held to a minimum. However, significant client inflows may temporarily increase cash positions. The Fund may engage in frequent or active trading of its portfolio securities depending on market conditions, which may potentially result in a higher portfolio turnover rate and cause the Fund to incur related increased transaction costs, including brokerage commissions.

  In selecting investments for the Fund, Centre utilizes a “bottom-up” fundamental stock selection process that Centre believes yields a more accurate picture of a company’s intrinsic value. Centre analyzes a variety of factors when selecting investments for the Fund, such as a company’s operations, risk profile, growth expectations and valuation of its securities. Centre utilizes a disciplined, Economic Value(1) Added framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate investor looking at all aspects of the business would assess a company’s value. In the shorter-term, markets often undervalue or overvalue a company’s ability to create or destroy wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward Centre’s target price. In determining whether a particular company or security may be a suitable investment, Centre may consider, among other attributes, a company’s ability to generate favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, management, commitment to shareholders interests and other indications that a company or a security may be an attractive investment for the Fund.

______________

(1) Economic Value Added (EVA) is an estimate of a company’s economic profit. Economic profit, which refers to the profit earned by a company, minus the cost of financing the company’s capital, is an amount that may be considered in the assessment of a company’s overall value.

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Centre also integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Infrastructure Fund’s assets to commit to a particular investment) in order to maximize return relative to risk. Centre may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reason to originally invest in the security have changed, such as a change in general market conditions, or in response to redemptions of Fund shares.

2.       Investment Advisory Services

Dividend Value Fund

Fund Adviser. In addition to serving as the investment adviser to the Fund, the Adviser provides portfolio management services to other investment funds (both registered and unregistered funds), pension and profit sharing plans, corporations and other businesses, including in separately managed accounts. As of January 31, 2019, the Adviser managed approximately $6.0 billion for clients on a discretionary basis, and advised on approximately $3.3 billion of advisory accountholder assets on a non-discretionary basis.

Investment Advisory Agreement. Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser, subject to the supervision of the Board, has responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations (the “Investment Advisory Agreement”).

Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, of 0.75% of the average daily net assets of the Fund. Under the terms of the Investment Advisory Agreement, the Adviser agrees to provide for: (i) the provision of a continuous investment program for the Dividend Value Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents in the Dividend Value Fund, (ii) the determination from time to time of what securities and other investments will be purchased, retained, or sold for the Dividend Value Fund, (iii) the placement from time to time of orders for all purchases and sales made for the Dividend Value Fund, and (iv) the taking of such action as the Adviser deems necessary or appropriate for the management of the Dividend Value Fund. The Adviser also provides for such other services rendered by it in accordance with the Dividend Value Fund’s investment objectives, restrictions and policies as stated in the Dividend Value Fund’s Prospectus and Statement of Additional Information, provided that the Adviser has reasonable prior written notice of any changes by the Board to such investment objectives, restrictions or policies. The Adviser renders to the Board such periodic and special reports regarding the performance of its duties under the Investment Advisory Agreement as the Board may reasonably request. The Adviser agrees to provide to the Trust (or its agents and service providers) prompt and accurate data with respect to the Dividend Value Fund’s transactions and, where not otherwise available, the daily valuation of securities in the Dividend Value Fund. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Dividend Value Fund.

The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

Advisory Fee Reduction/Expense Reimbursement. The Adviser has contractually agreed to reduce its management fee and/or reimburse certain expenses of the Dividend Value Fund to the extent necessary to ensure that the Dividend Value Fund’s total operating expenses (excluding taxes, “Acquired Fund Fees and Expenses”, dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis) 1.25% with respect to Class A shares, 2.00% with respect to Class C shares and 1.00% with respect to Class I shares of average daily net assets of the Dividend Value Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2019, unless the Board of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Dividend Value Fund. The Adviser is permitted to seek reimbursement from the Dividend Value Fund, subject to certain limitations, for fees it waived and expenses of the Dividend Value Fund that it paid to the

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extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Dividend Value Fund’s expenses are below the Expense Limitation amount.

Infrastructure Fund

Fund Adviser. Centre offers investment advisory services to, and manages a variety of investment strategies for, U.S. and foreign investment companies and other pooled investment vehicles. In 2010, Centre entered into a strategic partnership with Sanlam Investments (“Sanlam”) resulting in Sanlam making an equity investment into Centre. Centre is an independently operated investment partner within the Sanlam Investments business cluster, which is an investment management business managing and advising on approximately $65 billion in assets as of December 31, 2018 through a range of funds and segregated accounts that span the asset class spectrum. Centre manages differentiated products in fund advisory and sub-advisory mandates in institutional and investor share classes accessible in multiple jurisdictions and currencies. As of February 28, 2019, Centre had approximately $958 million in assets under management.

Investment Advisory Agreement. Centre has entered into an investment advisory agreement with the Centre Funds, on behalf of the Fund. Pursuant to the investment advisory agreement, and subject to the general oversight of the Board, Centre is responsible for, among other things, developing a continuing investment program for the Fund in accordance with the Fund’s investment objectives and reviewing the Fund’s investment strategies and policies.

As compensation for the investment advisory services provided to the Fund, the Adviser is entitled to receive a monthly fee at the annual rate of 0.90% of the Fund’s average daily net assets. The Fund is responsible for expenses not otherwise assumed by Centre, including: interest and taxes; brokerage commissions and other costs in connection with the purchase or sale of securities and other investment instruments; fees and expenses of the Independent Trustees; legal and audit expenses; all fees and expenses of any custodian, shareholder services agent, transfer agent and/or accounting services agent of the Fund; fees and expenses related to the registration and qualification of the Fund’s shares for distribution under state and federal securities laws; expenses of printing and mailing reports, notices and any proxy materials to shareholders; expenses incidental to holding a meeting of shareholders, including the expenses associated with proxy solicitations; the Fund’s proportionate share of insurance premiums on fund property or personnel that inure to its benefit, including liability and fidelity bond insurance; the Fund’s proportionate share of any association membership dues or educational program expenses determined appropriate by the Board; expenses of typesetting and printing, and mailing to existing shareholders, the Fund’s prospectus; local market regulatory, exchange and compliance fees, duties and taxes; charges of independent pricing services; and except as otherwise provided herein, all other charges and costs of the operation of the Fund and any of its extraordinary and non-recurring expenses.

Under the investment advisory agreement for the Fund, in the absence of Centre’s willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties pursuant to the investment advisory agreement, Centre shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services under the agreement or for any losses that may be sustained in the purchase, holding or sale of any security or other investment instrument.

Advisory Fee Reduction/Expense Reimbursement. Centre has entered into written expense limitation agreements for the Fund.

Pursuant to an expense limitation agreement for the Fund, Centre has agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for an initial period of not less than two years and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund incorporating the Fund’s financial statements for that fiscal year (the “Initial Term”) to the extent necessary to limit the current operating expenses of the Fund, including, as applicable, investment advisory fees, but excluding, as applicable, any taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.05% of the average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares of the Fund. The Initial Term of the expense limitation

7

agreement for the Infrastructure Fund is expected to end on or about May 18, 2020. Centre has also contractually agreed, subject to Dividend Value Fund shareholder approval of the Plan, to, for a period of one year after the closing of the Reorganization, limit total net operating expenses to 1.25% of the average daily net assets of the Investor Class Shares and 1.00% of the average daily net assets of the Institutional Class Shares (including (but not limited to) investment advisory fees of the Adviser, distribution/service (Rule 12b-1) fees, and shareholder services fees, but excluding, as applicable, any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business)). This expense limitation agreement would supersede the expense limitation agreement currently in effect.

An expense limitation agreement for the Fund may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to Centre, and will automatically terminate if the Fund’s investment advisory agreement is terminated. Neither agreement may be terminated by Centre without the consent of the Board. Centre may recoup from the Fund any advisory fees Centre has waived, or be reimbursed by the Fund for any operating expenses Centre has paid, pursuant to the Fund’s expense limitation agreement, for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the Fund’s operating expenses, after giving effect to the payment, do not exceed the expense limitation in effect at the time the waiver or reimbursement is made (or any lower expense limitation to which Centre Funds, on behalf of the Fund, and Centre may otherwise agree).

3.       Distribution and Shareholder Services

Dividend Value Fund

Foreside Funds Distributors LLC (the “Underwriter”) serves as a principal underwriter of the Dividend Value Fund’s shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter continuously distributes shares of the Fund on a best efforts basis. The Underwriter and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

The Trust has adopted a distribution and services plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). To the extent the Underwriter receives fees under the Rule 12b-1 Plan, the Underwriter will furnish or enter into arrangement with others for the furnishing of marketing or sales services with respect to the Class A shares and Class C shares as may be required pursuant to such plan. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Fund, the Underwriter will enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan. The aggregate fee amount will not exceed 0.25% and 1.00% (0.75% distribution fee and 0.25% shareholder service fee), respectively, on an annualized basis of the Class A and Class C shares of the Fund’s average net assets, except with respect to limitations set from time to time by the Board.

Infrastructure Fund

ALPS Distributors, Inc. (the “Distributor”) distributes the shares of the Infrastructure Fund pursuant to a Distribution Agreement with Centre Funds. The Distributor offers the Fund’s shares on a continuous, best-efforts basis.

Centre Funds has adopted a distribution and services plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”). Under the Rule 12b-1 Plan, Investor Class shares of the Fund may pay a fee to one or more persons or entities for rendering shareholder or distribution services, and for bearing any expenses relating to such services, with respect to such Investor Class shares. The aggregate fee amount will not exceed 0.25% of the Fund's average daily net assets attributable to its Investor Class shares.

Centre Funds has also adopted a shareholder services plan, pursuant to which the Fund is authorized to pay third party service providers for rendering non-distribution shareholder services. These payments may not exceed the annual

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rate of 0.15% with respect to Investor Class shares of the Fund, and 0.10% with respect to Institutional Class shares of the Fund.

4.       Purchase and Redemption Procedures

Purchases of shares of each Fund (except Class A shares of the Dividend Value Fund) are made at the net asset value per share next determined after receipt of the complete and accurate purchase order. Purchases of Class A shares of the Dividend Value Fund are made at the offering price, which is the net asset value plus an initial sales charge of up to 5.75%. Larger investments are subject to “breakpoints” or “quantity discounts”.

Sales (redemptions) of shares of each Fund are made at the net asset value per share next determined after receipt of the complete and accurate redemption order. Class A shares of the Dividend Value Fund that are purchased without an initial sales charge because the investments in the Fund aggregated over $1 million at the time of purchase, may incur a contingent deferred sales charge of up to 1.00% if those shares are redeemed within eighteen months of purchasing those shares.

You may generally buy or redeem shares of either Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business (a “Business Day”). Shares may be purchased through authorized financial intermediaries (such as financial planners, advisers or broker-dealers). If an order is received by a Fund (or its agent or authorized financial intermediary) in proper form before the close of trading on the NYSE on a Business Day, the price paid or received by a shareholder will be based on the Fund’s per share net asset value as determined on that Business Day. If an order is received after the close of the NYSE, the price paid or received will be based on the per share net asset value determined on the next Business Day.

The minimum amounts required to invest in, or add to, an account with each Fund are shown below. These amounts may be waived in the discretion of the Adviser or Centre, as applicable, or the applicable Fund, and the Infrastructure Fund intends to waive the applicable minimum investment requirements for Dividend Value Fund shareholders who receive either Investor Class or Institutional Class shares of the Infrastructure Fund through the Reorganization.

Dividend Value Fund – Class A and C Shares	Infrastructure Fund – Investor Class Shares
Investment Minimums	Investment Minimums

Regular (New Investor)	$ 1,000	$ 5,000
Additional Investment (Current Fund Shareholders)	$ 50	$ 1,000
Individual retirement account (IRA), qualified retirement plan or within a wrap-fee account	$ 100	$ 5,000
Additional Investment (IRA)	$ 25	$ 1,000

Dividend Value Fund – Class I Shares	Infrastructure Fund – Institutional Class Shares
Investment Minimums	Investment Minimums

Regular (New Investor)	$ 50,000	$ 1,000,000
Additional Investment (Current Fund Shareholders)	No Minimum	$ 10,000

5.       Purchase and Redemption Fees and Expenses

Shares of the Infrastructure Fund that are sold or exchanged after holding such shares for 90 days or less are subject to a redemption fee of 2.00%, which may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Infrastructure Fund and are designed to help offset brokerage commissions, market impact and other costs

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associated with short-term shareholder trading. However, shares of the Infrastructure Fund that are issued in connection with the Reorganization will not be subject to the redemption fee. The Dividend Value Fund does not have a redemption fee.

6.       Exchange Procedures

For the Dividend Value Fund, shareholders may exchange shares of the Fund for the same class of shares of any other series of the Trust managed by the Adviser. There are currently no other series of the Trust other than the Dividend Value Fund managed by the Adviser.

For the Infrastructure Fund, shareholders who have held all or part of their shares in the Fund for at least seven days may generally exchange those shares for shares of another series of the Centre Funds of the same class. A shareholder may transfer between share classes, subject to any minimum investment requirements applicable to the class into which the shareholder seeks to transfer.

Any exchange is the redemption of shares from one fund followed by the purchase of shares in another fund. Accordingly, any gain or loss realized on the exchange is recognizable for federal income tax purposes, except with respect to a tax-deferred account. In addition, a redemption fee may apply if the shares being exchanged are subject to a redemption fee, and the shares are exchanged within 90 days after such shares were purchased or exchanged.

E.       Federal Tax Consequences of the Proposed Reorganization

The Dividend Value Fund and the Infrastructure Fund will receive a legal opinion from counsel to the Infrastructure Fund, Seward & Kissel LLP, to the effect that (a) the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Code, so that no gain or loss will be recognized directly as a result of the Reorganization by the Dividend Value Fund, the Infrastructure Fund or the Dividend Value Fund’s shareholders; and (b) the aggregate tax basis of the Infrastructure Fund’s shares received by the Dividend Value Fund’s shareholders will be the same as the aggregate tax basis of their shares in the Dividend Value Fund immediately prior to the Reorganization. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or the courts.

III.       PRINCIPAL RISK FACTORS OF THE FUNDS

As diversified equity funds, the Dividend Value Fund and the Infrastructure Fund are subject to some of the same principal risks and disclose similar risks. Each Fund normally invests at least 80% of its net assets in equity securities and is therefore subject to the risk of investing in equity securities, in particular common stocks; each Fund is also subject to market risk. Furthermore, the Funds are subject to different risks due to certain different investment strategies discussed above. The Infrastructure Fund focuses its investments on infrastructure-related companies and is therefore subject to infrastructure-related company investment risk and sector risk. The Infrastructure Fund also invests significantly in foreign securities of developed market countries and is therefore subject to foreign securities risk, as well as currency risk. In addition, the Dividend Value Fund employs a rules-based, “buy and hold” strategy and is subject to risks related to its reliance on quantitative models and market data; the Infrastructure Fund utilizes a fundamental stock selection process and may engage in frequent or active trading depending on market conditions, subjecting the Fund to portfolio turnover risk. The principal risks of investing in the Dividend Value Fund and the Infrastructure Fund are summarized below.

Note that Fund shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government. Before investing in any fund, an investor should carefully consider the investor’s own investment goals, the amount of time available to leave money invested and the amount of risk the investor is willing to take. Investing in either of the Dividend Value Fund or the Infrastructure Fund may expose shareholders to certain risks that could cause shareholders to lose money.

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A.       Principal Risks of the Dividend Value Fund

Cyber Security Risk. As part of its business, the Adviser processes, stores and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Adviser and Fund may be susceptible to operational and information security risk. Cyber security failures or breaches of the Adviser or the Fund’s other service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Equity Securities Risk. Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments. The Adviser selects securities it believes have appealing dividend yields with attractive value and growth characteristics; however, dividend yield by itself is not necessarily an indication of a security’s growth or value potential. The Adviser utilizes a long term “buy and hold” strategy that is re-balanced annually and, while it may make periodic adjustments, generally the Adviser will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Adviser is committed to a strategy that is unsuccessful, the Fund may not meet its investment objective. Because the Adviser generally will not use certain techniques for the Fund available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Fund may be more susceptible to general market declines than other mutual funds.

Market Risk. The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Model and Data Risk. Quantitative models and market data upon which the Adviser relies may prove to be incorrect or incomplete, potentially resulting in lower investment performance or losses to the Fund.

Small- and Mid-Cap Stock Risk. The risk that stocks of smaller- and mid-capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Tax Legislation Risk. On December 22, 2017, new tax legislation was enacted which includes changes to tax rates, restrictions on miscellaneous itemized deductions, changes to the dividends received deduction, restrictions on the deductibility of interest, and changes to the taxation of the international operations of domestic businesses. Certain changes have sunset provisions, which are important to note. Because the tax legislation is newly enacted and additional guidance is forthcoming, there is uncertainty in how the newly enacted tax legislation will affect the Fund’s investments, as such impact may be adverse. Shareholders are urged and advised to consult their own tax advisor with respect to the impact of this legislation.

B.       Principal Risks of the Infrastructure Fund

Common Stock Risk. The value of common stocks held by the Infrastructure Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of the Fund may also decrease.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Asset prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In a declining stock market, security prices for all companies (including those in the Fund’s portfolio) may decline regardless of any company’s long-term prospects.

Infrastructure-Related Company Investment Risk. The Infrastructure Fund’s investments in infrastructure-related companies will expose the Fund, and make it more susceptible, to adverse economic or regulatory occurrences affecting those companies. Infrastructure-related companies may be subject to a variety of factors that, individually or collectively, may adversely affect their business or operations, including general or local economic conditions and

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political developments, changes in government spending on infrastructure projects, general changes in market sentiment towards infrastructure assets, high interest costs in connection with capital construction and improvement programs, high degrees of leverage, difficulty in raising capital, costs associated with compliance with changes in environmental and other regulations, the deregulation of a particular industry or sector, environmental problems, technological changes, surplus capacity, casualty losses, threat of terrorist attacks, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, and the effects of energy conservation policies. In addition, infrastructure-related companies may also be affected by governmental regulation of rates charged to customers, service interruption due to environmental, operational or other challenges and the imposition of special tariffs and changes in tax laws and accounting standards. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not focus its investments in such companies.

Sector Risk. The Infrastructure Fund’s investments in securities issued by infrastructure-related companies may expose the Fund to the risks affecting a particular market sector, such as utilities, telecommunication services, energy or industrials. To the extent that the Fund’s investments are focused in such a sector, the Fund will be subject to the market or economic factors affecting such sector, including adverse economic, business, political, regulatory or environmental developments, to a greater extent than if the Fund’s investments were more diversified among various different sectors.

Fixed-Income Securities Risk. Fixed income securities are obligations of the issuer of the securities to make payments of principal and/or interest on future dates. Fixed income securities include, but are not limited to, securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, corporate debt securities issued by U.S. and non-U.S. entities, mortgage-backed and other asset-backed securities, structured notes and inflation-indexed bonds issued both by governments and corporations. Fixed income securities are generally subject to the risk that the issuer will be unable to meet principal and interest payments, and the risk of price volatility due to a variety of factors, including interest rate sensitivity, market perception of the issuer’s creditworthiness and general market conditions. A period of economic conditions or monetary policy volatility leading to rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them. As interest rates rise, the value of fixed income securities typically declines.

Foreign and Emerging Market Securities Risk. The Infrastructure Fund will invest in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The value of the Fund’s investments may decline because of factors affecting a particular issuer, and/or factors affecting foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund. The Fund’s investments in ADRs and GDRs entail similar investment risks to direct ownership of foreign securities traded outside the U.S.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio’s investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due, and that there could be a decline or perception of a decline in the credit quality of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations. The default of a single holding could have the potential to adversely affect the Fund’s net asset value. It is possible that a security held by the Fund could have its credit rating downgraded or could default.

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Interest Rate Risk. Changes in interest rates will affect the value of the Fund’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall, and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed income securities with longer maturities or durations.

Maturity Risk. Longer-term securities generally have greater price fluctuations and are more sensitive to interest rate changes than shorter-term securities. Therefore, the Fund may experience greater price fluctuations when it holds securities with longer maturities.

Income Risk. Income risk is the risk that the income received by the Fund may decrease as a result of falling interest rates or dividend yields.

Municipal Obligations Risk. The Infrastructure Fund may invest in municipal obligations, including securities of states, territories and possessions, of the U.S. and the District of Columbia, and their political subdivisions, agencies and instrumentalities (collectively, “Municipal Obligations”), the interest on which is exempt from federal income tax. Municipal Obligations include general obligation bonds (which are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest), revenue bonds (which are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power of the issuer) and notes (which are short-term instruments issued by municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues). To the extent that the Fund invests more of its assets in a particular issuer’s municipal securities, the Fund is vulnerable to events adversely affecting that issuer, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters. The Fund’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. For example, factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. From time to time Congress has enacted legislation for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations.

Liquidity Risk. Liquidity risk occurs when an investment becomes difficult to purchase or sell. Some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. The Fund may also face liquidity risk as a result of, among other factors, low trading volumes, legal or contractual restrictions on resale, and substantial redemptions of the Fund’s shares.

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

MLP Investment Risk. An MLP that invests in a particular industry (e.g., oil, gas and consumable fuels) may be adversely affected by detrimental economic events within that industry. As a partnership, an MLP may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income an MLP pays to its investors, such as the Fund.

Investment Adviser Risk. Centre’s implementation of the Fund’s strategy may fail to produce the intended results. Centre’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Portfolio Turnover Risk. Centre sells portfolio securities when it believes that it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in

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the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Political/Economic Risk. Changes in economic and tax policies, interest rates, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

Regulatory Risk. Governmental and regulatory actions, including tax law changes, may have unexpected or adverse consequences on particular markets, strategies, or investments, including the liquidity of investments. These actions and other developments may impact the Infrastructure Fund’s ability to invest or remain invested in certain securities and other assets. Legislation or regulation may also change the way in which the Fund itself is regulated. Centre cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to invest in certain assets, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-capitalization (“small-cap”) and mid-capitalization (“mid-cap”) companies. Investing in such companies involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of small-cap and mid-cap companies have limited market liquidity, may be traded in volumes that are lower than are typical of larger company securities, and their prices may be more volatile.

IV.       COMPARISON OF FEE TABLES AND EXAMPLES

A.       Fee Tables

In connection with an investment in the Dividend Value Fund or the Infrastructure Fund, shareholders will pay indirectly various expenses. This is because each Fund pays fees and expenses that reduce the return on a shareholder’s investment in the Fund. The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The fees and expenses of each of the Dividend Value Fund and the Infrastructure Fund shown below are based on the fees and expenses incurred by the applicable Fund for March 15, 2019. The Pro Forma fees and expenses of the Infrastructure Fund shown below are based on the estimated fees and expenses for March 15, 2019. The Reorganization will not cause a shareholder to directly pay any additional fees.

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Dividend Value Fund and Infrastructure Fund

Shareholder Fees (fees paid directly from your investment)

	Dividend Value Fund Class A	Dividend Value Fund Class C	Dividend Value Fund Class I	Infrastructure Fund Investor Class	Infrastructure Fund Investor Class Pro Forma	Infrastructure Fund Institutional Class	Infrastructure Fund Institutional Class Pro Forma
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%*	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	None	None	None	2.00%	2.00%	2.00%	2.00%

____________________
*A 1.00% contingent deferred sales charge (“CDSC”) may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Dividend Value Fund Class A	Dividend Value Fund Class C	Dividend Value Fund Class I	Infrastructure Fund Investor Class	Infrastructure Fund Institutional Class	Infrastructure Fund Investor Class Pro Forma	Infrastructure Fund Institutional Class Pro Forma
Management Fees	0.75%	0.75%	0.75%	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	0.25%	0.75%	None	0.25%	None	0.25%	None
Other Expenses
Shareholder Service Fees	0.00%	0.25%	0.00%	0.03%	0.06%	0.05%	0.04%
Other Expenses	0.32%	0.32%	0.32%	1.16%	1.16%	0.41%***	0.41%***
Total Other Expenses	0.32%	0.57%	0.32%	1.19%	1.22%	0.46%	0.45%
Total Annual Fund Operating Expenses	1.32%	2.07%	1.07%	2.34%	2.12%	1.61%	1.35%
Fee Waiver and/or Reimbursement	(0.07)%*	(0.07)%*	(0.07)%*	(1.00)%**	(0.95)%**	(0.36)%**	(0.35)%**
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursement)	1.25%	2.00%	1.00%	1.34%	1.17%	1.25%	1.00%

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* The Adviser has contractually agreed to reduce its management fee and/or reimburse certain expenses of the Dividend Value Fund to the extent necessary to ensure that the Dividend Value Fund’s total operating expenses (excluding taxes, “Acquired Fund Fees and Expenses,” dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis) 1.25% with respect to Class A shares, 2.00% with respect to Class C shares and 1.00% with respect to Class I shares of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2019, unless the Board of the Trust approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

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** Effective as of the close of business on May 18, 2018, Centre, the investment adviser to the Fund, has agreed, pursuant to an amended and restated written expense limitation agreement to reduce its advisory fees and/or reimburse other expenses of the Fund for an initial period of not less than two years and until the next following effective date of the post-effective amendment to the registration statement of Centre Funds relating to the Fund incorporating the Fund’s financial statements for that fiscal year to the extent necessary to limit the current operating expenses of the Fund, including investment advisory fees, but excluding, as applicable, any taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) to an annual rate of 1.05% of the average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares. Centre has contractually agreed, subject to Dividend Value Fund shareholder approval of the Plan, to, for a period of one year after the closing of the Reorganization, limit total net operating expenses to 1.25% of the average daily net assets of the Investor Class Shares and 1.00% of the average daily net assets of the Institutional Class Shares (including (but not limited to) investment advisory fees of Centre, distribution/service (Rule 12b-1) fees, and shareholder services fees, but excluding, as applicable, any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business)). An expense limitation agreement may be terminated at any time by the Board, upon 60 days’ written notice to Centre, but may not be terminated by Centre without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by Centre, and the recoupment may not cause the Fund to exceed the then-existing expense limitation for that class at the time such reimbursement or waiver was made. Any recoupment provision is limited to the lesser of (A) the expense limitation in effect at the time of the waiver; and (B) the expense limitation in effect at the time of recoupment.

*** “Other Expenses” reflect the pro forma impact of the Reorganization.

B.       Example

The examples set forth below are intended to help you compare the cost of investing in the Dividend Value Fund and the Infrastructure Fund with other mutual funds. Each example assumes that you invest $10,000 in the specified fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each fund are those shown in the tables above (using net annual fund operating expenses for the first year, to reflect expense reimbursement obligations, and gross annual fund operating expenses for all other years) and remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Dividend Value Fund and Infrastructure Fund

	One Year	Three Years	Five Years	Ten Years
Dividend Value Fund - Class A	$127	$411	$716	$1,582
Dividend Value Fund - Class C	$203	$642	$1,107	$2,394
Dividend Value Fund - Class I	$102	$333	$583	$1,299
Infrastructure Fund - Investor Class	$136	$634	$1,159	$2,595
Infrastructure Fund - Investor Class Pro Forma	$127	$473	$842	$1,878
Infrastructure Fund - Institutional Class	$119	$572	$1,051	$2,373
Infrastructure Fund - Institutional Class Pro Forma	$102	$393	$706	$1,592
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V.        EXISTING AND  PRO FORMA CAPITALIZATION OF THE FUNDS

The following tables set forth the unaudited capitalization of the Dividend Value Fund and the Infrastructure Fund as of March 15, 2019. The following tables also set forth the unaudited combined capitalization of the Infrastructure Fund on a pro forma basis, as of that date after giving effect to the Reorganization. The capitalization of the Infrastructure Fund will likely be different at the time that the Reorganization is consummated. The pro forma number of shares outstanding of the Infrastructure Fund, giving effect to the Reorganization as of March 15, 2019, was calculated by adding the number of shares outstanding of the Infrastructure Fund and the number of shares to be issued to shareholders of the Dividend Value Fund. The number of shares to be issued to the shareholders of the Dividend Value Fund was calculated by dividing the total net assets of that Fund by the net asset value per share of the Infrastructure Fund.

Dividend Value Fund and Infrastructure Fund

(Unaudited)	Dividend Value Fund – Class A Shares	Dividend Value Fund – Class C Shares	Dividend Value Fund – Class I Shares	Infrastructure Fund – Investor Class Shares	Infrastructure Fund – Institutional Class Shares	Pro Forma Adjustments – Investor Class Shares	Pro Forma Adjustments – Institutional Class Shares	Pro Forma Combined – Investor Class Shares	Pro Forma Combined – Institutional Class Shares
Total Net Assets	$16,545,240	$20,567,532	$77,609,424	$11,415,080	$680,707	$37,112,772	$77,609,423	$48,527,852	$78,290,131
Shares Outstanding	2,020,176	2,548,641	9,476,120	1,164,360	69,287	3,785,574	7,899,557	4,949,934	7,968,843
Net Asset Value per Share	$8.19	$8.07	$8.19	$9.80	$9.82	—	—	$9.80	$9.82

VI.       THE PROPOSED PLAN AND REORGANIZATION

The following is a summary of key information concerning the proposed Plan, which provides for the Reorganization. More detailed information appears in the Plan, a form of which is attached to this Proxy Statement/Prospectus as Appendix A, and in the documents incorporated by reference into this Proxy Statement/Prospectus.

Pursuant to the Plan, the Infrastructure Fund will acquire all of the assets, and assume all of the liabilities, of the Dividend Value Fund in exchange for full and fractional shares of beneficial interest of the Infrastructure Fund. The value of the Dividend Value Fund’s assets shall be the value of those assets computed as of the time at which net asset value is calculated pursuant to the Infrastructure Fund’s valuation policies and procedures on the Business Day immediately preceding the Closing Date (the “Valuation Date”). The net asset value of each share of the Infrastructure Fund will be the net asset value per share computed on the Valuation Date, calculated in accordance with the Infrastructure Fund’s valuation policies and procedures.

No sales loads, commissions or other transactional fees will be imposed on shareholders by the Funds in connection with the Reorganization. The Reorganization should not result in dilution of the net asset value of either Fund immediately following consummation of the Reorganization. Although a shareholder of the Dividend Value Fund will receive a different number of shares of the Infrastructure Fund compared to what the shareholder originally held in the Dividend Value Fund, the total dollar value of shares held will remain the same.

The Plan must be approved by a vote of a majority of shares voted of the Dividend Value Fund at the Special Meeting provided that a quorum is present in person or by proxy. Approval of the proposal to adjourn the Special Meeting to solicit additional proxies if there are insufficient votes at the time of the Special Meeting to approve the Plan requires a majority of the votes properly cast upon the question of adjournment, whether or not a quorum is present.

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If Dividend Value Fund shareholders approve the Reorganization, all required regulatory approvals, if any, are obtained, and certain conditions are either met or waived, it is expected that the Reorganization will take place on the Closing Date. If the Dividend Value Fund’s shareholders do not approve the Reorganization, the Fund will continue to operate and the Trustees may take any further action they deem to be in the best interest of the Fund and its shareholders, subject to approval by the Fund’s shareholders if required by applicable law.

A.       Significant Terms of the Plan

The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the form of Agreement and Plan of Reorganization, which is attached hereto as Appendix A.

Valuation. The assets of the Dividend Value Fund will be valued as of the time at which the net asset value is calculated pursuant to the valuation procedures set forth in the Infrastructure Fund’s then-current Prospectus and Statement of Additional Information on the Valuation Date, or at such time on such earlier or later date as may be mutually agreed upon in writing by the parties. The net asset value of each share of the Infrastructure Fund will be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the Fund’s then-current Prospectus and Statement of Additional Information.

Issuance and Distribution of Infrastructure Fund Shares. Immediately following the Closing (as defined in the Plan), the Dividend Value Fund will distribute (i) to its Class A and Class C shareholders, Investor Class shares of the Infrastructure Fund; and (ii) to its Class I shareholders, Institutional Class shares of the Infrastructure Fund. The distribution will be accomplished by an instruction from an officer of the Trust to transfer the Infrastructure Fund’s shares credited to the Dividend Value Fund’s account on the books of the Infrastructure Fund to open accounts on the books of the Infrastructure Fund in the names of record of the Dividend Value Fund’s investors and representing the full and fractional number of Infrastructure Fund shares due each Dividend Value Fund investor. All issued and outstanding Class A, Class C and Class I shares of the Dividend Value Fund will be cancelled, and any outstanding share certificates representing interests in the Dividend Value Fund will represent only the right to receive such number of the applicable class of shares of the Infrastructure Fund after the Closing. Following the transfer of the Dividend Value Fund’s assets by the Dividend Value Fund to the Infrastructure Fund and the assumption of the Dividend Value Fund’s liabilities in exchange for shares of the Infrastructure Fund as contemplated in the Plan, the Dividend Value Fund will file any final regulatory reports, including any Form N-CEN (or equivalent form), and/or Rule 24f-2 filing that may be required with respect to the Dividend Value Fund promptly after the Closing. The Dividend Value Fund will also take such steps as are necessary and proper to effect the termination of the Fund in accordance with the laws of the state of Delaware and other applicable requirements.

Expenses. The Adviser and Centre will pay all of the expenses related to the Reorganization, which are anticipated to be approximately $285,000. Such expenses include, as applicable, (i) fees and expenses of counsel and independent auditors of the Infrastructure Fund and the Dividend Value Fund incurred in connection with the Reorganization; (ii) expenses associated with preparing this Proxy Statement/Prospectus and preparing and filing the Registration Statement on Form N-14 under the 1933 Act covering the shares of the Infrastructure Fund to be issued in the Reorganization, and expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Dividend Value Fund; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the shares of the Infrastructure Fund to be issued in connection with the Reorganization; (iv) all operating expenses related to the Reorganization; (v) any fees and expenses of the Dividend Value Fund’s custodian and transfer agent incurred in connection with the Reorganization; and (vi) any special pricing fees associated with the valuation of the Infrastructure Fund’s portfolio on the Valuation Date. Centre will pay (among other expenses) for the legal expenses of the Dividend Value Fund associated with preparing and filing the Proxy Statement/Prospectus and reasonable expenses relating to the active solicitation and telephone campaign expenses as part of the overall proxy solicitation campaign process of the Dividend Value Fund’s shareholders (other than those fees and expenses with regard to all statement and document printing, and initial mailing and postage related to the Proxy Statement/Prospectus and any proxy materials to the Dividend Value Fund shareholders). The Adviser will pay (among other expenses) for fees and expenses with regard to all statement and document printing, and initial mailing and postage to the Dividend Value Fund’s shareholders of the Proxy Statement/Prospectus, any supplement to the Dividend Value Fund’s prospectus and statement of additional information, and any proxy materials related to the solicitation of the Dividend Value Fund shareholders in connection

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with the Reorganization, and expenses of holding the Special Meeting (including any adjournments or postponements thereof).

Amendments and Conditions. The Plan may be amended as mutually agreed upon by the parties, except that, following the Special Meeting, no such amendment may have the effect of changing the provisions for determining the number of shares of the Infrastructure Fund to be delivered to the Dividend Value Fund’s investors to the detriment of such investors, or otherwise materially and adversely affecting the Dividend Value Fund, without approval by that Fund’s shareholders. The obligations of each Fund pursuant to the Plan are subject to various conditions, including the requisite approval of the Plan by the Dividend Value Fund’s shareholders. In addition, the obligations of each Fund are subject to, among other conditions, the condition that all of the representations and warranties are true and correct in all material respects and certain opinions of legal counsel have been received.

Termination. The Plan may be terminated and the Reorganization may be abandoned at any time prior to the Closing, (i) by a Fund if any conditions precedent to the obligations of the Fund have not been satisfied; or (ii) by the mutual consent of the parties.

B.       Description of Infrastructure Fund Shares

Each Infrastructure Fund share issued to shareholders of the Dividend Value Fund in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. The Infrastructure Fund shares will be sold and redeemed based upon the net asset value of the Fund next determined after receipt of the purchase or redemption request.

C.       Reasons for the Reorganization Considered by the Board

As noted above, at a meeting of the Board held on April 5, 2019, the Adviser recommended, and the Board considered, the proposed Reorganization. The Adviser’s reasons for proposing the Reorganization, and the Board’s consideration of the Reorganization, are described below.

•	The Dividend Value Fund has not achieved economies of scale, and a decrease in asset growth in recent years makes achieving economies of scale in the future unlikely; and
•	The Adviser’s strategic business decision to terminate that portion of its business relating to the management of the Dividend Value Fund.

In determining to recommend that the shareholders of the Dividend Value Fund approve the Reorganization, the Board considered, among others, the factors described below:

•	the Adviser’s reasons for proposing the Plan (and the Reorganization provided for therein), including the Adviser’s strategic business decision to exit the mutual fund space and to focus its resources on its other lines of business;
•	the terms and conditions of the Plan and the Reorganization, which the Board determined to be not disadvantageous to the Dividend Value Fund and its shareholders;

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•	that the Adviser and Centre will pay all costs and expenses related to the Reorganization, thereby not burdening the Dividend Value Fund or its shareholders with such costs and expenses;
•	the Infrastructure Fund’s recent positive performance in recent periods;

•	the distribution policy of the Infrastructure Fund, which provides for more frequent distributions than the Dividend Value Fund;

•	the Adviser's view regarding each Fund's future growth prospects;
•	the comparative gross and net fees and expenses of the Funds and the terms of the Funds' respective expense limitation agreements (including their termination dates); and
•	the anticipated tax treatment of the Reorganization and the benefits expected to be derived from the Reorganization by the Funds and the Adviser.

In light of these factors and their fiduciary duty under federal and state law, the Trustees approved the Reorganization. The Trustees also determined that the Plan providing for the Reorganization should be submitted to the Dividend Value Fund shareholders for approval. In their deliberations, the Trustees did not identify any single factor as paramount or controlling.

D.       Federal Income Tax Consequences

As part of a portfolio repositioning in connection with the Reorganization, the Dividend Value Fund will dispose of certain portfolio holdings prior to the Reorganization. The Dividend Value Fund may recognize capital gain or loss for U.S. federal income tax purposes in connection with these dispositions. However, based on the current fair market value of its holdings, the Dividend Value Fund does not expect to realize any material net taxable gains, if at all, from this repositioning, although there can be no assurance that this will be the case. The reason for the repositioning is to ensure that after the Reorganization, the portfolio holdings of the Infrastructure Fund comply with its principal investment objectives, strategies, and policies. It is currently anticipated that approximately 52% of the Dividend Value Fund’s investments will be sold as a result of the repositioning, which will result in brokerage commissions or other transaction expenses. Centre expects such transactional expenses to be approximately $17,300, and Centre will reimburse the combined Dividend Value Fund such expenses (which may generate taxable income to the combined Fund) after the Reorganization.

The Adviser believes that the Dividend Value Fund has been treated as a regulated investment company under Part I of Subchapter M ("Subchapter M") of Chapter 1 of Subtitle A of the Code since its inception. Accordingly, the Board of Trustees believes that the Dividend Value Fund has been, and expects the Dividend Value Fund to continue through the Closing to be, relieved of any federal income tax liability on its taxable income and net gains it distributes to shareholders to the extent provided for in Subchapter M, although there can be no guarantee that it will do so. Centre also believes that the Infrastructure Fund has been treated as a regulated investment company under Subchapter M since its inception. Centre also believes that the Infrastructure Fund will continue to be relieved of any federal income tax liability on its taxable income and net gains it distributes to shareholders to the extent provided for in Subchapter M (although there can be no guarantee that it will do so).

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing, the Infrastructure Fund and the Dividend Value Fund will receive an opinion of counsel to the Infrastructure Fund substantially to the effect that — based on certain assumptions and conditioned on the representations set forth in the Plan (and, if such counsel requests, in separate letters from the Infrastructure Fund and the Dividend Value Fund) being true and complete at the time of the Closing and the Reorganization being consummated in accordance with the Plan (without the waiver or modification of any terms or conditions thereof and without taking into account any amendment thereof that counsel has not approved) — the Reorganization will qualify as such a reorganization and that, accordingly, for federal income tax purposes, with respect the Infrastructure Fund and Dividend Value Fund:

(a) The Infrastructure Fund's acquisition of the assets of the Dividend Value Fund in exchange solely for Infrastructure Fund shares and the Infrastructure Fund's assumption of the Dividend Value Fund's liabilities, followed by the Dividend Value Fund's distribution of the Infrastructure Fund shares to the Dividend Value Fund's shareholders actually or constructively in exchange for the Dividend Value Fund shares, will constitute a "reorganization" (as defined in section 368(a) of the Code), and the Dividend Value Fund and Infrastructure Fund will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

(b) Neither the Dividend Value Fund nor the Infrastructure Fund will recognize any gain or loss upon the transfer of the Dividend Value Fund's assets to the Infrastructure Fund in exchange solely for Infrastructure Fund shares and the Infrastructure Fund's assumption of the Dividend Value Fund's liabilities or on the subsequent distribution (whether actual or constructive) of those shares to the Dividend Value Fund's shareholders in exchange for their Dividend Value Fund shares;

(c) The Infrastructure Fund's tax basis in each asset of the Dividend Value Fund will be the same as the Dividend Value Fund's tax basis therein immediately before the Reorganization, and the Infrastructure Fund's holding period for each asset of the Dividend Value Fund will include the Dividend Value Fund's holding period therefor (except where the Infrastructure Fund's investment activities have the effect of reducing or eliminating an asset's holding period);

(d) No Dividend Value Fund shareholder will recognize any gain or loss on the exchange of all the shareholder's Dividend Value Fund shares solely for Infrastructure Fund shares pursuant to the Reorganization;

(e) A Dividend Value Fund shareholder's aggregate tax basis in the Infrastructure Fund shares such shareholder receives in the Reorganization will be the same as the aggregate tax basis in the Dividend Value Fund shareholder's Dividend Value Fund shares such shareholder actually or constructively surrenders in exchange for those Infrastructure Fund shares, and such shareholder's holding period for those

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Infrastructure Fund shares will include, in each instance, such shareholder's holding period for those Dividend Value Fund shares, provided the shareholder holds them as capital assets at the time the Reorganization is consummated; and

(f) The Infrastructure Fund will succeed to and take into account the items of the Dividend Value Fund (e.g., the capital loss carryovers of the Dividend Value Fund), if any, described under Section 381 of the Code, but the use by the Infrastructure Fund of any such items (e.g., capital loss carryovers) (and of capital loss carryovers of the Infrastructure Fund) may be subject to limitation under Sections 381, 382 or 383 of the Code and the Treasury Regulations thereunder.

Notwithstanding the above, the opinion delivered by counsel to the Infrastructure Fund may state that no opinion is expressed as to the effect of the Reorganization on the Dividend Value Fund or the Infrastructure Fund, or any Dividend Value Fund shareholder, with respect to any Dividend Value Fund asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. If the Reorganization results in a year end for any fund or the shareholders, the affected taxpayer may be required to report gains and losses notwithstanding the generally tax deferred nature of the Reorganization.

Opinions of counsel are not binding upon the IRS or the courts. If the Reorganization is consummated with respect to the Dividend Value Fund but does not qualify as a tax-free reorganization under the Code, the Dividend Value Fund would recognize gain or loss on the transfer of its assets to the Infrastructure Fund and each shareholder of the Dividend Value Fund would recognize a taxable gain or loss equal to the difference between the shareholder's tax basis in the Dividend Value Fund shares and the fair market value of the shares of the Infrastructure Fund the shareholder receives in the Reorganization.

The Plan provides that, on or before the Closing Date, the Dividend Value Fund shall declare and pay a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Date, which, together with all previous such dividends, will have the effect of distributing to Dividend Value Fund's shareholders all of the Dividend Value Fund's previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code, (ii) the excess, if any, of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) all of the Dividend Value Fund 's net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date. As of April 30, 2018, the Dividend Value Fund had no capital loss carryforwards. (As of September 30, 2018, the Infrastructure Fund also had no capital loss carryforwards.)

If the Dividend Value Fund has capital loss carryforwards, which will be netted against any capital gains, to the extent the Dividend Value Fund will be in a net capital gain position (after netting with any capital loss carryforward) prior to the Reorganization, the Dividend Value Fund intends to make distributions of the capital gains (as well as any other required distributions, such as income distributions) prior to the Reorganization being consummated. While based on a review of the current portfolio of the Dividend Value Fund, Centre believes that the Infrastructure Fund can acquire a material part of the portfolio securities of the Dividend Value Fund as of the Closing Date, it is possible, due to subsequent acquisitions of portfolio securities, investments from the portfolio of the Dividend Value Fund may be disposed of that may not be acquired by the Infrastructure Fund (whether due to the Infrastructure Fund's prospectus restrictions, investment strategies or policies, or applicable law). If, with respect to the Dividend Value Fund, such dispositions of portfolio securities, together with any other dispositions of portfolio securities from the portfolio of the Dividend Value Fund, result in the Dividend Value Fund having a net capital gain, it is the Dividend Value Fund 's intention to distribute such net capital gains to shareholders as taxable distributions prior to the consummation of the Reorganization. Accordingly, such dispositions may result in increased taxable distributions to Dividend Value Fund shareholders. Shareholders of the Dividend Value Fund will be responsible for any taxes payable in connection with taxable distributions made, if any, by the Dividend Value Fund prior to the Closing Date. For example, shareholders of the Dividend Value Fund would be responsible for any income distributions made by the Dividend Value Fund. In addition, because the shareholders of the Dividend Value Fund will receive shares of the Infrastructure Fund, they will receive a proportionate share of any "built in" (unrealized) gains in the Infrastructure Fund's assets when such gains are eventually realized (if applicable) and distributed by the Infrastructure Fund, as well as any taxable gains realized by the Infrastructure Fund but not distributed to its shareholders prior to the Reorganization.

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E.       Comparison of Shareholder Rights and Board Structure

Set forth below is a discussion of the rights of shareholders of the Funds.

Governing Law. The Dividend Value Fund is a separate series of the Trust, and the Infrastructure Fund is a separate series of Centre Funds. The Trust and Centre Funds are each organized as a statutory trust under Delaware law, and, under each Declaration of Trust, the beneficial interest in the Trust and Centre Funds is to be divided into an unlimited number of shares, with a par value of $.01 per share and $.001 per share, respectively. The operations of each of the Funds are governed by the respective Declaration of Trust, the respective By-Laws, and applicable Delaware law. A Delaware statutory trust is not required to hold shareholder meetings or obtain shareholder approval for certain actions unless required by applicable law or the Declaration of Trust. Neither the Declaration of Trust nor the By-Laws of the Trust or Centre Funds require the Trust or Centre Funds to hold annual meetings. Under Delaware law, a Delaware statutory trust is permitted to limit or eliminate a trustee’s personal liability for breach of contract or breach of duties to the statutory trust or to a shareholder of the statutory trust in the declaration of trust, subject to certain exceptions. The 1940 Act currently prohibits the charter, bylaws and other organizational documents of a registered investment company from containing a provision that protects or purports to protect any director or officer of the investment company against liability to the company or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Shareholder Liability. Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the fund or the fund’s investment adviser was unable to meet its obligations. The Trust and Centre Funds are each required to indemnify its trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or trustees, except under certain limited circumstances relating to the culpability of such officers or trustees.

Board of Trustees of the Trust. The Trust has five Trustees on its Board, each of whom are Independent Trustees. Subject to the requirements of Section 16(a) of the 1940 Act, the Board of Trustees, by action of a majority of the then Trustees at a duly constituted meeting, may fill vacancies in the Board of Trustees and remove Trustees with or without cause.  Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed. Any Trustee may be removed at any meeting of shareholders by a vote of the majority of the outstanding shares of the Trust.  Unless required under the 1940 Act, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

Board of Trustees of Centre Funds. Centre Funds has four Trustees on its Board, three of whom are Independent Trustees and one of whom is an “interested person” of the Trust, as that term is defined under the 1940 Act. The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of Centre Funds, by a vote of two-thirds of the total combined net asset value of all shares of Centre Funds, issued and outstanding; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the total combined net asset value of all shares of Centre Funds, issued and outstanding. In case a vacancy on the Board shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Unless required under the 1940 Act, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.

For more information, refer to the Statement of Additional Information of the Dividend Value Fund dated September 1, 2018 and the Infrastructure Fund dated January 29, 2019.

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F.       Capitalization

Please refer to the section of this Proxy Statement/Prospectus entitled “Existing and Pro Forma Capitalization of the Funds” for information on the existing and pro forma capitalization of each Fund.

VII.     INFORMATION ABOUT THE FUNDS

A.       Investment Objectives and Investment Strategies

Please refer to the discussion under “Summary -- Comparison of the Funds” and to Appendix B to this Proxy Statement/Prospectus.

B.       Fees and Expenses

Please refer to the discussion under “Comparison of Fee Tables and Examples” in this Proxy Statement/Prospectus.

C.       Performance

For a discussion of investment performance, see Appendix C to this Proxy Statement/Prospectus.

D.       Investment Adviser and Portfolio Managers

Dividend Value Fund

For a discussion of the Dividend Value Fund’s investment adviser and portfolio managers, please see the Dividend Value Fund’s prospectus dated September 1, 2018, as amended or supplemented.

Infrastructure Fund

Adviser. Centre, the investment adviser to the Infrastructure Fund, is a New York limited liability company, with principal offices at 48 Wall Street, Suite 1100, New York, New York 10005. Centre is an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. Centre was formed in late 2005 and began operating in 2006. Centre offers investment advisory services to, and manages various investment strategies for, U.S. and foreign investment companies and other pooled investment vehicles. In 2010, Centre entered into a strategic partnership with Sanlam Investments resulting in Sanlam making an equity investment into the firm. Centre is an independently operated investment partner within the Sanlam International Investments business cluster, which is an investment management business managing and advising on approximately $65 billion in assets as of December 31, 2018 through a range of funds and segregated accounts that span the asset class spectrum, delivered in a global, diversified multi-boutique framework. Sanlam International Investments USA Holdings, Inc. and James Abate have a controlling interest in Centre, as they each own 25% or more of Centre’s voting securities. As of February 28, 2019, Centre had approximately $958 million in assets under management.

Portfolio Manager. James A. Abate, Managing Director and Chief Investment Officer of Centre, serves as the portfolio manager of the Infrastructure Fund and is primarily responsible for managing the Fund’s portfolio. James A. Abate, MBA, CPA, CFA, is a Trustee of Centre Funds. In addition to the Infrastructure Fund, Mr. Abate also serves as the portfolio manager of the Centre American Select Equity Fund, another series of Centre Funds. He is the Chief Investment Officer of Centre, the portfolio manager of Centre’s American Select Equity and Global Listed Infrastructure Strategies, and the firm’s Managing Director. Prior to founding Centre, Mr. Abate was U.S. Investment Director, North America, for GAM Investments. Prior to GAM Investments, Mr. Abate served as Managing Director & Fund Manager/Head of U.S. Active Equity at Credit Suisse Asset Management responsible for its U.S. Select Equity Strategy and stable of Global Sector Funds. Prior to transitioning to asset management, he was a Manager in Price Waterhouse’s Valuation/Corporate Finance Group and served as a commissioned officer in the U.S. Army and Reserves, achieving the rank of Captain. Mr. Abate holds a B.S. in Accounting from Fairleigh Dickinson University and an M.B.A. in Finance from St. John’s University, and is a visiting Adjunct Professor in the graduate and honors academic programs at the Zicklin School of Business, Baruch College. Mr. Abate is a contributing author to several John Wiley published books: Applied Equity Valuation, Focus on Value, Short Selling and The Theory and Practice of Investment Management; his article writings have appeared in The Journal of Portfolio Management, Investment

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Week, FT Investment Adviser, The Wall Street Journal, Mergers & Acquisitions and other various publications. Mr. Abate is a former member of the Editorial Advisory Board of The Journal of Portfolio Management.

E.       Net Asset Value

Dividend Value Fund

For a discussion of how the offering price of the Dividend Value Fund’s shares is determined, please see the Dividend Value Fund’s prospectus dated September 1, 2018, as amended or supplemented.

Infrastructure Fund

The net asset value (“NAV”) per share of the Fund is calculated at the close of regular trading on the NYSE (ordinarily, 4:00 p.m. Eastern Time), only on business days that the NYSE is open for business. The Fund does not calculate NAV on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the NAV of the Fund will not be calculated.

In computing the Fund’s NAV, all liabilities incurred or accrued are deducted from its net assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation, and the result is the NAV per share of the Fund.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of the Fund are valued as follows: (i) securities that are listed on an exchange and which are not traded on a particular day are valued at the closing bid price; (ii) securities that are traded in the over-the-counter market and are not quoted by NASDAQ are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities; (iii) debt securities, including short-term debt obligations that will mature in 60 days or less, will generally be valued at the price supplied by an independent third-party pricing service approved by the Trustees, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments; and (iv) securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. In valuing the Fund’s total assets, portfolio securities are generally valued at their market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

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F.       Share Classes; Minimum Investment Amounts; Purchase and Redemption Procedures; Exchange Privileges; and Frequent Trading

Dividend Value Fund

For a discussion of the Dividend Value Fund’s shares, including how the shares may be purchased and redeemed, please see the Dividend Value Fund’s prospectus dated September 1, 2018, as amended or supplemented.

Infrastructure Fund

1.       Share Classes and Class Conversion Features

Share Classes. The Fund offers two classes of shares: Investor Class shares and Institutional Class shares. Each share class represents an ownership interest in the same investment portfolio as the other class of shares of the Fund. Each class has its own expense structure.

Investor Class shares of the Fund are subject to the Rule 12b-1 Plan, pursuant to which the Fund pays distribution and/or shareholder servicing fees of up to 0.25% per year to those intermediaries offering Investor Class shares and providing other services to Investor Class shareholders. Institutional Class shares are available without a Rule 12b-1 fee to those investors eligible to purchase such shares. Centre Funds has also adopted a shareholder services plan for certain non-distribution shareholder services provided by financial intermediaries. The shareholder services plan authorizes annual payment of up to 0.15% of the average daily net assets attributable to Investor Class shares of the Fund, and up to 0.10% of the average daily net assets attributable to Institutional Class shares of the Fund. Neither class of shares is subject to a sales charge.

When choosing a class of shares of the Fund, investors should consider the size of their investment and how long they plan to hold the shares. An investor’s financial consultant or other financial intermediary can help the investor determine which share class is best suited to the investor’s personal financial goals. Investors who qualify to purchase Institutional Class shares should purchase them rather than the Investor Class shares because the Investor Class shares have higher expenses than the Institutional Class shares. Although each class invests in the same portfolio of securities, the returns for each class will differ because each class is subject to different expenses.

Class Conversion Features. If the current market value of a shareholder’s Investor Class shares of the Fund is at least $1,000,000, the shareholder may elect to convert such Investor Class shares to Institutional Class shares on the basis of relative NAVs. Upon such a conversion, the shareholder will be subject to the policies and procedures for Institutional Class shares. Converting from Investor Class shares to Institutional Class shares may not be available at certain financial intermediaries, or a shareholder’s financial intermediary may charge additional fees for this conversion. Because the NAV of the Institutional Class shares may be higher or lower than that of the Investor Class shares at the time of conversion, a shareholder may receive more or fewer Institutional Class shares of the Fund than the number of Investor Class shares of the Fund converted, even though the total dollar value will be the same.

Holders of Investor Class shares of the Fund may convert their Investor Class shares to Institutional Class shares of the Fund provided that they (i) hold their shares through an institution that has a valid Institutional Class sales agreement with Centre Funds or the Distributor or any of their respective affiliates authorizing such a conversion; and (ii) are eligible to invest in Institutional Class shares in accordance with the criteria set forth in the Fund’s prospectus. The Fund may accept or reject any conversion in its discretion. For federal income tax purposes, a same-fund conversion generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal advisor to discuss their particular circumstances. Investor Class shareholders of the Fund should contact their financial institution for information on the availability of Institutional Class shares, and should read and consider the Institutional Class shares information in the Fund’s prospectus before requesting any such conversion.

If an Institutional Class share account falls below the stated investment minimum of $1,000,000 as a result of selling shares, the Fund reserves the right to give the shareholder 30 days’ written notice to make additional investments so that the account balance is at least $1,000,000. If additional investments are not made, then the Fund may convert the shareholder’s Institutional Class shares to Investor Class shares, at which time the account will be subject to the expenses, policies and procedures of Investor Class shares. Any such conversion will occur at the relative NAVs of the two share classes. Because the NAV of the Institutional Class shares of the Fund may be higher or lower than that of the Investor Class shares of the Fund at the time of conversion, the shareholder may receive more or fewer Investor Class shares than the number of Institutional Class shares that were converted, even though the total dollar value will be the same.

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2.       Minimum Investment Amounts

The minimum initial investment is $5,000 for Investor Class shares and $1,000,000 for Institutional Class shares. The minimum subsequent investment is $1,000 for Investor Class shares and $10,000 for Institutional Class shares. Exceptions to these minimum amounts may apply for certain investors, and the minimum amounts may otherwise be waived or reduced by Centre. The Infrastructure Fund intends to waive the applicable minimum investment requirements for Dividend Value Fund shareholders who receive either Investor Class or Institutional Class shares of the Infrastructure Fund through the Reorganization.

3.       Purchase Procedures

The Fund accepts purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign currencies are not acceptable forms of payment.

A purchase order is effected at the NAV per share of the Fund next determined after receipt of the purchase request in Good Form. Purchase requests received by the Fund’s transfer agent or an authorized financial intermediary (i) before the close of the NYSE on any Business Day will be effected at the NAV per share of the Fund determined on that day or (ii) after the close of the NYSE on any Business Day, will be effected at the NAV per share of the Fund determined on the next Business Day.

Purchase requests must be received in Good Form by the transfer agent or an authorized financial intermediary. A purchase order is considered to be in “Good Form” if the request includes: (i) the name and class of the fund in which an investor wishes to invest; (ii) the amount the investor wishes to invest; (iii) the name in which the investor’s account is to be registered (or, in the case of subsequent investments, the investor’s account number); (iv) the signature of each person in whose name such account is (or is to be) registered; and (v) payment in full of the purchase amount. Purchases of Fund shares may be made through certain financial intermediaries authorized to receive purchase requests in accordance with the standards described above. If shares are purchased through a financial intermediary, the financial intermediary may charge a fee, and higher investment minimums may apply.

An initial investment may be made by wire by calling 1-855-298-4236 to inform the Fund that funds will be wired. An investor should ensure that the investor’s bank receives the Fund account number as part of the wiring instructions. For more details on wiring instructions, please visit www.centrefunds.com or call 1-855-298-4236. Please note that most banks charge fees when sending wires.

Centre Funds has established an Anti-Money Laundering Compliance Program (“AML Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act ("USA PATRIOT Act"). To ensure compliance with this law, the AML Program provides for, among other things, the development of internal practices, procedures and controls and designation of an anti-money laundering compliance officer. Centre Funds’ chief compliance officer serves as its Anti-Money Laundering Compliance Officer. In compliance with the USA PATRIOT Act, the transfer agent will verify certain information on an Account Application as part of the AML Program. As requested on the Account Application, investors must supply a full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Investors should contact Shareholder Services at 1-855-298-4236 for additional assistance when completing an Account Application.

To open an account, the Fund or an investor’s financial intermediary is required to obtain certain information from the investor for identification purposes. Ownership/control information for a legal entity may include the name, date of birth, physical address, and identification number (generally a social security or taxpayer identification number) of the entity’s owners/controlling persons. If the Fund or any of its agents does not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Fund reserves the right to reject any Account Application for any reason and to close an account within five (5) Business Days of a request for more information about an investor if clarifying information/documentation is not received.

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An investor may add to an account with the Fund by sending a check for the additional investment payable to the Fund to the Fund’s transfer agent at: Centre Funds, P.O. Box 295, Denver, CO 80201. A brief letter providing the name on the account and the account number should be included with the check. The account number should be written on the check. Subsequent purchases may also be made online after online account access has been established. To establish access, an investor will need to obtain the investor’s Fund account number and Social Security Number, and then visit www.centrefunds.com. After selecting “Account Login,” investors will be able to create a new login ID and password.

Investors may establish an automatic investment plan when an account is opened. This may be done by completing the automatic investment plan section of the Account Application. An investor may also establish an automatic investment plan by completing an Account Options Form or by visiting www.centrefunds.com.

The Fund reserves the right to reject, in its sole discretion, any purchase order for any reason. In addition, the Fund reserves the right to cease offering its shares or a class thereof at any time and for any reason.

4.       Redemption Procedures

Full and fractional shares of the Fund for cash at the next determined NAV after receipt of a completed redemption request in Good Form. A redemption order is considered to be in “Good Form” if the request includes: (i) the name and class of the fund from which an investor wishes to redeem; (ii) the dollar amount or number of shares the investor wishes to redeem; (iii) the investor’s account number; (iv) the investor’s address; and (v) the signature of an authorized signer (and signature guarantee if applicable). The Fund’s transfer agent may require that a shareholder provide additional documentation or information. Shareholders redeeming from a retirement account must complete the appropriate distribution form and may be required to provide employer authorization. Redemption requests received by the Fund’s transfer agent or appropriate financial intermediary of the Fund before the close of the NYSE on any Business Day will be effected at the NAV per share of the Fund determined on that day. Redemption requests received by the Fund’s transfer agent or appropriate financial intermediary of the Fund after the close of the NYSE on any Business Day will be effected at the NAV per share of the Fund determined on the next Business Day.

Shares may be redeemed:

•	By mail: To redeem shares by mail, a shareholder should give instructions that specify the name of the Fund and number of shares or the dollar amount to be redeemed to: Centre Funds, P.O. Box 295, Denver, CO 80201. Instructions must be signed by all registered owners exactly as the account is registered.
•	By telephone. If the value of the Fund’s shares for which a redemption request is submitted is under $50,000, the redeeming shareholder may call the Fund’s transfer agent to redeem the shares over the telephone or to acquire instructions on how to redeem the shares via facsimile. The Fund will not be liable for following telephone instructions reasonably believed to be genuine. During drastic economic and market changes, telephone redemption privileges may be difficult to implement.
•	Online. Before a shareholder can sell shares or redeem an investment online, the shareholder must first establish online account access. In order to establish access, a shareholder will need to obtain the shareholder’s Fund account number and Social Security Number, and then visit www.centrefunds.com. After selecting “Account Login,” the shareholder will be able to create a new login ID and password.
•	Through financial intermediaries. Redemptions may be made through certain financial intermediaries that are authorized by the Fund to receive redemption requests in accordance with the standards described above.

Signature guarantees may be required to help protect against fraud for certain types of transfer requests or account registration changes. In addition, signature guarantees may also be required for redemptions of shares valued, in the aggregate, at $50,000 or more and for any redemption request in which redemption proceeds are to be mailed to an address other than the address of record. Acceptable signature guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization or institution that qualifies as

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an “eligible guarantor institution” (as defined by the SEC). Notary public signatures are not an acceptable replacement for a signature guarantee. In addition, signatures may be guaranteed by a medallion stamp of the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the NYSE Medallion Signature Program. Shareholders should contact Shareholder Services at 1-855-298-4236 with any questions about obtaining a signature guarantee.

The redemption price is the NAV per share next determined after a redemption request is received in Good Form, less any applicable redemption fees. Redemption proceeds normally will be sent within seven (7) days. However, if a shareholder recently purchased Fund shares by check, redemption proceeds will not be sent to the shareholder until the original check clears, which may take up to seven (7) days. Redemption proceeds can be sent by check to the shareholder’s address of record or by wire transfer to a bank account designated on the Account Application. A shareholder’s bank may charge the shareholder a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing and must include a signature guarantee.

The Fund reserves the right to satisfy any redemption request by making payment in securities held in the Fund’s portfolio. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV per share. Shareholders receiving portfolio securities may incur brokerage costs when the securities are sold and their value may have increased or decreased prior to completion of the transaction.

The Fund typically expects to use holdings of cash or cash equivalents to meet redemption requests. At times, such as in stressed market conditions, the Fund may meet redemption requests by selling portfolio assets. Although redemption proceeds will normally be paid as described above, under unusual circumstances, redemption requests or payments may be postponed or suspended as permitted under Section 22(e) of the 1940 Act. Generally, under that section, redemption requests or payments may be postponed or suspended if (i) the NYSE is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) the SEC, by order, permits the suspension of the right of redemption.

The Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed. Authorized financial intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Fund’s transfer agent. In order to facilitate the timely transmittal of redemption requests, these authorized financial intermediaries may set times by which they must receive redemption requests. These authorized financial intermediaries may also require additional documentation from a shareholder, and may charge a fee for redeeming shares through the financial intermediary.

The Fund reserves the right to redeem shares in any shareholder account with the Fund share balance of less than $5,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30 days’ prior written notice. If the Fund share balance is increased by the shareholder to at least $5,000 during the notice period, shares in the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax. Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

5.       Buying or Selling Shares through a Financial Intermediary

Shares of the Fund may be purchased through an authorized financial intermediary (such as a financial planner, adviser or a broker-dealer). To buy or sell shares at the NAV of any given day, the financial intermediary must receive the purchase or sell order before the close of trading on the NYSE that day. The Fund will be deemed to have received an order that is in Good Form when the order is received by an authorized financial intermediary on a Business Day, and the order will be priced at the Fund’s NAV per share next determined after such receipt.

The financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation, and money to the Fund on time. The financial intermediary may charge additional transaction fees for its services.

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Certain financial intermediaries have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the financial intermediary must send a shareholder payment to the Fund by the time the Fund prices its shares on the following Business Day. The Fund is not responsible for ensuring that a financial intermediary carries out its obligations. Shareholders should look to the financial intermediary through whom they wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

6.       Additional Information

Same Day Transactions. Purchases and redemptions of shares of the Fund by the same shareholder on the same day will be netted for the Fund.

Verification of Shareholder Transaction Statements. Shareholders must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The

Fund may deny a shareholder’s ability to refute a transaction if it does not hear from the shareholder within 60 days after the confirmation statement date.

Non-receipt of Purchase Wire. The Fund reserves the right to cancel a purchase request if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date.

Insufficient Funds. The Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Subscriptions in Kind. The Fund may, from time to time, accept subscriptions for shares against contribution in-kind of securities or other assets that are eligible to be held by the Fund pursuant to its investment policy and restrictions.

7.       Frequent Trading

Frequent purchases and redemptions (“Frequent Trading”) of the Fund’s shares may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by Centre of the Fund’s portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Fund’s portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, the Fund could face losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Fund.

The Board of Trustees of Centre Funds has adopted for Centre Funds, and with respect to the Fund, a Frequent Trading policy that is intended to discourage such activity by shareholders of the Fund. Centre Funds, through the Fund’s transfer agent, monitors shareholder trading activity to help ensure compliance with the policies of Centre Funds. The Fund reserves the right to refuse any purchase order, and/or restrict or terminate purchase privileges if the Fund determines that a shareholder has engaged in more than one round-trip transaction in the Fund within a 30-day rolling period.

Centre intends to apply this policy uniformly. However, the Fund may be unable to identify or determine that a specific purchase and/or redemption is part of a pattern of Frequent Trading, or that a specific investor is engaged in Frequent Trading, particularly with respect to transactions made through omnibus accounts or accounts opened through third-party financial intermediaries, such as broker-dealers and banks (“Intermediary Accounts”). Therefore, this policy is not applied to omnibus accounts or Intermediary Accounts. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and to purchase, redeem, and exchange Fund shares without the identity of the particular shareholders being known to Centre Funds. Like omnibus accounts, Intermediary Accounts normally permit investors to purchase, redeem, and exchange Fund shares without the identity of the underlying shareholder being known to Centre Funds. Accordingly, the ability of the Fund to monitor and detect Frequent Trading through omnibus accounts and Intermediary Accounts would be very limited, and there would be no guarantee that the Fund could identify shareholders who might be engaging in Frequent Trading through such

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accounts or curtail such trading. In addition, the policy will not apply if it is determined that a purchase and redemption pattern does not constitute Frequent Trading activity, such as inadvertent errors that result in frequent purchases and redemptions. Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where an investor unintentionally or mistakenly invests in the Fund and redeems immediately after recognizing the error). The investor shall have the burden of proving to the sole satisfaction of Centre Funds that a frequent purchase and redemption pattern was a result of an inadvertent error. In such a case, Centre Funds may choose to accept further purchase and/or exchange orders from such investor account.

For any shareholder selling or exchanging shares of the Fund after holding such shares for 90 days or less, a redemption fee of 2.00% may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

8.       Exchange Privileges

Shareholders that have held all or part of their shares in the Fund for at least seven days may exchange those shares for shares of another series of Centre Funds (each such series, a “fund”) of the same class. Existing shareholders of a fund, including the Infrastructure Fund, may exchange into a new account by copying the shareholders’ existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical. Any new account established through an exchange will be subject to all minimum requirements applicable to the shares acquired described in the preceding subsection of this Proxy Statement/Prospectus entitled “Minimum Investment Amounts.” Before effecting an exchange for shares of another fund, shareholders should read the prospectus for that fund.

Any exchange of shares will be made on the basis of their respective NAVs at the time of the exchange. Before making any exchange, be sure to review the fund’s prospectus closely and consider the differences between the funds. Since an exchange is the redemption of shares from one fund followed by the purchase of shares in another fund, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless an account is tax deferred).

Exchanges will be effected at the NAV per share of the fund in which shares are held and of the other fund into which shares will be exchanged next determined after receipt of a request in Good Form. Exchange requests received by the funds’ transfer agent or appropriate financial intermediary (i) before the close of the NYSE on any Business Day will be effected at the NAV per share of each fund determined on that day; or (ii) after the close of the NYSE on any Business Day will be effected at the NAV per share of each fund determined on the next Business Day.

Centre Funds reserves the right to reject any exchange request or to modify or terminate exchange privileges. Notice of all such modifications or termination will be given at least 60 days prior to the effective date of such change in the exchange privilege, except for unusual instances (such as when redemptions of the exchange are suspended under Section 22(e) of the 1940 Act, when sales are temporarily stopped, or in accordance with Centre Funds’ policy on excessive trading). The exchange privilege may not be used for short-term or excessive trading or trading strategies harmful to the funds.

Shareholders may transfer between classes of funds if the minimum investment requirements for the class to be transferred into are met.

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G.       Dividends and Distributions; Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the respective Statement of Additional Information of each Fund. Shareholders should rely on their own tax advisors for advice about the particular federal, state and local tax consequences of investment in the Funds.

1.       Dividends and Distributions

Dividend Value Fund

For a discussion of the Dividend Value Fund’s policy with respect to dividends and distributions, please see the Dividend Value Fund’s prospectus dated September 1, 2018, as amended or supplemented.

Infrastructure Fund

The Fund generally expects to pay distributions from net income, if any, on a monthly basis, and distribute capital gains one time during each calendar year, usually in December. Although the Fund will not be taxed on amounts it distributes, shareholders of the Fund will generally be taxed on distributions paid by the Fund, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

For the convenience of investors, the Fund will reinvest all income and capital gains distributions in full and fractional shares of the Fund, unless the shareholder elected to receive the distribution payments in cash.

The Fund will distribute substantially all of its net investment income and net realized capital gains. Dividends and distributions may be subject to federal, state, local and foreign taxation, depending upon each shareholder’s tax situation, whether they are received in cash, reinvested in additional shares of the Fund, or are invested in shares of another series of Centre Funds. Short-term capital gains distributions are generally taxed at ordinary income tax rates. Long-term capital gains distributions are generally taxed at the rates applicable to long-term capital gains regardless of how long the shares have been owned.

2.       Tax Information

Dividend Value Fund

For a discussion of the tax consequences of an investment in the Dividend Value Fund’s shares, please see the Dividend Value Fund’s prospectus dated September 1, 2018, as amended or supplemented.

Infrastructure Fund

The Fund will distribute substantially all of its net investment income and net realized capital gains. Dividends and distributions may be subject to federal, state, local and foreign taxation, depending upon your tax situation, whether you receive them in cash, reinvest them in additional shares of the Fund, or invest them in shares of another series of Centre Funds. Short-term capital gains distributions are generally taxed at ordinary income tax rates. Long-term capital gains distributions are generally taxed at the rates applicable to long-term capital gains regardless of how long you have owned your shares.

Each sale, exchange or redemption of Fund shares is generally a taxable event. For tax purposes, an exchange of shares of the Fund for shares of a different series of Centre Funds is generally a taxable event, but generally no gain or loss is recognized on an exchange of shares of one class of a fund for shares of another class of a fund.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

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As with all mutual funds, the Fund may be required to withhold U.S. federal income tax for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service (the “IRS”) that they are subject to backup withholding. Backup withholding, currently set at 24%, is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against the Fund shareholder’s U.S. federal income tax liability. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

Shareholders should consult with their own tax advisers to ensure distributions and sale of Fund shares are treated appropriately on their income tax returns.

3.       Cost Basis Reporting

Dividend Value Fund

For a discussion of the Dividend Value Fund’s policy with respect to cost basis reporting, please see the Dividend Value Fund’s Statement of Additional Information dated September 1, 2018, as amended or supplemented.

Infrastructure Fund

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost basis as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. Shareholders may choose a method other than the Fund’s standing method at the time of their purchase or upon the sale of covered shares. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption.

Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

H.       Financial Highlights

Financial highlights information for the Funds appears in Appendix D.

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I.       Distribution Arrangements

Dividend Value Fund

Foreside Funds Distributors LLC (the “Underwriter”), located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312, serves as a principal underwriter of the Fund’s shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter continuously distributes shares of the Fund on a best efforts basis. The Underwriter has no obligation to sell any specific quantity of shares of the Fund.

Infrastructure Fund

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the distributor, or principal underwriter, for the shares of the Fund. In this capacity, the Distributor sells shares of the Fund on a continuous basis, and although not obligated to sell any particular amount of shares, the distributor has agreed to use its best efforts to solicit orders for the sale of the Fund’s shares. Subsequent to the Reorganization, and pursuant to a Distribution Agreement with the Infrastructure Fund, the Distributor will continue to act in its capacity as distributor of the Infrastructure Fund’s shares.

J.      Other Service Providers

Dividend Value Fund

The Bank of New York Mellon performs certain fund accounting and administrative services for the Fund and serves as custodian to the Fund. BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s transfer agent.

Infrastructure Fund

ALPS Fund Services, Inc. provides fund accounting, transfer agency and administrative services to the Fund, and MUFG Union Bank, N.A. serves as custodian to the Fund.

VIII.       VOTING INFORMATION

The Trustees are soliciting proxies from Dividend Value Fund shareholders in connection with the Special Meeting, and to seek shareholder approval of the Plan. A quorum is constituted for the Dividend Value Fund by the presence in person or by proxy of the holders of 40% of the Fund's shares entitled to vote at the Special Meeting. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, “FOR” approval of the Plan. All shares entitled to vote shall vote on a one-vote-per-each dollar (and fractional vote for each fractional dollar) of the net asset value of each share (including fractional) basis.

The Board has fixed the close of business on May 17, 2019 as the Record Date for the determination of shareholders of the Dividend Value Fund entitled to notice of, and to vote at, the Special Meeting and at any adjournments thereof. Appendix E to the Proxy Statement/Prospectus lists the total number of shares outstanding as of that date entitled to vote at the Special Meeting. It also identifies holders of more than five percent of shares of the Dividend Value Fund, and contains information about the executive officers and Trustees of the Dividend Value Fund and their ownership of the Fund’s shares.

Shareholders of the Dividend Value Fund who hold shares directly and not through a broker or nominee (that is, a shareholder of record) may authorize their proxies to cast their votes by completing the enclosed proxy card relating to the Special Meeting and the proposed approval of the Plan (“Proxy Card”) and returning it by mail in the enclosed postage-paid envelope. Shareholders may also authorize their proxies to cast their votes by calling, toll-free, at (800) 967-5079 or through the Internet as provided in the Proxy Card. Dividend Value Fund shareholders holding shares of the Fund through a broker or nominee (who is the shareholder of record for those shares) should follow directions provided to the shareholder by the broker or nominee to submit voting instructions.

Instructions to be followed by a shareholder of record to submit a proxy via telephone, including use of the control number on the shareholder’s Proxy Card, are designed to verify shareholder identities, allow shareholders to give voting instructions and confirm that shareholder instructions have been recorded properly. Shareholders who authorize proxies by telephone should not return a Proxy Card.

A shareholder’s proxy will be valid indefinitely with respect to the Special Meeting or any adjournment or postponement thereof (and shall not expire after 11 months), unless the shareholder revokes the proxy. A shareholder of record of the Dividend Value Fund may revoke that shareholder’s proxy at any time prior to exercise thereof by giving written notice to the Secretary of the Trust at 300 Bellevue Parkway, Wilmington, DE 19809, Attn: Vincent

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Scarduzio, by authorizing a later-dated proxy (either by signing and mailing another Proxy Card or by telephone, as indicated above), or by personally attending and voting at the Special Meeting.

Properly executed proxies may be returned with instructions to abstain from voting or to withhold authority to vote (an “abstention”) or represent a broker “non-vote” (which is a proxy from a broker or nominee indicating that the broker or nominee has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have the discretionary power to vote). An abstention or broker non-vote, if any, will be considered present for purposes of determining the existence of a quorum, and not being a vote cast will have the effect of a vote against the Plan. If a Proxy Card is executed, but no instructions are given on the Proxy Card, then the shares represented by the proxy will be treated as an affirmative vote “FOR” (in favor of) the proposal to approve the Plan. If any proposal, other than the proposal concerning the Plan (and, accordingly, Reorganization), properly comes before the Special Meeting, the shares represented by proxies will be voted on all such proposals in the discretion of the person or persons voting the proxies. The Dividend Value Fund has not received notice of, and is not otherwise aware of, any other matter to be presented at the Special Meeting.

The Special Meeting may be adjourned with respect to the Dividend Value Fund by the vote of a majority of the shares voted in person or by proxy, whether or not a quorum is present. The persons designated as proxies may use their discretionary authority to vote as instructed by management of the Dividend Value Fund on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the SEC’s proxy rules, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules. Any business that might have been transacted at the Special Meeting with respect to the Dividend Value Fund may be transacted at any such adjourned session(s) at which a quorum is present.

The Dividend Value Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation also may include facsimile, Internet or oral communications by certain employees of the Adviser, who will not be paid (in addition to their normal compensation) for these services. AST Fund Solutions, LLC has been retained to assist with the solicitation and to tabulate shareholder votes. The total cost of the solicitation services, including cost of printing and mailing of proxy materials and other solicitation materials, is estimated to be $25,000, and will be borne by the Adviser and Centre.

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IX.     MISCELLANEOUS INFORMATION

 A.       Legal Matters

The validity of the shares offered hereby (which will be issued in the Reorganization) will be passed upon for the Infrastructure Fund by Seward & Kissel LLP.

B.       Experts

The financial statements of the Dividend Value Fund dated as of April 30, 2018, which are incorporated by reference into the Proxy Statement/Prospectus and the Statement of Additional Information, were audited by PricewaterhouseCoopers, LLP, the independent registered public accounting firm for the Dividend Value Fund.

By order of the Board of Trustees,

_________________________ Joel L. Weiss President and CEO
FundVantage Trust May 27, 2019

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Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [___] day of [_____], 2019, by and among (i) FundVantage Trust, a Delaware statutory trust (the “Trust”), on behalf of SkyBridge Dividend Value Fund, a series of the Trust (the “Acquired Fund”), (ii) Centre Funds, a Delaware statutory trust, on behalf of Centre Global Infrastructure Fund, a series of Centre Funds (the “Acquiring Fund”, and, together with the Acquired Fund, each a “Fund” and collectively, the “Funds”), (iii) solely with respect to Section 9 hereof, Centre Asset Management, LLC (“Centre”), the investment adviser to the Acquiring Fund, and (iv) solely with respect to Section 9 hereof, SkyBridge Capital II, LLC (“SkyBridge”), the investment adviser to the Acquired Fund. Shareholders of the Acquired Fund are referred to herein as “Investors.”

In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Acquired Fund be transferred to the Acquiring Fund, and that the Acquiring Fund assume all liabilities, expenses, costs, charges and reserves of the Acquired Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, in exchange for full and fractional shares of beneficial interest of Investor Class shares and Institutional Class shares of the Acquiring Fund (“Investor Class Shares” and “Institutional Class Shares”, respectively, and collectively, “Shares”), as set forth in this Agreement, and that these Shares be distributed immediately after the Closing (as defined herein) by the Acquired Fund to its Investors in liquidation of the Acquired Fund. This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.

WHEREAS, the Trust and Centre Funds are each registered as an investment company classified as an open-end management company under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest; and

WHEREAS, the Board of Trustees of the Trust has determined that the Reorganization, as defined below, is in the best interests of the Acquired Fund Investors, and is not dilutive of the interests of those shareholders;

WHEREAS, the Board of Trustees of Centre Funds has determined that the Reorganization, as defined below, is in the best interests of the Acquiring Fund shareholders, and is not dilutive of the interests of those shareholders;

NOW, THEREFORE, in consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, agree as follows:

1.       PLAN OF REORGANIZATION

Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.1 (the “Assets”) to the Acquiring Fund and the Acquiring Fund shall assume the Liabilities (as defined in paragraph 1.2) of the Acquired Fund. The Acquiring Fund shall, as consideration therefor, on the Closing Date (as defined in paragraph 3.1), issue and deliver to the Acquired Fund that number of full and fractional Shares of each class of the Acquiring Fund, rounded to the fourth decimal place or such other decimal place as the parties may agree in writing, determined by dividing the value of the Assets, net of Liabilities, attributable to a class of the Acquired Fund by the net asset value per share of the corresponding class of the Acquiring Fund, as set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter referred to as the “Closing”). Immediately following the Closing, the Acquired Fund shall distribute the appropriate number of full and fractional Investor Class Shares of the Acquiring Fund to the Investors of the Class A and Class C shares of the Acquired Fund and Institutional Class Shares of the Acquiring Fund to the Investors of the Class I shares of the

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Acquired Fund in liquidation of the Acquired Fund, as provided in paragraph 1.4 hereof. The Agreement and transactions contemplated hereunder for the Acquired Fund and the Acquiring Fund are hereinafter referred to as the “Reorganization.”

1.1       (a) With respect to the Acquired Fund, the Assets of the Acquired Fund shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Acquired Fund, and any prepaid expenses shown as an asset on the Acquired Fund’s books on the Closing Date.

(b)       Not less than ten (10) calendar days before the Closing Date, the Acquired Fund will provide the Acquiring Fund with a schedule of its Assets and its liabilities, and the Acquiring Fund will provide the Acquired Fund with a copy of the current investment objective and policies applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell or otherwise dispose of any of the securities or other assets shown on the schedule of the Acquired Fund’s assets before the Closing Date, but will not, without the prior approval of the Acquiring Fund, acquire any additional securities. Not less than five (5) calendar days before the Closing Date, the Acquiring Fund will advise the Acquired Fund of any investments of the Acquired Fund shown on such schedule that the Acquiring Fund would not hold on the Closing Date, pursuant to its stated investment objective and policies or otherwise. If the Acquired Fund holds any investments that the Acquiring Fund would not hold on the Closing Date under its stated investment objective or policies or otherwise, the Acquired Fund, if requested by the Acquiring Fund, will dispose of those securities prior to the Closing Date to the extent practicable. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations to which the Acquiring Fund is or will be subject with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

1.2       The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund will assume all of the Liabilities of the Acquired Fund. If prior to the Closing Date either party identifies a liability, expense, cost, charge or reserve of the Acquired Fund, whether absolute or contingent, known or unknown, accrued or unaccrued (each a “Liability” and collectively the “Liabilities”), that the parties mutually agree should not be assumed by the Acquiring Fund, such Liability shall be excluded from the definition of Liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the parties at the Closing (the “Excluded Liabilities”). The Acquiring Fund shall not assume any Liability for any obligation of the Acquired Fund to file reports with the Securities and Exchange Commission (“SEC”), Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Acquired Fund.

1.3       Immediately following the Closing, the Acquired Fund shall distribute pro rata Investor Class Shares of the Acquiring Fund to Investors of Class A and Class C shares and Institutional Class Shares of the Acquiring Fund to Investors of Class I shares. That distribution will be accomplished by an instruction, signed by an appropriate officer of the Trust, to transfer Investor Class Shares and Institutional Class Shares of the Acquiring Fund then credited to the Acquired Fund’s account on the books of the Acquiring Fund to open accounts on the books of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of record of the Acquired Fund’s Investors and representing the full and fractional number of Investor Class Shares and Institutional Class Shares of the Acquiring Fund due each Investor of the Acquired Fund. All issued and outstanding shares of each class of the Acquired Fund will be cancelled simultaneously therewith on the Acquired Fund’s books, and any outstanding share certificates representing interests in the Acquired Fund will represent only the right to receive such number of Investor Class Shares or Institutional Class Shares of the Acquiring Fund after the Closing as determined hereunder.

1.4       Following the transfer of assets by the Acquired Fund to the Acquiring Fund, the assumption of the Liabilities (other than the Excluded Liabilities, if any) by the Acquiring Fund, and the distribution by the Acquired Fund of the Investor Class Shares and Institutional Class Shares of the Acquiring Fund received by it pursuant to paragraph 1.3, the Acquired Fund shall be terminated as a series of the Trust. Any reporting or other responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the date on which, the Acquired Fund is terminated as a series of the Trust, subject to any reporting or other obligations described in paragraph 4.8.

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2.       VALUATION

2.1       The value of the Assets of the Acquired Fund shall be the value of those assets computed as of the time at which net asset value is calculated pursuant to the valuation procedures set forth in the Acquiring Fund’s then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the “Valuation Date”). As of the close of business on the Valuation Date, the movement of records and materials of the Acquired Fund, and conversion thereof, to the fund accounting and administrative services agent of the Acquiring Fund shall commence for completion prior to the Closing Date.

2.2       The net asset value per share of each class of the Acquiring Fund shall be the net asset value per share of such class of the Acquiring Fund computed on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund’s then-current Prospectus and Statement of Additional Information.

2.3       All computations of value contemplated by this Article 2 shall be made by the Acquiring Fund’s administrator in accordance with its regular practice. The Acquiring Fund shall cause its administrator to deliver a copy of its valuation report to the Acquired Fund at the Closing.

3.       CLOSING AND CLOSING DATE

3.1       The Closing for the Reorganization shall occur on July 19, 2019 or on such other date as may be mutually agreed upon in writing by the parties hereto (each, a “Closing Date”). The Closing shall be held at the offices of Seward & Kissel LLP, One Battery Park Plaza, New York, NY 10004, or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m., Eastern Time on the Closing Date unless otherwise provided.

3.2       The Acquired Fund’s custodian shall deliver at the Closing evidence that: (a) the Acquired Fund Assets have been delivered in proper form to the Acquiring Fund as of the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Fund in conjunction with the delivery of portfolio securities.

3.3       Notwithstanding anything herein to the contrary, if on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

4.       COVENANTS WITH RESPECT TO THE ACQUIRING FUND AND THE ACQUIRED FUND

4.1       The Board of Trustees of the Trust has called or will call a meeting of the Acquired Fund’s shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transaction contemplated herein. The Acquired Fund shall assist the Acquiring Fund in preparing the notice of meeting, form of proxy and prospectus/proxy statement (collectively, “Proxy Materials”) to be used in connection with that shareholder meeting and the registration statement on Form N-14 to be prepared by the Acquiring Fund pursuant to paragraph 4.6.

4.2       The Acquired Fund covenants that the Shares of the Acquiring Fund to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.3       The Acquired Fund will reasonably assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of shares of the Acquired Fund.

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4.4       Subject to the provisions hereof, the Acquiring Fund and the Acquired Fund will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

4.5       The Acquired Fund shall furnish to the Acquiring Fund on the Closing Date a final statement of the total amount of the Acquired Fund’s Assets and Liabilities as of the Closing Date.

4.6       Centre Funds, on behalf of the Acquiring Fund, has prepared and filed, or will prepare and file, with the SEC a registration statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), relating to the Shares of the Acquiring Fund (the “Registration Statement”). The Acquired Fund has provided or will provide the Acquiring Fund with necessary or advisable information and disclosure relating to the Acquired Fund for inclusion in the Proxy Materials, which are part of the Registration Statement, and with such other information and documents relating to the Acquired Fund as are requested by the Acquiring Fund and as are reasonably necessary or advisable for the preparation of the Registration Statement.

4.7       After the Closing, Centre Funds shall prepare, or shall cause its agents to prepare, any federal, state or local tax returns, including any Forms 1099, required to be filed by the Acquiring Fund, which returns shall, if required, include the activity of the Acquired Fund related to this Agreement for the applicable period through the close of business on the Valuation Date, and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

4.8       Following the transfer of Acquired Fund’s Assets by the Acquired Fund to the Acquiring Fund and the assumption of the Liabilities (other than the Excluded Liabilities, if any) in exchange for Shares of the Acquiring Fund as contemplated herein, the Acquired Fund will file, or be included in a Trust filing of, any final regulatory reports, including but not limited to any Form N-SAR (or successor form) and Rule 24f-2 filings with respect to the Acquired Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the dissolution of the Acquired Fund in accordance with the laws of the state of Delaware and other applicable requirements.

5.       REPRESENTATIONS AND WARRANTIES

5.1       Centre Funds, on behalf of the Acquiring Fund, represents and warrants as of the date hereof and as of the Closing Date as follows:

(a)       Centre Funds was duly created pursuant to its Declaration of Trust by its Board of Trustees for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of Delaware, and the Declaration of Trust directs the Board of Trustees to oversee the affairs of Centre Funds and grants the Trustees all powers necessary or desirable to carry out such responsibility. Centre Funds is registered as an investment company classified as an open-end management company, under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect;

(b)       The Acquiring Fund is a legally designated, separate series of Centre Funds duly organized and validly existing under the laws of the State of Delaware, and, for the partial taxable year from its inception through the Closing Date, has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

(c)       The Registration Statement with respect to the Acquiring Fund will conform, conforms or conformed, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(d)       Centre Funds is not in violation of, and the execution, delivery and performance of this Agreement by Centre Funds, on behalf of the Acquiring Fund, do not and will not (i) violate the Declaration of Trust or Bylaws of Centre Funds, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or

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material instrument or other undertaking, to which Centre Funds is a party or by which the Acquiring Fund’s properties or assets are bound;

(e)       Except as previously disclosed in writing to the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of the Acquiring Fund, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. The Acquiring Fund knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(f)       The audited financial statements of the Acquiring Fund as of and for the fiscal period ended September 30, 2018 (copies of which have been furnished to the Acquired Fund) fairly present, in all material respects, the Acquiring Fund’s financial condition as of such date and the results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquiring Fund (contingent or otherwise) known to the Acquiring Fund that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(g)       Since the date of the most recent financial statements of the Acquiring Fund, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, nor any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquired Fund, prior to the Closing Date (for the purposes of this subparagraph (g), neither a decline in the Acquiring Fund’s net asset value per share nor a decrease in the Acquiring Fund’s size due to redemptions shall be deemed to constitute a material adverse change);

(h)       To the extent applicable, the Acquiring Fund has timely filed all federal and other tax returns and reports that are required by law to have been filed by the Acquiring Fund, all such tax returns and reports were complete and accurate, all taxes owed by the Acquiring Fund have been timely paid, and to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been made with respect to any such return. The Acquiring Fund has qualified and expects to be treated as a regulated investment company under the Code (“RIC”), as of and since its first taxable year and qualified and will continue to qualify as a RIC under the Code.

(i)       All issued and outstanding Shares, including Shares to be issued in connection with the Reorganization, of the Acquiring Fund will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and nonassessable, the Shares of each class of the Acquiring Fund issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration and regulatory requirements, or exemptions therefrom, of the 1933 Act, the 1940 Act, and all applicable state securities laws, and the regulations thereunder, and the Acquiring Fund does not have outstanding any option, warrants or other rights to subscribe for or purchase any of their shares nor is there outstanding any security convertible into any of their shares;

(j)       The execution, delivery and performance of this Agreement on behalf of the Acquiring Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquiring Fund and its Board of Trustees, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors rights, and to general equity principles;

(k)       To the knowledge of the Acquiring Fund, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by the Acquiring Fund, or the performance of the Agreement by the Acquiring Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and

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(l)       The information to be furnished by the Acquiring Fund for use in no action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

5.2       The Trust, on behalf of the Acquired Fund, represents and warrants as of the date hereof and as of the Closing Date as follows:

(a)       The Trust was duly created pursuant to its Declaration of Trust by its Board of Trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of Delaware, and the Declaration of Trust directs the Board of Trustees to oversee the affairs of the Trust and grants them all powers necessary or desirable to carry out such responsibility. The Trust is registered as an investment company classified as an open-end management company, under the 1940 Act and its registration with the U.S. Securities and Exchange Commission as an investment company is in full force and effect;

(b)       The Acquired Fund is a legally designated, separate series of the Trust duly organized and validly existing under the laws of the State of Delaware, and, for each full and partial taxable year from its inception through the Closing Date, has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

(c)       All of the issued and outstanding shares of the Acquired Fund have been offered and sold in compliance in all material respects with applicable federal and state securities laws; all issued and outstanding shares of each class of the Acquired Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, free and clear of all liens, pledges, security interests, charges or other encumbrances, and the Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, and there is no outstanding any security convertible into any of its shares;

(d)       The Trust is not in violation of, and the execution, delivery and performance of this Agreement by Trust, on behalf of the Acquired Fund, does not and will not (i) violate the Declaration of Trust or Bylaws of the Trust, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which the Trust is a party or by which the Acquired Fund’s properties or assets are bound;

(e)       Except as previously disclosed in writing to the Acquiring Fund, with respect to the Acquired Fund, there is no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of the Acquired Fund, threatened against the Acquired Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect the financial condition or the conduct of its business. The Acquired Fund knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquired Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(f)       The audited financial statements of the Acquired Fund as of and for the fiscal year ended April 30, 2018 and the unaudited financial statements of the Acquired Fund as of and for the fiscal period ended October 31, 2018 (copies of which have been furnished to the Acquiring Fund) fairly present, in all material respects, the Acquired Fund’s financial condition as of such date and the results of operations for each such periods in accordance with generally accepted accounting principles consistently applied, and as of each such respective date there were no liabilities of the Acquired Fund (contingent or otherwise) known to the Acquired Fund that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(g)       Since the date of the most recent financial statements of the Acquired Fund, there has been no material adverse change to the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, nor any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness, except as otherwise disclosed in writing to and accepted by the Acquiring Fund, prior to the Closing Date (for the purposes of this subparagraph (h), neither a decline in the

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Acquired Fund’s net asset value per share nor a decrease in an Acquired Fund’s size due to redemptions shall be deemed to constitute a material adverse change);

(h)       The Acquired Fund has timely filed all federal and other tax returns and reports that are required by law to have been filed by the Acquired Fund, all such tax returns and reports were complete and accurate, all taxes owed by the Acquired Fund have been timely paid, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been made with respect to any such return;

(i)       At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund Assets and full right, power and authority to assign, deliver and otherwise transfer such Acquired Fund Assets hereunder, and upon delivery and payment for such Acquired Fund Assets as contemplated herein, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

(j)        The execution, delivery and performance of this Agreement on behalf of the Acquired Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of the Acquired Fund and its Board of Trustees, and this Agreement will constitute a valid and binding obligation of the Acquired Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(k)       From the effective date of the Registration Statement, through the time of the meeting of the Investors of the Acquired Fund, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Acquiring Fund’s prospectus contained or incorporated by reference therein): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by the Trust, on behalf of the Acquired Fund, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(l)       To the knowledge of the Acquired Fund, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquired Fund, or the performance of this Agreement by the Acquired Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and

(m)       The Acquired Fund currently complies in all material respects with the requirements of, and the rules and regulations under all applicable federal and state securities laws.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

The obligations of the Acquired Fund to consummate the Reorganization shall be subject to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, satisfaction of the following conditions with respect to the Acquiring Fund:

6.1       All representations and warranties of the Acquiring Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2       The Acquiring Fund shall have delivered to the Acquired Fund at the Closing a certificate executed on behalf of the Acquiring Fund by Centre Funds’ President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of Centre Funds, on behalf of the Acquiring Fund, made herein are true and

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correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Fund shall reasonably request; and

6.3       The Acquired Fund shall have received at the Closing an opinion of Seward & Kissel LLP, counsel to Centre Funds and the Acquiring Fund, in a form reasonably satisfactory to the Acquired Fund (which opinion may be subject to customary qualifications), substantially to the effect that:

(a)       Centre Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)       the Acquiring Fund is a separate portfolio of Centre Funds, which is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

(c)       this Agreement has been duly authorized, executed and delivered by Centre Funds, on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; and

(d)       the Shares of the Acquiring Fund to be issued to the Acquired Fund and then distributed to the Acquired Fund’s Investors pursuant to this Agreement are duly registered under the 1933 Act, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the Reorganization shall be subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder, on or before the Closing Date and, in addition thereto, the following conditions:

7.1       All representations and warranties of the Acquired Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2       The Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed on behalf of the Acquired Fund by the Trust’s President, Vice President, Assistant Vice President, Secretary or Assistant Secretary, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Fund, made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquiring Fund shall reasonably request;

7.3       The Acquiring Fund shall have received at the Closing an opinion of Pepper Hamilton LLP, counsel to the Trust and the Acquired Fund, in a form reasonably satisfactory to the Acquiring Fund (which opinion may be subject to customary qualifications), substantially to the effect that:

(a)       The Trust is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)       The Acquired Fund is a separate portfolio of the Trust, which is a Delaware statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware; and

(c)       this Agreement has been duly authorized, executed and delivered by the Trust, on behalf of the Acquired Fund, and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance

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with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

7.4       The transfer agent to the Acquired Fund shall have delivered to the Acquiring Fund at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the shareholder records of the Acquired Fund are complete and accurate and as to such other matters as the Acquiring Fund shall reasonably request; and

7.5       The administrator, fund accountant and custodian to the Acquired Fund shall have delivered to the Acquiring Fund at the Closing certificates executed on their behalf by authorized officers in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the books and records of the Acquired Fund covered by their contracts with the Acquired Fund are complete and accurate and as to such other matters as the Acquiring Fund shall reasonably request.

8.       FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

The obligations of the Acquiring Fund and of the Acquired Fund herein are each subject to the following further conditions, each of which is to occur on or before the Closing Date:

8.1       As to the Acquired Fund, this Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Trust’s Declaration of Trust and the requirements of applicable state law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund;

8.2       On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein;

8.3       All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by the Acquiring Fund or by the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund;

8.4       The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5       The Acquiring Fund and the Acquired Fund shall have each received an opinion of Seward & Kissel LLP, legal counsel to Centre Funds and the Acquiring Fund (“Counsel”), as to the federal income tax consequences stated below. In rendering such opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, and on officers’ certificates and certificates of public officials if Counsel so requests. The opinion shall be substantially to the effect that for federal income tax purposes:

(a)       the transfer by the Acquired Fund of the Acquired Fund Assets in exchange for the Shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Liabilities (other than the Excluded Liabilities, if any) will be treated as a “reorganization” within the meaning of Section 368 of the Code, and the Acquiring Fund and the Acquired Fund will each be treated as a “party to a reorganization” within the meaning of Section 368(b) of the Code;

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(b)       no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund Assets solely in exchange for the Shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Liabilities (other than the Excluded Liabilities, if any);

(c)       no gain or loss will be recognized by the Acquired Fund upon the transfer of its Acquired Fund Assets to the Acquiring Fund in exchange for the Acquiring Fund’s Shares and the assumption by the Acquiring Fund of the Liabilities (other than the Excluded Liabilities, if any) or upon the distribution (whether actual or constructive) of the Acquiring Fund’s Shares to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund;

(d)       no gain or loss will be recognized by the Acquired Fund’s Investors upon the receipt of the Acquiring Fund’s Shares distributed in complete liquidation of the Acquired Fund;

(e)       the aggregate tax basis of the Acquiring Fund’s Shares received by the Acquired Fund’s Investor pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund’s Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund’s Shares to be received by the Acquired Fund’s Investor will include the period during which the Acquired Fund’s Shares exchanged therefor were held by such shareholder (provided the Acquired Fund’s Shares were held by such shareholder as capital assets on the date of the Reorganization);

(f)       the tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization, and the holding period of the assets of the Acquired Fund, in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund; and

(g)       the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the income tax regulations issued by the United States Department of the Treasury, the items of the Acquired Fund described in Section 381(c) of the Code, subject, if applicable, to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Notwithstanding the above, the opinion delivered by counsel to the Acquiring Fund may state that no opinion is expressed as to the effect of the Reorganization on the Acquired Fund or the Acquiring Fund, or any Acquired Fund Investor, with respect to the Acquired Fund asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

8.6       On or before the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Date, which, together with all previous such dividends, shall have the effect of distributing to such Acquired Fund’s shareholders all of the Acquired Fund’s previously undistributed (i) “investment company taxable income” within the meaning of Section 852(b) of the Code (computed without regard to Section 852(b)(2)(D) of the Code), (ii) the excess, if any, of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) all of the Acquired Fund’s net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

9.       EXPENSES

Except as may be otherwise provided in the Registration Statement, Centre and SkyBridge shall be responsible for payment of the expenses incurred in connection with entering into and carrying out the provisions of this Agreement, as identified below, whether or not the transactions contemplated hereby are consummated.

Such expenses of the Acquired Fund hereunder shall include and will be paid by SkyBridge: (i) fees and expenses of its counsel and counsel to the Dividend Value Fund (subject to reimbursement by Centre to SkyBridge of an amount not to exceed $50,000) and independent auditors incurred in connection with the Reorganization, including

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reviewing this Agreement, the Registration Statement and the Proxy Materials; (ii) all operating expenses related to the Reorganization, including expenses associated with any special meeting of the Board of Trustees of the Trust involving the Reorganization; (iii) fees and expenses of the Acquired Fund’s custodian and transfer agent incurred in connection with the Reorganization; (iv) fees and expenses with regard to all statement and document printing, and initial mailing and postage related to the overall proxy solicitation campaign process of the Acquired Funds in connection with the Reorganization; (v) any special pricing fees associated with the valuation of the Acquired Fund’s portfolio on the Valuation Date. Fees and expenses, e.g., brokerage commissions, related to portfolio realignment of the Acquired Fund in anticipation of the transfer and requested by Centre to SkyBridge regarding any investments of the Acquired Fund per Section 1.1.(b) of this Agreement and that the Acquiring Fund would not hold on the Closing Date, pursuant to its stated investment objective and policies or otherwise, will be paid by the Acquired Fund but reimbursed by Centre; and (vi) any other fees and expenses incurred by the Dividend Value Fund in connection with the Reorganization.

Such expenses of the Acquiring Fund hereunder shall include and will be paid by Centre: (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Shares of the Acquiring Fund to be issued in the Reorganization, (iii) costs of active solicitation and telephone campaign expenses (includes follow-up mailing postage and shipping, if applicable), tabulation, and administrative services as part of the overall proxy solicitation campaign process of the Acquired Fund in connection with the Reorganization and the meeting of shareholders of the Acquired Fund referred to in paragraph 4.1 hereof; (iv) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Shares of the Acquiring Fund to be issued in connection with the Reorganization; (v) any fees and expenses of the Acquiring Fund’s custodian and transfer agent incurred in connection with the Reorganization; and (vi) any special pricing fees associated with the valuation of the Acquiring Fund’s portfolio on the Valuation Date.

10.       ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1       This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

10.2       Except as otherwise specified below, the representations and warranties contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated herein for a two year period, except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with their terms.

11.       TERMINATION

11.1       This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by:

11.2       the Acquired Fund if the conditions set forth in Section 6 are not satisfied as specified in such Section with respect to the Acquiring Fund;

11.3       the Acquiring Fund if the conditions set forth in Section 7 are not satisfied as specified in such Section with respect to the Acquired Fund; or

11.4       as to the Reorganization, the mutual consent of the Acquired Fund and the Acquiring Fund.

11.5       If this Agreement is terminated pursuant to and in accordance with Section 11.1, then the termination shall be without liability of any party; provided, however, that if the termination shall result from the material breach by a party of a covenant or agreement of such party contained in this Agreement, then such party responsible for the

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material breach shall be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the non-breaching party.

12.       AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and the authorized officers of the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be delivered to the Acquired Fund’s Investors under this Agreement to the detriment of the Acquired Fund Investors, or otherwise materially and adversely affecting the Acquired Fund, without the Acquired Fund obtaining the Acquired Fund Investor’s further approval, and provided, further that nothing in this Section 12 shall be construed to prohibit the Acquiring Fund and the Acquired Fund from amending this Agreement to change the Closing Date or Valuation Date by mutual agreement.

13.       NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed to:

For the Acquired Fund:

FundVantage Trust

301 Bellevue Parkway, 2nd Floor
Wilmington, DE 19809
Attention: Joel L. Weiss

With a copy to:

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

Attention: John M. Ford

For the Acquiring Fund:

Centre Funds

c/o Centre Asset Management, LLC

48 Wall Street, Suite 1100

New York, NY 10005

Tel: 212-918-4707

Attention: James Abate

With a copy to:

Seward & Kissel LLP

901 K Street, NW, Suite 800

Washington, DC 20001

Tel: (202) 737-8833

Attention: Lancelot A. King

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14.       HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1       The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms “hereto,” “hereunder,” “herein” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

14.2       This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3       This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to conflicts of laws provisions.

14.4       This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5       It is expressly agreed that the obligations of each of the Acquiring Fund and the Acquired Fund shall not be binding upon any of, with respect to each Fund, the Trustees, Fund shareholders, nominees, Fund officers, agents or employees personally, but shall bind only the property of the Acquiring Fund or the Acquired Fund, as applicable, as provided in the respective Declaration of Trust.

14.6       Any obligations of a Fund, and any fees and expenses of a Fund explicitly excluded from those to be borne by the Adviser pursuant to this Plan, shall be payable by, and/or the responsibility of, that Fund and no other series of the Trust.

* * *

[Signatures follow on the next page.]

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IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer as of the date set forth above.

Centre Funds, on behalf of its series, Centre Global Infrastructure Fund

Name:
Title:

FundVantage Trust, on behalf of its series, SkyBridge Dividend Value Fund

Name:
Title:

Centre Asset Management, LLC

Name:
Title:

SkyBridge Capital II, LLC

Name:
Title:

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APPENDIX B

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND
INVESTMENT POLICIES

The tables below summarize the respective investment objective, principal investment strategies and fundamental policies of each of the Dividend Value Fund and the Infrastructure Fund, and identify certain differences between them. The Dividend Value Fund is a diversified series of the FundVantage Trust, and the Infrastructure Fund is a diversified series of the Centre Funds.

Unlike non-fundamental policies, which may be changed without shareholder approval, a fundamental policy of a Fund may be changed only with the approval of a “majority of the outstanding voting securities” of the Fund, as defined in the 1940 Act. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Fund means the affirmative vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy; or (ii) more than 50% of the outstanding shares of the Fund.

Investment Objective

	Dividend Value Fund	Infrastructure Fund	Differences
Investment Objective	The Dividend Value Fund seeks to achieve total return (including capital appreciation and current income). The Fund’s investment objective may be changed by the Board without shareholder approval.	The Infrastructure Fund seeks long-term growth of capital and current income. The Fund’s investment objective may be changed by the Board without shareholder approval.	No material differences.

Principal Investment Strategies

	Dividend Value Fund	Infrastructure Fund	Differences
80% Policy

Under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes) in dividend yielding equity securities (referred to in this Proxy Statement/Prospectus as the Dividend Value Fund 80% Policy).

The Dividend Value Fund 80% Policy is a fundamental investment policy.

		The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by U.S. and foreign (non-U.S.) infrastructure-related companies. For this purpose, an “infrastructure-related” company has (i) at least 50% of its assets (excluding cash) consisting of infrastructure assets, or (ii) 50% of its gross income or net profits attributable to, or derived (directly or indirectly) from the ownership, management, construction, development, operation, use, creation or financing of infrastructure assets (referred to in this Proxy Statement/Prospectus as the Infrastructure Fund 80% Policy). “Infrastructure assets” are the physical structures and networks that provide necessary services for society, including, but not limited to, transportation assets	The Dividend Value Fund 80% Policy provides that at least 80% of the Fund’s net assets will be invested in dividend yielding equity securities, while the Infrastructure Fund 80% Policy provides that at least 80% of the Fund’s net assets will be invested in equity securities issued by both U.S. and non-U.S. infrastructure-related companies. Accordingly, the Dividend Value Fund may invest in a broader range of industries, while the Infrastructure Fund will likely invest in more

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	Dividend Value Fund	Infrastructure Fund	Differences

(e.g., railroads, toll roads, bridges, tunnels, airports, parking facilities and seaports); utility assets (e.g., electric transmission and distribution lines, power generation facilities, oil, gas and water distribution facilities and related midstream assets, communications networks and satellites, sewage treatment plants and critical internet networks) and social assets (e.g., hospitals, courts, schools, correctional facilities and subsidized housing).

The Infrastructure Fund 80% Policy is a non-fundamental investment policy that may be changed by the Fund upon 60 days’ prior written notice to shareholders.

foreign securities.
Municipal Securities	The Dividend Value Fund has no principal strategy to invest in municipal securities.	The Infrastructure Fund has flexibility to invest in municipal securities, such as general obligation bonds, revenue bonds, facility or tax and industrial revenue bonds and pre-refunded bonds. The Infrastructure Fund may include infrastructure-related debt securities of U.S. and non-U.S. issuers (including municipal, corporate debt obligations and asset-backed securities) up to 20% of its net assets.	The Infrastructure Fund has greater flexibility to invest in debt securities, including municipal securities.
Investment Companies	The Dividend Value Fund may invest in securities issued by other investment companies, but investing in such companies is not disclosed as a principal investment strategy of the Fund.	The Infrastructure Fund may invest in securities issued by other investment companies, but investing in such companies is not disclosed as a principal investment strategy of the Fund.	No difference.
Foreign (Non-U.S.) Securities	The Dividend Value Fund typically invests in securities of U.S. issuers but may invest in securities of foreign (non-U.S.) issuers.	Under normal market conditions, the Infrastructure Fund will invest at least 40% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies organized or located in at least three non-U.S. countries. Although the Fund may invest in emerging market securities without limit, under normal market conditions, the non-U.S. companies in which the Fund currently intends to invest will be organized or located primarily in developed market countries. The Fund may also engage in transactions in foreign currencies. The Fund’s investments in securities of foreign issuers may include sponsored or unsponsored depositary receipts for such securities, such as American Depositary Receipts and Global Depositary Receipts.

The Infrastructure Fund normally invests at least 40% of its net assets in securities issued by companies organized or located in at least three non-U.S. countries. In contrast, investing in foreign securities is not a principal investment strategy of the Dividend Value Fund.

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	Dividend Value Fund	Infrastructure Fund	Differences
Master Limited Partnerships	The Dividend Value Fund may invest in master limited partnerships (MLPs) which may be treated as qualified publicly traded partnerships.	The Infrastructure Fund may invest in energy-related infrastructure companies organized as master limited partnerships (MLPs).	The Infrastructure Fund has a disclosed policy permitting it to invest in MLPs that are infrastructure-related companies; the Dividend Value Fund does not have a disclosed strategy of investing in MLPs tailored to a principal strategy.
Common Stock	The Dividend Value Fund may invest in common stock as a principal strategy.	The Infrastructure Fund may invest in common stock as a principal strategy.	No difference.
Convertible Securities	The Dividend Value Fund generally would invest in convertible securities for their favorable price characteristics and total return potential and would normally not exercise an option to convert unless the security is called or conversion is forced.	The Infrastructure Fund may invest in convertible securities when the attributes of a particular company’s convertible security is superior, in terms of total return (interest or dividends plus capital appreciation), to the common shares of the same company.	No material differences.
Frequent or Active Trading	Once purchased, the Adviser normally employs a “buy and hold” strategy, but will sell a position under certain circumstances at its sole discretion. For example, the Adviser may sell a stock if it exceeds a designated percentage of the Fund’s net assets, if its dividend yield falls below certain benchmarks established by the portfolio manager at his or her sole discretion, or if the Adviser believes the forward rate of return becomes less attractive.	The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate.	The Infrastructure Fund’s disclosed strategy permits the Fund to engage in frequent or active trading activities, whereas the Dividend Value Fund typically employs a “buy and hold” strategy subject to an annual reconstitution of stocks to be held.
Investment Approach	Typically, the Dividend Value Fund will hold approximately 25 to 35 stocks, which are generally reconstituted annually. As of the reconstitution, the first ten stocks will represent the ten highest yielding stocks within the Dow Jones Industrial Average. The Adviser will select the remaining stocks from across the market capitalization spectrum using quantitative and fundamental analyses to identify securities it believes offer an attractive forward rate of return. This broadly consists of, but is not limited to, stock selection using a rules-based process seeking to	In selecting investments for the Infrastructure Fund, the Adviser utilizes a “bottom-up” fundamental stock selection process that the Adviser believes yields a more accurate picture of a company’s intrinsic value. The Adviser analyzes a variety of factors when selecting investments for the Fund, such as a company’s operations, risk profile, growth expectations and valuation of its securities. The Adviser utilizes a disciplined, Economic Value Added framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate investor looking at all aspects of the business would assess a	In managing the Dividend Value Fund’s investment portfolio, the Adviser uses a rules-based process to identify profitable, attractively valued securities with appealing dividend yields. In managing the Infrastructure Fund’s investment portfolio, the Adviser utilizes a “bottom up” fundamental stock selection process that involves analysis of a variety of factors in seeking to assess a company’s intrinsic

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Dividend Value Fund	Infrastructure Fund	Differences
identify profitable, attractively valued securities with appealing dividend yields. After initial purchase, stock weightings will typically fluctuate with the market. The Adviser will manage inflows and outflows (i.e., fluctuations in Fund assets from sales and redemptions of Fund shares) by reference to existing stock weights coupled with its view of a stock’s forward rate of return potential.

company’s value. In the shorter-term, markets often undervalue or overvalue a company’s ability to create or destroy wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Adviser’s target price.

In determining whether a particular asset may be a suitable investment for the Fund, the Adviser may focus on, among other attributes, the company’s ability to generate favorable returns, brand value, pricing power, measures of financial strength, profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, management, commitment to shareholders interests, dividends or current income, market share gains, innovation and reinvestment. The Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund’s assets to commit to a particular investment) in order to maximize return relative to risk. The Adviser may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reason to originally invest in the security have changed, such as a change in general market conditions, or in response to redemptions of Fund shares.

value.

Fundamental Investment Policies

Policy	Dividend Value Fund	Infrastructure Fund	Differences
Senior Securities	The Dividend Value Fund may not issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund’s total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund	The Infrastructure Fund may not issue senior securities, except as permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.	No material difference.

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Policy	Dividend Value Fund	Infrastructure Fund	Differences
may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions. For purposes of these restrictions, the purchase or sale of securities on a when-issued, delayed delivery or forward commitment basis, the purchase and sale of options and futures contracts and collateral arrangements with respect thereto are not deemed to be the issuance of a senior security, a borrowing or a pledge of assets.
Borrowing Money	See Senior Securities above.	The Infrastructure Fund may not borrow money, except to the extent permitted under the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.	No difference.
Underwriting Activities	The Dividend Value Fund may not act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws.	The Infrastructure Fund may not act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws.	No difference.
Real Estate	The Dividend Value Fund may not purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts.	The Infrastructure Fund may not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein; (ii) purchasing or selling securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds); and/or (iii) making, purchasing or selling real	The Infrastructure Fund is specifically not restricted from making, purchasing or selling real estate mortgage loans.

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Policy	Dividend Value Fund	Infrastructure Fund	Differences
estate mortgage loans.
Commodities	The Dividend Value Fund may not purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward contracts and swap transactions and other financial contracts or derivative instruments.	The Infrastructure Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling commodity-linked instruments, including commodity-linked notes with respect to indices or individual commodities or otherwise; and/or (ii) investing in securities or other instruments that are linked to or secured by physical commodities or related indices.	No material differences.
Lending	The Dividend Value Fund may not make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers’ acceptances or similar instruments will not be considered the making of a loan.	The Infrastructure Fund may not make loans, except through (i) any purchase of a debt obligation in accordance with its investment objective and policies; (ii) the use of any repurchase agreement, short-term commercial paper, certificates of deposit and bankers’ acceptances; (iii) the lending of portfolio securities; and (iv) the making of loans to affiliated funds as permitted under the 1940 Act, the rules and regulations thereunder, or by guidance regarding, and interpretations of, or any exemptive orders under, the 1940 Act.	The Infrastructure Fund’s policy not to make loans does not preclude the Fund from making loans to affiliated funds as permitted under the 1940 Act.
Diversification	The Dividend Value Fund may not purchase securities of any one issuer if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own more than 10% of the outstanding voting securities of that issuer, except that (a) up to 25% of the Fund’s total assets may be invested without regard to this limitation; and (b) this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government obligations”) or to securities issued by other investment companies. Repurchase agreements fully collateralized by U.S. Government obligations are treated as U.S. Government obligations. For the purpose of this limitation each state and each separate political subdivision, agency, authority or	With respect to 75% of its total assets, the Infrastructure Fund may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund’s total assets would be invested in that issuer’s securities. This limitation does not apply to investments in (i) cash and cash items; (ii) securities of other registered investment companies including ETFs; and (iii) obligations of the United States Government, its agencies, or instrumentalities.	No material differences.

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Policy	Dividend Value Fund	Infrastructure Fund	Differences
instrumentality of such state, each multi-state agency or authority and each obligor, if any, is treated as a separate issuer of municipal securities.
Industry Concentration	The Dividend Value Fund may not invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry.	The Infrastructure Fund may not concentrate investments in an industry (other than the infrastructure industry), as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.	The Infrastructure Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign (non-U.S.) infrastructure-related companies.

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APPENDIX C

PERFORMANCE INFORMATION

Dividend Value Fund

The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past four calendar years through December 31, 2018 and show how the Fund’s average annual total returns for one year and since inception, before and after taxes, compare with those of the S&P 500® Index, a broad measure of market performance. The front-end sales charge on Class A shares is not reflected in the bar chart or the calendar year-to-date returns; if the front-end sales charge was reflected; returns would be less than shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.skybridgecapital.com or by calling the Fund toll-free at (888) 919-6885.

Annual Total Returns for the Last 4 Calendar Years – Class I shares

BAR CHART

Calendar Year-to-Date Total Return as of March 31, 2019: (0.18)%

Best Quarter:	4th Quarter, 2015	+8.41%
Worst Quarter:	4th Quarter, 2018	-12.70%

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Average Annual Total Returns (for Periods Ended December 31, 2018)

	1 Year	Since Inception***
Class I Shares
Return Before Taxes	(8.46)%	5.16%
Return After Taxes on Distributions	(14.72)%	2.17%
Return After Taxes on Distributions and Sale of Dividend Value Fund Shares*	(1.37)%	3.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	(4.38)%	8.91%
Class A Shares
Return Before Taxes**	(13.84)%	2.74%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	(4.38)%	8.03%
Class C Shares
Return Before Taxes	(9.32)%	4.72%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)*	(4.38)%	9.22%

*	The S&P 500® Index is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole.
**	Average annual total returns for Class A shares of the Fund reflect the imposition of the maximum front-end sales charge of 5.75%.

***      The inception date for Class I is April 7, 2014; the inception date for Class A is June 13, 2014; and the inception date for Class C is October 17, 2014;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares only; after-tax returns for Class A and Class C shares will vary.

Infrastructure Fund

No performance information is available for the Infrastructure Fund because it has not yet been in operation for a full calendar year.

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APPENDIX D

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the financial performance of each of the Dividend Value Fund and the Infrastructure Fund since its inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The information for the Dividend Value Fund for the six-month period ended October 31, 2018 is unaudited and is included in the semi-annual report to shareholders of the Fund dated October 31, 2018. The information for the Dividend Value Fund for the years ended April 30, 2018 and April 30, 2017 was audited by the Fund's independent registered public accounting firm, PricewaterhouseCoopers, LLP; and for the year ended April 30, 2016 and the period ended April 30, 2015 by another accounting firm previously engaged by the Fund. This information is included in the annual report to shareholders of the Fund dated April 30, 2018.

The information for the Global Infrastructure Fund was audited by the Fund's independent registered public accounting firm, Cohen & Company, Ltd., for the period January 29, 2018 (commencement of operations) through September 30, 2018. This information is included in the annual report to shareholders of the Fund dated September 30, 2018.

SkyBridge Dividend Value Fund – Class A Shares

	For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Period June 13, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$11.12		$11.24	$11.31	$11.27	$10.47
Net investment income(1)	0.17		0.30	0.30	0.26	0.23
Net realized and unrealized gain on investments	0.13		0.42	0.30	0.24	0.78
Net increase in net assets resulting from operations	0.30		0.72	0.60	0.50	1.01
Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.36)	(0.29)	(0.24)	(0.19)
Net realized capital gains	—		(0.48)	(0.38)	(0.22)	(0.02)
Total dividends and distributions to shareholders	(0.16)		(0.84)	(0.67)	(0.46)	(0.21)
Net asset value, end of period	$11.26		$11.12	$11.24	$11.31	$11.27
Total investment return(2)	2.68%		6.54%	5.35%	4.76%	9.74%

Ratio/Supplemental Data
Net assets, end of period (in thousands)	$21,110		$25,384	$126,802	$57,175	$37,732
Ratio of expenses to average net assets	1.25	%(3)	1.25%	1.25%	1.25%	1.25	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements or recoupment(4)	1.37	%(3)	1.23%	1.19%	1.28%	1.76	%(3)
Ratio of net investment income to average net assets	2.90	%(3)	2.70%	2.66%	2.39%	2.48	%(3)
Portfolio turnover rate	5.17	%(5)	47.08%	72.84%	103.97%	122.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total investment return does not reflect the impact of the maximum front-end sales load of 5.75%. If reflected, the return would be lower.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.
(5)	Not annualized.
(6)	Reflects portfolio turnover for the Fund for the year ended April 30, 2015.
D-1

SkyBridge Dividend Value Fund – Class C Shares

	For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Period October 17, 2014* to April 30, 2015
Per Share Operating Performance
Net asset value, beginning of period	$11.01		$11.18	$11.26	$11.25	$9.95

Net investment income(1)	0.12		0.22	0.22	0.18	0.08
Net realized and unrealized gain on investments	0.14		0.39	0.30	0.23	1.33
Net increase in net assets resulting from operations	0.26		0.61	0.52	0.41	1.41
Dividends and distributions to shareholders from:
Net investment income	(0.12)		(0.30)	(0.22)	(0.18)	(0.09)
Net realized capital gains	—		(0.48)	(0.38)	(0.22)	(0.02)
Total dividends and distributions to shareholders	(0.12)		(0.78)	(0.60)	(0.40)	(0.11)
Net asset value, end of period	$11.15		$11.01	$11.18	$11.26	$11.25

Total investment return(2)	2.31%		5.54%	4.61%	3.95%	14.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,774		$35,621	$55,710	$43,537	$6,819
Ratio of expenses to average net assets	2.00	%(3)	2.00%	2.00%	2.00%	2.00	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements or recoupment(4)	2.12	%(3)	2.00%	1.94%	2.03%	2.32	%(3)
Ratio of net investment income to average net assets	2.15	%(3)	1.95%	1.91%	1.65%	1.46	%(3)
Portfolio turnover rate	5.17	%(5)	47.08%	72.84%	103.97%	122.00	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized. Total return does not reflect any applicable sales charge.
(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.
(5)	Not annualized.
(6)	Reflects portfolio turnover for the Fund for the year ended April 30, 2015.

D-2

SkyBridge Dividend Value Fund – Class I Shares

	For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016	For the Year Ended April 30, 2015	For the Period April 7, 2014* to April 30, 2014
Per Share Operating Performance
Net asset value, beginning of period	$11.11		$11.24	$11.31	$11.26	$10.23	$10.00

Net investment income(1)	0.18		0.33	0.33	0.28	0.29	—	(2)
Net realized and unrealized gain on investments	0.14		0.41	0.29	0.25	0.98	0.23

Net increase in net assets resulting from operations	0.32		0.74	0.62	0.53	1.27	0.23

Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.39)	(0.31)	(0.26)	(0.22)	—
Net realized capital gains	—		(0.48)	(0.38)	(0.22)	(0.02)	—

Total dividends and distributions to shareholders	(0.18)		(0.87)	(0.69)	(0.48)	(0.24)	—

Net asset value, end of period	$11.25		$11.11	$11.24	$11.31	$11.26	$10.23

Total investment return(3)	2.82%		6.72%	5.57%	5.09%	12.54%	2.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$113,355		$130,732	$259,629	$223,510	$55,918	$117
Ratio of expenses to average net assets	1.00	%(4)	1.00%	1.00%	1.00%	1.00%	1.00	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements or recoupment(5)	1.12	%(4)	1.00%	0.94%	1.03%	1.63%	646.65	%(4)
Ratio of net investment income to average net assets	3.15	%(4)	2.95%	2.91%	2.64%	2.70%	0.79	%(4)
Portfolio turnover rate	5.17	%(6)	47.08%	72.84%	103.97%	122.00%	1.98	%(6)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)	Amount is less than $0.005 per share.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return for periods less than one year are not annualized.
(4)	Annualized.
(5)	During the period, certain fees were waived and/or reimbursed; or recouped, if any. If such fee waivers and/or reimbursements or recoupments had not occurred, the ratios would have been as indicated.
(6)	Not annualized.
D-3

Centre Global Infrastructure Fund – Investor Class Shares

	For the Period January 29, 2018 (Inception) to September 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD		$10.00
LOSS FROM INVESTMENT OPERATIONS:
Net investment income(a)		0.12
Net realized and unrealized loss on investments		(0.29)
Total loss from investment operations		(0.17)

DISTRIBUTIONS:
Net investment income		(0.15)
Net realized gains on investments		(0.10)
Total distributions		(0.25)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 4)		0.06
NET DECREASE IN NET ASSET VALUE		(0.36)
NET ASSET VALUE, END OF PERIOD		$9.64

Total Return(b)		(1.18)%

SUPPLEMENTAL DATA:
Net assets, end of period (000)		$14,843

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver		1.87	%(c)
Operating expenses excluding reimbursement/waiver		2.34	%(c)
Operating expenses including reimbursement/waiver		1.33	%(c)(d)

PORTFOLIO TURNOVER RATE		49	%(e)

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)	Annualized.
(d)	Effective May 18, 2018, the net expense limitation changed from 1.30% to 1.05%.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

D-4

Centre Global Infrastructure Fund – Institutional Class Shares

	For the Period January 29, 2018 (Inception) to September 30, 2018
NET ASSET VALUE, BEGINNING OF PERIOD	$10.00
LOSS FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15
Net realized and unrealized loss on investments	(0.23)
Total loss from investment operations	(0.08)

DISTRIBUTIONS:
Net investment income	(0.15)
Net realized gains on investments	(0.10)
Total distributions	(0.25)
NET DECREASE IN NET ASSET VALUE	(0.33)
NET ASSET VALUE, END OF PERIOD	$9.67

Total Return(b)	(0.78)%

SUPPLEMENTAL DATA:
Net assets, end of period (000)	$1,424

RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.28	%(c)
Operating expenses excluding reimbursement/waiver	7.96	%(c)
Operating expenses including reimbursement/waiver	1.16	%(c)

PORTFOLIO TURNOVER RATE	49	%(d)

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

D-5

APPENDIX E

OWNERSHIP OF SHARES OF THE FUNDS

Dividend Value Fund

As of May 17, 2019, the Dividend Value Fund had the following numbers of outstanding shares of stock:

Class of Shares	Shares Outstanding
Class A Shares	Number of Outstanding Shares: 1,882,004.660
Class C Shares	Number of Outstanding Shares: 2,257,017.849
Class I Shares	Number of Outstanding Shares: 6,489,556.216

Each share is entitled to one vote and fractional shares have proportionate voting rights.

To the knowledge of the Dividend Value Fund’s management, as of May 17, 2019, the following entities held beneficially or of record more than 5% of the noted class of the Fund’s outstanding shares:

Class A Shareholder Name and Address	Amount – Class A Shares	Percentage of Class A Shares
MSSB FBO Elizabeth M. Tobin TTEE Gregory Kopchinsky 2012 GRANTOR LIV U/A DTD 09/07/2012 New Canaan, CT 06840	133,443	7.09%
Merrill Lynch Pierce Fenner & Smith For The Sole Benefit Of Its Customers 4800 Hundred Deer Lake Jacksonville, FL 32246	247,878	13.17%
UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 Harbor Blvd. Weehawken, NJ 07086	257,081	13.66%
JP Morgan Securities LLC Omnibus Account For The Exclusive Benefit Of Its Customers 4 Chase Metrotech Center, 3rd Floor Mutual Fund Department Brooklyn, NY 11245	460,105	24.45%
Class C Shareholder Name and Address	Amount – Class C Shares	Percentage of Class C Shares
UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 Harbor Blvd Weehawken, NJ 07086	457,538	20.27%
Merrill Lynch Pierce Fenner & Smith For The Sole Benefit Of Its Customers 4800 Hundred Deer Lake Jacksonville, FL 32246	735,043	32.57%
Class I Shareholder Name and Address	Amount – Class I Shares	Percentage of Class I Shares
Gerlach & Co, LLC/Citibank Open WE1 3800 Citigroup Center Building B3-14 Tampa, FL 33610	997,930	15.38%
UBS WM USA SPEC CDY A/C EXL BEN CUSTOMERS OF UBSFSI 1000 Harbor Blvd Weehawken, NJ 07086	1,867,803	28.78%

E-1

 Shareholders owning 25% or more of outstanding shares of the Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders. To the knowledge of the Dividend Value Fund’s management, as of May 17, 2019, no entity held beneficially or of record more than 25% of the Fund’s outstanding shares.

Infrastructure Fund

As of May 17, 2019, the Infrastructure Fund had the following numbers of outstanding shares of stock:

Class of Shares	Shares Outstanding
Investor Class Shares	Number of Outstanding Shares: 1,147,279.493
Institutional Class Shares	Number of Outstanding Shares: 69,542.554

Each share is entitled to one vote and fractional shares have proportionate voting rights.

To the knowledge of the Infrastructure Fund’s management, as of May 17, 2019, the following entities held beneficially or of record more than 5% of the noted class of the Fund’s outstanding shares:

Investor Class Shareholder Name and Address	Amount – Investor Class Shares	Percentage of Investor Class Shares
RBC Capital Markets, LLC 60 S 6th St. Minneapolis, MN 55402	306,999	26.76%
Charles Schwab & Co., Inc. Attn: Mutual Funds 211 Main St. San Francisco, CA 94105	214,267	18.68%
Raymond James & Associates, Inc. 880 Carillon Pkwy. St Petersburg, FL 33716	128,851	11.23%
Wells Fargo Advisors, LLC 1 N Jefferson Ave. Saint Louis, MO 63103	127,727	11.13%
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	79,634	6.94%
Institutional Class Shareholder Name and Address	Amount – Institutional Class Shares	Percentage of Institutional Class Shares
Reliance Trust Co/FIS TRUSTDESK MKE 1100 Abernathy Rd., Suite 400 Atlanta, GA 30328	27,289	39.24%
Wells Fargo Advisors, LLC 1 N Jefferson Ave Saint Louis, MO 63103	12,097	17.40%
UBS Financial Services, Inc. Attn: Compliance Dept. 1000 Harbor Blvd, 8th Floor Weehawken, NJ 07086	7,936	11.41%
Raymond James & Associates, Inc. 880 Carillon Pkwy St. Petersburg, FL 33716	3,634	5.23%

Shareholders owning 25% or more of outstanding shares of the Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders. To the knowledge of the Infrastructure Fund’s management, as of May 17, 2019, the following entities held beneficially or of record more than 25% of the Fund’s outstanding shares:

Fund Shareholder Name and Address	Amount – Fund Shares	Percentage of Fund Shares
RBC Capital Markets, LLC 60 S 6th St. Minneapolis, MN 55402	306,999	25.23%

E-2

SKYBRIDGE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE SUBMITTING FOR YOUR CONSIDERATION IS SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. **PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR PROXY VOTE TODAY!**

PROXY CARD

SKYBRIDGE DIVIDEND VALUE FUND

SIGN, DATE AND VOTE ON THE REVERSE SIDE

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided
2. **ONLINE** at **https://vote.proxyonline.com** using your proxy *voting number* found below
3. **PHONE** dial toll-free **(888) 227-9349** to reach an automated touchtone voting line
4. **LIVE** with a live operator when you call toll-free **(800) 967-5079** Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER **SAMPLE**

The undersigned hereby revokes all previous proxies for his/her shares of the SkyBridge Dividend Value Fund (the "Dividend Value Fund") series of FundVantage Trust and appoints Vincenzo A. Scarduzio as proxy of the undersigned with full power of substitution to vote all shares of the Dividend Value Fund that the undersigned is entitled to vote at the Dividend Value Fund's Special Meeting of Shareholders (the "Meeting") to be held at the offices of FundVantage Trust at 301 Bellevue Parkway, Wilmington, Delaware 19809 on Thursday, June 27, 2019 at 10:00 a.m. Eastern Time, including any postponements or adjournments thereof, upon the matter set forth on the reverse side, and instructs him to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited on behalf of the Board of Trustees (the "Board") of FundVantage Trust, of which the Dividend Value Fund is a series. The Board unanimously recommends that you vote "FOR" the proposals listed in the proxy card. The proxy will be voted as specified by the undersigned. **If no specification is made, this proxy shall be voted FOR the proposals, including the proposal to approve an agreement and plan of reorganization providing for the reorganization of the Dividend Value Fund into the Centre Global Infrastructure Fund (the "Infrastructure Fund").** If any other matters properly come before the Meeting to be voted on, the proxy holder will vote, act and consent on those matters in accordance with the views of management.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE MEETING TO BE HELD ON JUNE 27, 2019.
The Proxy Statement/ Prospectus is also available at https://vote.proxyonline.com//CAM/docs/SkyBridgeDividendValue.pdf

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

SKYBRIDGE DIVIDEND VALUE FUND

PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) on the proxy card. If shares are held jointly, one or more owners should sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE FOLLOWING PROPOSALS:

	FOR	AGAINST	ABSTAIN
1. To approve the Agreement and Plan of Reorganization pursuant to which the Dividend Value Fund will be reorganized into the Infrastructure Fund as described in the Proxy Statement/Prospectus.	O	O	O
2. If necessary, a proposal to adjourn the Meeting to permit further solicitation of proxies in the event there are not sufficient votes at the time of the Meeting to approve the Plan.	O	O	O

You can vote on the internet, by telephone or by mail. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE DIVIDEND VALUE FUND. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE] [BAR CODE HERE] [CUSIP HERE]

_________________________________________

STATEMENT OF ADDITIONAL INFORMATION

May 27, 2019

For the Reorganization of:

SkyBridge Dividend Value Fund,
a series of FundVantage Trust
301 Bellevue Parkway, 2nd Floor
Wilmington, DE 19809

INTO

Centre Global Infrastructure Fund,
a series of Centre Funds
48 Wall Street, Suite 1100
New York, New York 10005
_________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated May 27, 2019 relating to the Special Meeting of Shareholders of the SkyBridge Dividend Value Fund (the “Dividend Value Fund”), a series of FundVantage Trust, a Delaware statutory trust (the “Trust”), to be held at the offices of the Trust at 301 Bellevue Parkway, Wilmington, Delaware 19809 on Thursday, June 27, 2019 at 10:00 a.m. (the “Special Meeting”). The purpose of the Special Meeting is to seek shareholder approval of an Agreement and Plan of Reorganization (the “Plan”) under which the Dividend Value Fund would be reorganized into the Centre Global Infrastructure Fund (the “Infrastructure Fund”), a series of Centre Funds, a Delaware statutory trust. The Plan provides for (i) the transfer of all of the assets and all of the liabilities of the Dividend Value Fund to the Infrastructure Fund in exchange for (a) Investor Class shares of the Infrastructure Fund, which will be distributed by the Dividend Value Fund to its Class A and Class C shareholders, and (b) Institutional Class shares of the Infrastructure Fund, which will be distributed by the Dividend Value Fund to its Class I shareholders; and (ii) the termination of the Dividend Value Fund.

The Proxy Statement/Prospectus and this Statement of Additional Information are available upon request, without charge, by writing to the applicable address or calling the telephone numbers listed below.

Infrastructure Fund:

By mail:	Centre Funds 48 Wall Street, Suite 1100 New York, New York 10005

By phone:	(855) 298-4236

Dividend Value Fund:

By mail:	FundVantage Trust 4400 Computer Drive Westborough, MA 01581-1722

By phone:	888-919-6885

All of this additional information is also available in documents filed with the SEC. You may view or obtain these documents from the SEC:

In person:	at the SEC’s Public Reference Room in Washington, DC

By phone:	1-202-551-8090 (for information on the operations of the Public Reference Room only)

By mail:	Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102 (duplicating fee required)

By electronic mail:	publicinfo@sec.gov (duplicating fee required)

On the Internet:	www.sec.gov

2

TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE FUNDS	3
PRO FORMA FINANCIAL INFORMATION	4

ADDITIONAL INFORMATION ABOUT THE FUNDS

This Statement of Additional Information, which supplements and is related to the Proxy Statement/Prospectus, is accompanied by and incorporates by reference each of the following documents (or portions thereof) as they may be amended or supplemented from time to time:

• Statement of Additional Information of the Infrastructure Fund (Filed on January 28, 2019; Accession No. 0001398344-19-001160); and

• Statement of Additional Information of the Dividend Value Fund (Filed on August 28, 2018; Accession No. 0001615774-18-008707).

3

PRO FORMA FINANCIAL INFORMATION

This Statement of Additional Information is accompanied by the documents referenced below, which contain historical financial information regarding each Fund and are incorporated herein by reference.

•	Audited Financial Statements of the Dividend Value Fund, as of April 30, 2018, included in the Dividend Value Fund’s Annual Report to Shareholders, as of that same date (Filed on July 5, 2018; Accession 0001193125-18-212911);
•	Unaudited Financial Statements of the Dividend Value Fund, as of October 31, 2018, included in the Dividend Value Fund’s Semi-Annual Report to Shareholders, as of that same date (Filed on January 3, 2019; Accession 0001193125-19-001478);
•	Audited Financial Statements of the Infrastructure Fund, as of September 30, 2018, included in the Infrastructure Fund’s Annual Report to Shareholders, as of that same date (Filed on December 6, 2018; Accession 0001398344-18-017562).

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed Reorganization.

The unaudited Pro Forma Combined Schedule of Investments and Combined Statement of Assets and Liabilities reflect the financial position of each of the Dividend Value Fund and the Infrastructure Fund at September 30, 2018, and assumes that the Reorganization occurred on that date. The unaudited Pro Forma Combined Statement of Operations reflects the results of operations of the Funds for the twelve-month period ended September 30, 2018 and assumes that the Reorganization occurred at the beginning of the period. The Infrastructure Fund is expected to be the accounting survivor.

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. The closing of the Reorganization is contingent upon certain conditions being satisfied or waived, including that shareholders of the Dividend Value Fund approve the Plan providing for the Reorganization.

These pro forma numbers have been estimated in good faith based on information regarding the Funds. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Funds, which are included in their respective shareholder reports.

4

COMBINED PRO FORMA SCHEDULE OF INVESTMENTS As of September 30, 2018 (unaudited) SkyBridge Dividend Value Fund Centre Global Infrastructure Fund Centre Global Infrastructure Fund Pro Forma Combined

	SkyBridge Dividend Value Fund		Centre Global Infrastructure Fund		Pro-Forma Adjustments		Centre Global Infrastructure Fund - Pro-forma Combined
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
COMMON STOCKS (99.66%)
ASIA (1.20%)
Australia (0.11%)
Transportation Infrastructure (0.11%)
Transurban Group	—	—	26,400	$214,114			26,400	$214,114
Total Australia		—		214,114				214,114
China (0.32%)
Communications Equipment (0.15%)
ZTE Corp., Class H	—	—	144,500	264,696			144,500	264,696
Entertainment (0.07%)
iQIYI, Inc., ADR(a)	—	—	4,970	134,538			4,970	134,538
IT Services (0.10%)
GDS Holdings, Ltd., ADR(a)	—	—	5,670	199,187			5,670	199,187
Total China		—		598,421				598,421
Hong Kong (0.08%)
Electric Utilities (0.04%)
CLP Holdings, Ltd.	—	—	6,800	79,611			6,800	79,611
Gas Utilities (0.04%)
Hong Kong & China Gas Co., Ltd.			37,700	74,838			37,700	74,838
Total Hong Kong		—		154,449				154,449
Japan (0.49%)
Diversified Telecommunication Services (0.08%)
Nippon Telegraph & Telephone Corp.	—	—	3,300	149,055			3,300	149,055
Wireless Telecommunication Services (0.41%)
KDDI Corp.	—	—	8,300	229,305			8,300	229,305
NTT DOCOMO, Inc.	—	—	6,200	166,705			6,200	166,705
SoftBank Corp.	—	—	3,900	393,707			3,900	393,707
		—		789,717				789,717
Total Japan		—		938,772				938,772
Singapore (0.20%)
Diversified Telecommunication Services (0.05%)
Singapore Telecommunications, Ltd.	—	—	39,300	93,144			39,300	93,144
Trading Companies & Distributors (0.15%)
BOC Aviation, Ltd.(b)(c)	—	—	35,300	273,711			35,300	273,711
Total Singapore		—		366,855				366,855
TOTAL ASIA
(Cost $2,183,563)		—		2,272,611				2,272,611
EUROPE (6.61%)
France (0.27%)
Diversified Telecommunication Services (0.07%)
Orange SA	—	—	9,200	146,713			9,200	146,713
Multi-Utilities (0.06%)
Engie SA	—	—	7,400	108,815			7,400	108,815
Software (0.10%)
Dassault Systemes SE			1,240	185,362			1,240	185,362
Transportation Infrastructure (0.04%)
Aeroports de Paris	—	—	300	67,538			300	67,538
Total France		—		508,428				508,428
Germany (0.18%)
Diversified Telecommunication Services (0.13%)
Deutsche Telekom AG	—	—	15,300	246,654			15,300	246,654
Multi-Utilities (0.05%)
E.ON SE	—	—	8,900	90,727			8,900	90,727

See notes to pro forma financial statements.

5

	SkyBridge Dividend Value Fund		Centre Global Infrastructure Fund		Pro-Forma Adjustments		Centre Global Infrastructure Fund - Pro-forma Combined
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Total Germany		—		337,381				337,381
Great Britain (2.71%)
Diversified Telecommunication Services (0.06%)
BT Group Plc	—	—	38,600	113,351			38,600	113,351
Industrials (2.44%)
Nielson Holdings PLC	167,841	4,642,482	—	—			167,841	4,642,482
Multi-Utilities (0.07%)
National Grid Plc	—	—	13,700	141,317			13,700	141,317
Wireless Telecommunication Services (0.14%)
Vodafone Group Plc	—	—	122,300	262,223			122,300	262,223
Total Great Britain		4,642,482		516,891				5,159,373
Italy (0.21%)
Electric Utilities (0.09%)
Enel SpA	—	—	33,200	170,069			33,200	170,069
Oil, Gas & Consumable Fuels (0.06%)
Snam SpA	—	—	27,000	112,509			27,000	112,509
Transportation Infrastructure (0.06%)
Atlantia SpA	—	—	5,900	122,413			5,900	122,413
Total Italy		—		404,991				404,991
Netherlands (2.92%)
Materials (2.92%)
Lyondellbasell Industries NV., Class A	54,025	5,538,103	—	—			54,025	5,538,103
Total Netherlands		5,538,103		—				5,538,103
Spain (0.32%)
Diversified Telecommunication Services (0.09%)
Telefonica SA	—	—	21,400	169,403			21,400	169,403
Electric Utilities (0.09%)
Iberdrola SA	—	—	24,297	178,795			24,297	178,795
Oil, Gas & Consumable Fuels (0.04%)
Enagas SA	—	—	2,700	72,885			2,700	72,885
Transportation Infrastructure (0.10%)
Abertis Infraestructuras SA	—	—	1,200	25,580			1,200	25,580
Aena SME SA(b)(c)	—	—	900	156,220			900	156,220
		—		181,800				181,800
Total Spain		—		602,883				602,883
TOTAL EUROPE
(Cost $13,644,166)		10,180,585		2,370,574				12,551,159
NORTH AMERICA (91.85%)
Bermuda (4.95%)
Consumer Discretionary (4.95%)
Signet Jewelers Ltd.(d)	142,514	9,395,948	—	—			142,514	9,395,948
Total Bermuda		9,395,948		—				9,395,948
Canada (0.76%)
Oil, Gas & Consumable Fuels (0.71%)
Enbridge, Inc.	—	—	20,200	651,830			20,200	651,830
Inter Pipeline, Ltd.	—	—	4,500	78,040			4,500	78,040
Pembina Pipeline Corp.	—	—	5,900	200,481			5,900	200,481
TransCanada Corp.	—	—	10,400	420,782			10,400	420,782
		—		1,351,133				1,351,133
Wireless Telecommunication Services (0.05%)
Rogers Communications, Inc., Class B	—	—	1,800	92,575			1,800	92,575
Total Canada		—		1,443,708				1,443,708
United States (86.14%)
Consumer Discretionary (24.00%)
Bed Bath & Beyond, Inc.(d)	322,920	4,843,800	—	—			322,920	4,843,800
GameStop Corp., Class A(d)	408,970	6,244,972	—	—			408,970	6,244,972
Gap, Inc.(d)	187,261	5,402,480	—	—			187,261	5,402,480
Interpublic Group Of Cos, Inc.(d)	236,509	5,408,961	—	—			236,509	5,408,961
L Brands, Inc.(d)	155,203	4,702,651	—	—			155,203	4,702,651

See notes to pro forma financial statements.

6

	SkyBridge Dividend Value Fund		Centre Global Infrastructure Fund		Pro-Forma Adjustments		Centre Global Infrastructure Fund - Pro-forma Combined
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Macy’s, Inc.	196,514	6,824,931	—	—			196,514	6,824,931
Tupperware Brands Corp.	133,047	4,450,422	—	—			133,047	4,450,422
Williams-Sonoma, Inc.	116,642	7,665,712	—	—			116,642	7,665,712
		45,543,929		—				45,543,929
Consumer Staples (26.61%)
Campbell Soup Co.	131,929	4,832,559	—	—			131,929	4,832,559
Coca-Cola Co.	126,407	5,838,739	—	—			126,407	5,838,739
CVS Health Corp.	85,444	6,726,152	—	—			85,444	6,726,152
General Mills, Inc.	124,841	5,358,176	—	—			124,841	5,358,176
Kellogg Co.	88,484	6,195,650	—	—			88,484	6,195,650
Kimberly-Clark Corp.	52,878	6,009,056	—	—			52,878	6,009,056
Kraft Heinz Co.	92,299	5,086,598	—	—			92,299	5,086,598
Philip Morris International, Inc.	54,860	4,473,284	—	—			54,860	4,473,284
Procter & Gamble Co.	71,846	5,979,742	—	—			71,846	5,979,742
		50,499,956		—				50,499,956
Diversified Telecommunication Services (4.45%)
AT&T, Inc.	—	—	33,260	1,116,871			33,260	1,116,871
CenturyLink, Inc.	—	—	4,420	93,704			4,420	93,704
Verizon Communications, Inc.	116,715	6,231,414	18,900	1,009,071			135,615	7,240,485
		6,231,414		2,219,646				8,451,060
Electric Utilities (0.82%)
American Electric Power Co., Inc.	—	—	1,990	141,051			1,990	141,051
Duke Energy Corp.	—	—	2,850	228,057			2,850	228,057
Edison International	—	—	1,340	90,691			1,340	90,691
Eversource Energy	—	—	1,280	78,643			1,280	78,643
Exelon Corp.	—	—	3,920	171,147			3,920	171,147
FirstEnergy Corp.			1,980	73,597			1,980	73,597
NextEra Energy, Inc.	—	—	1,930	323,468			1,930	323,468
PG&E Corp.	—	—	2,110	97,081			2,110	97,081
PPL Corp.	—	—	2,820	82,513			2,820	82,513
The Southern Co.	—	—	4,100	178,760			4,100	178,760
Xcel Energy, Inc.	—	—	2,080	98,197			2,080	98,197
		—		1,563,205				1,563,205
Electronic Equipment, Instruments & Components (0.11%)
Coherent, Inc.(a)	—	—	1,190	204,906			1,190	204,906
Health Care Providers & Services (0.31%)
HCA Healthcare, Inc.	—	—	3,320	461,878			3,320	461,878
Universal Health Services, Inc., Class B	—	—	1,040	132,954			1,040	132,954
		—		594,832				594,832
Industrials (4.47%)
General Electric Co.	423,694	4,783,505	—	—			423,694	4,783,505
Pitney Bowes, Inc.	523,435	3,705,920	—	—			523,435	3,705,920
		8,489,425		—				8,489,425
Information Technology (9.95%)
CA, Inc.	161,365	7,124,265	—	—			161,365	7,124,265
Cisco Systems, Inc.	130,435	6,345,663	—	—			130,435	6,345,663
International Business Machines Corp.	35,773	5,409,235	—	—			35,773	5,409,235
		18,879,163		—				18,879,163
Health Care (7.19%)
Merck & Co., Inc.	96,298	6,831,380	—	—			96,298	6,831,380
Pfizer, Inc.	154,609	6,813,619	—	—			154,609	6,813,619
		13,644,999		—				13,644,999
Metals & Mining (0.11%)
Freeport-McMoRan, Inc.	—	—	14,480	201,561			14,480	201,561
Multi-Utilities (0.35%)
Consolidated Edison, Inc.	—	—	1,280	97,523			1,280	97,523
Dominion Energy, Inc.	—	—	2,640	185,539			2,640	185,539
DTE Energy Co.	—	—	740	80,756			740	80,756
Public Service Enterprise Group, Inc.	—	—	2,050	108,220			2,050	108,220
Sempra Energy	—	—	980	111,475			980	111,475

See notes to pro forma financial statements.

7

	SkyBridge Dividend Value Fund		Centre Global Infrastructure Fund			Pro-Forma Adjustments		Centre Global Infrastructure Fund - Pro-forma Combined
	Shares	Value	Shares	Value		Shares	Value	Shares	Value
WEC Energy Group, Inc.	—	—	1,280	85,453				1,280	85,453
		—		668,966					668,966
Oil, Gas & Consumable Fuels (7.13%)
Cheniere Energy, Inc.(a)	—	—	2,400	166,776				2,400	166,776
Chevron Corp.	46,792	5,721,726	—	—				46,792	5,721,726
Exxon Mobil Corp.	71,910	6,113,788	—	—				71,910	6,113,788
Kinder Morgan, Inc.	—	—	23,500	416,655				23,500	416,655
ONEOK, Inc.	—	—	4,870	330,137				4,870	330,137
Targa Resources Corp.	—	—	2,580	145,280				2,580	145,280
The Williams Cos., Inc.	—	—	14,240	387,185				14,240	387,185
Whiting Petroleum Corp.(a)			4,570	242,393				4,570	242,393
		11,835,514		1,688,426					13,523,940
Semiconductors & Semiconductor Equipment (0.23%)
Micron Technology, Inc.(a)	—	—	4,180	189,062				4,180	189,062
QUALCOMM, Inc.	—	—	3,410	245,622				3,410	245,622
				434,684					434,684
Software (0.35%)
Box, Inc., Class A(a)	—	—	8,690	207,778				8,690	207,778
New Relic, Inc.(a)	—	—	2,200	207,306				2,200	207,306
Talend SA, ADR(a)	—	—	3,600	251,064				3,600	251,064
				666,148					666,148
Wireless Telecommunication Services (0.06%)
T-Mobile US, Inc.(a)	—	—	1,570	110,183				1,570	110,183
Total United States		155,124,400		8,352,557					163,476,957
TOTAL NORTH AMERICA
(Cost $169,150,607)		164,520,348		9,796,265					174,316,613
TOTAL COMMON STOCKS
(Cost $184,978,336)		174,700,933		14,439,450					189,140,383
	Principal Amount	Value	Principal Amount		Value	Principal Amount	Value	Principal Amount	Value
MUNICIPAL BOND (0.80%)
Gwinnett County, GA, Water & Sewerage Authority
8/1/2028, 4.000%	—	—	500,000		506,195			500,000	506,195
New York State, Environmental Facilities Corp.
11/15/2033, 5.000%	—	—	900,000		1,007,235			900,000	1,007,235
TOTAL MUNICIPAL BOND
(Cost $1,525,516)		—			1,513,430				1,513,430

See notes to pro forma financial statements.

8

	7-Day Yield	Shares	Value	7-Day Yield	Shares	Value	Shares	Value	Shares	Value
SHORT TERM INVESTMENTS (0.14%)
Money Market Fund (0.14%)
Dreyfus Treasury Prime Cash Management, Institutional Class	1.90143%	97,794	97,794	1.90143%	180,925	180,925			278,719	278,719
			97,794			180,925				278,719
TOTAL SHORT TERM INVESTMENTS
(Cost $278,719)			97,794			180,925				278,719
TOTAL INVESTMENTS (100.60%)
(Cost $186,782,571)			$174,798,727			$16,133,805				$190,932,532
Other Liabilities In Excess Of Assets (-0.60%)			(1,274,614)			133,349				(1,141,265)
NET ASSETS (100.00%)			$173,524,113			$16,267,154				$189,791,267

 (a) Non-income producing security.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2018, these securities had a total aggregate market value of $429,931, representing 0.23% of net assets.

(c) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $429,931, representing 0.23% of net assets.

 (d) Denotes securities that would need to be sold in connection with the Reorganization for purposes of complying with the Infrastructure Fund’s investment guidelines and restrictions.

9

FAIR VALUE MEASUREMENTS

SkyBridge Dividend Value Fund

Centre Global Infrastructure Fund

Centre Global Infrastructure Fund Pro Forma Combined

Infrastructure Fund normally uses third-party pricing services to obtain market quotations for its portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).

Level 3 - Significant unobservable prices or inputs (including the oversight of the Board and Adviser in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of September 30, 2018:

	SkyBridge Dividend Value Fund			Centre Global Infrastructure Fund			Pro Forma Adjustments			Centre Global Infrastructure Fund Pro Forma Combined
Investments in Securities at Value	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Total
Common Stocks	$174,700,933	$—	$—	$14,439,450	$—	$—	$—	$—	$—	$189,140,383	$—	$—	$189,140,383
Municipal Bonds	—	—	—	—	1,513,430	—	—	—	—	—	1,513,430	—	1,513,430
Short Term Investments	97,794	—	—	180,925	—	—	—	—	—	278,719	—	—	278,719
TOTAL	$174,798,727	$—	$—	$14,620,375	$1,513,430	$—	$—	$—	$—	$189,419,102	$1,513,430	$—	$190,932,532

 See notes to pro forma financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2018 (Unaudited)

Pro Forma Combined Statement of Assets and Liabilities

SkyBridge Dividend Value Fund

Centre Global Infrastructure Fund

Centre Global Infrastructure Fund Pro Forma Combined

	SkyBridge Dividend Value Fund	Centre Global Infrastructure Fund	Adjustments	Centre Global Infrastructure Fund - Pro-forma Combined
ASSETS:
Investments, at value	$ 174,798,727	$ 16,133,805	$ –	$ 190,932,532
Cash	–	33		33
Foreign currency, at value (Cost $– and $88, respectively)	–	2,437	–	2,437
Receivable for dividends and interest	635,635	45,366	–	681,001
Receivable due from investment adviser	–	129	–	129
Receivable for fund shares sold	34,159	100,000	–	134,159
Deferred offering cost	–	22,047	–	22,047
Prepaid and other assets	27,467	3,147	–	30,614
Total Assets	175,495,988	16,306,964	–	191,802,952
LIABILITIES:
Cash payable to custodian	292,918	–	–	292,918
Distribution payable	1,334,937	–	–	1,334,937
Payable to advisor	84,867	–	–	84,867
Payable to administrator	31,403	10,869	–	42,272
Payable to transfer agent	88,657	3,414	–	92,071
Payable for fund shares redeemed	57,240	3,000	–	60,240
Accrued 12b-1 and service fees	30,729	4,544	–	35,273
Payable for custodian fees	12,080	3,061	–	15,141
Payable for printing	15,164	1,033	–	16,197
Payable for legal and audit fees	15,271	11,543	–	26,814
Payable to Trustees	411	896	–	1,307
Payable under the Chief Compliance Officer Services Agreement	–	9	–	9
Other payables	8,198	1,441	–	9,639
Total Liabilities	1,971,875	39,810	–	2,011,685
NET ASSETS	$ 173,524,113	$ 16,267,154	$ –	$ 189,791,267
NET ASSETS CONSIST OF:
Paid-in capital	$ 147,330,749	$ 16,520,726	$ –	$ 163,851,475
Total distributable earnings	26,193,364	(253,572)	–	25,939,792
NET ASSETS	$ 173,524,113	$ 16,267,154	$ –	$ 189,791,267
INVESTMENTS, AT COST	$ 170,432,426	$ 16,350,144	$ –	$ 186,782,571
PRICING OF SHARES
Class A
Net Assets	$ 22,621,204
Shares outstanding	1,936,429
Net Asset Value, offering and redemption price per share	$ 11.68
Class C
Net Assets	$ 33,387,399
Shares outstanding	2,882,930
Net Asset Value, offering and redemption price per share	$11.58
Class I
Net Assets	$ 117,515,510
Shares outstanding	10,071,094
Net Asset Value, offering and redemption price per share	$11.67
Investor Class
Net Assets		$ 14,842,881	56,008,603	$ 70,851,484
Shares outstanding		1,539,125	5,807,784	7,346,909
Net Asset Value, offering and redemption price per share		$9.64		$9.64
Institutional Class
Net Assets		$ 1,424,273	117,515,510	$ 118,939,783
Shares outstanding		147,361	12,158,626	12,305,987
Net Asset Value, offering and redemption price per share		$9.67		$9.67

See notes to pro forma financial statements.

11

STATEMENT OF OPERATIONS

for the period from January 29, 2018 to September 30, 2018 (Unaudited)

Pro Forma Combined Statement of Operations

SkyBridge Dividend Value Fund

Centre Global Infrastructure Fund

Centre Global Infrastructure Fund Pro Forma Combined

	SkyBridge Dividend Value Fund	Centre Global Infrastructure Fund	Pro-forma Adjustments	Centre Global Infrastructure Fund - Pro-forma Combined
INVESTMENT INCOME:
Interest	$3,395	$15,253	$-	$18,648
Dividends	5,514,379	88,541	-	5,602,920
Foreign taxes withheld	-	(5,151)	-	(5,151)
Total Investment Income	5,517,774	98,643	-	5,616,417
EXPENSES:
Investment advisory fees	977,105	27,231	1,134,761(a)	2,139,097
Administration fees	80,018	14,319	99,816(b)	194,153
Transfer agent fees	148,946	17,296	(59,465)(c)	106,777
Custodian fees	30,585	7,692	(25,277)(d)	13,000
Legal fees	27,174	4,231	83,434(e)	114,839
Audit fees	17,561	12,555	(17,566)(f)	12,550
Trustees' fees and expenses	8,714	26	26,366(g)	35,106
Registration/filing fees	73,299	1,374	(25,673)(h)	49,000
12b-1 (Investor Class)(1)	221,369	4,062	(41,603)(i)	183,828
Shareholder service fees	59,446	1,268	59,833(j)	120,547
Printing fees	27,962	24	19,549(k)	47,535
Chief Compliance Officer services fees	-	520	32,640(l)	33,160
Offering costs	-	54,116	(54,116)(m)	-
Miscellaneous expenses	47,554	1,490	(31,626)(n)	17,418
Total expenses before waivers	1,719,731	146,204	1,201,075	3,067,010
Fees waived/reimbursed by investment adviser:
Investor Class(1)	(140,502)	(16,342)	81,587(o)	(75,257)
Institutional Class(1)	-	(92,541)	6,616(o)	(85,925)
Net Expenses	1,579,229	37,321	1,289,278	2,905,828
Net Investment Income	3,938,545	61,322	(1,289,278)	2,710,589
Net realized gain/(loss) on investments	32,488,060	(46,634)	-	32,441,426
Net change in unrealized depreciation on investments	(47,826,652)	(216,357)		(48,043,009)
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,	(15,338,592)	(262,991)	-	(15,601,583)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (11,400,047)	$ (201,669)	$ (1,289,278)	$ (12,890,994)

(1)Investor Class represents Class A and C of the SkyBridge Dividend Value that will be merging in the Global Infrastructure Fund Investor Class. Institutional Class represents Class I of the SkyBridge Dividend Fund that will be merging into the Global Infrastructure Fund Institutional Class.

(a)The adjustment is made to show the change in advisory fees due to the Reorganization. The management fee would change from 0.70% (Dividend Value Fund) to 0.90% of net assets.

(b)The adjustment is made to show the change in the administration fees due to the Reorganization.

(c)The adjustment is made to show the change in the transfer agent fees due to the Reorganization. The adjustment is made to show the decrease in contract based fees.

(d)The adjustment is made to show a change in custodian fees due to the Reorganization.

(e)The adjustment is made to show the change in legal fees due to the Reorganization.

(f)The adjustment is made to show the change in audit fees due to the Reorganization.

(g)The adjustment is made to show the change in trustee fees due to the Reorganization.

(h)The adjustment is made to show the change in registration fees due to the Reorganization.

(i)The adjustment is made to show the change in 12b-1 fees due to the Reorganization. The adjustment is made to show a decrease based on a decrease of the Dividend Value Fund asset level throughout the prior year.

(j)The adjustment is made to show the change in shareholder service fees due to the Reorganization.

(k)The adjustment is made to show the change in printing fees due to the Reorganization.

(l)The adjustment is made to show the change in chief compliance officer services fees due to the Reorganization.

(m)The adjustment is made to show the change in offering costs due to the Reorganization.

(n)The adjustment is made to show the change in miscellaneous expenses due to the Reorganization

(o)The adjustment is made to show the adjusted waived/amount reimbursed due to the Infrastructure Fund based on the combined asset levels and expenses as well as the current expense limitation agreement.

See notes to pro forma financial statements.

12

Notes to combining pro forma financial statements of

SkyBridge dividend value FUND AND CENTRE GLOBAL INFRASTRUCTURE FUND

September 30, 2018

(Unaudited)

1. BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed reorganization of the SkyBridge Dividend Value Fund (the “Dividend Value Fund”), a series of FundVantage Trust (the “Trust”), a Delaware statutory trust, into the Centre Global Infrastructure Fund (the “Infrastructure Fund”), a series of Centre Funds (the “Infrastructure Fund” and, together with the Dividend Value Fund, the “Funds”) (the “Reorganization”). The Board of Trustees of the Trust (the “Board” or the “Trustees”), on behalf of each of the Dividend Value Fund and the Infrastructure Fund, has determined unanimously, following the Adviser’s recommendation, that the Reorganization would be in the best interests of each Fund and its shareholders.

The unaudited Pro Forma Combined Schedule of Investments and Combined Statement of Assets and Liabilities reflect the financial position of the Funds at September 30, 2018 and assumes the merger occurred on that date. The unaudited Pro Forma Combined Statement of Operations reflects the results of operations of the Funds for the twelve month period ending September 30, 2018 and assumed the merger occurred at the beginning of the period.

The Plan of Reorganization (the “Plan”) provides for (i) the transfer of all of the assets and liabilities of the Dividend Value Fund to the Infrastructure Fund in exchange for (a) Investor Class shares of the Infrastructure Fund, which will be distributed by the Dividend Value Fund to its Class A and Class C shareholders, and (b) Institutional Class shares of the Infrastructure Fund, which will be distributed by the Dividend Value Fund to its Class I shareholders; and (ii) the termination of the Dividend Value Fund. The transaction contemplated by the Plan is expected to qualify as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes.

The Adviser and Centre will pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement on Form N-14 and printing and distribution of the Proxy Statement/Prospectus, legal fees, accounting fees, proxy solicitation expenses and other expenses of holding the Special Meeting. Centre will pay (among other expenses) for the legal expenses of the Dividend Value Fund associated with preparing and filing the Proxy Statement/Prospectus and reasonable expenses relating to the active solicitation and telephone campaign expenses as part of the overall proxy solicitation campaign process of the Dividend Value Fund’s shareholders (other than those fees and expenses with regard to all statement and document printing, and initial mailing and postage related to the Proxy Statement/Prospectus and any proxy materials to the Dividend Value Fund shareholders). The Adviser will pay (among other expenses) for fees and expenses with regard to all statement and document printing, and initial mailing and postage to the Dividend Value Fund’s shareholders the Proxy Statement/Prospectus, any supplement to the Dividend Value Fund’s prospectus and statement of additional information, and any proxy materials related to the solicitation of the Dividend Value Fund shareholders in connection with the Reorganization, and expenses of holding the Special Meeting (including any adjournments or postponements thereof). The estimated expenses related to the Reorganization are $285,000.

As part of a portfolio repositioning in connection with the Reorganization, the Dividend Value Fund will dispose of certain portfolio holdings prior to the Reorganization. The Dividend Value Fund will recognize capital gain or loss for U.S. federal income tax purposes in connection with these dispositions. However, based on the current fair market value of its holdings, the Dividend Value Fund does not expect to realize any material net taxable gains, if at all, from this repositioning, although there can be no assurance that this will be the case. The reason for the repositioning is to ensure that after the Reorganization, the portfolio holdings of the Infrastructure Fund comply with its principal investment objectives, strategies, and policies. It is currently anticipated that approximately 52% of the Dividend Value Fund’s investments will be sold as a result of the repositioning, which will result in brokerage commissions or other transaction expenses. Centre expects such transactional expenses to be approximately $17,300, and Centre will reimburse the combined Dividend Value Fund such expenses (which may generate taxable income to the combined Fund) after the Reorganization.

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As part of the reorganization, the Infrastructure Fund may inherit any capital loss carryforward from the Dividend Value Fund, which may reduce a Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. As of April 30, 2018, the Dividend Value Fund had no capital loss carryforwards.

The accompanying pro forma financial statements and notes to financial statements should be read in conjunction with the most recent audited financial statements of the Infrastructure Fund. The accompanying pro forma combined financial statements include pro forma calculations that are based on estimates and as such may not necessarily represent what the actual combined fund financial statements would have been had the Reorganization occurred on the dates above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Infrastructure Fund in the preparation of the Financial Statements:

(a)	Portfolio securities traded on a securities exchange or quoted by NASDAQ are valued at the last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. Securities traded in the OTC market and not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at the price supplied by an approved independent pricing source. Options contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the highest bid and lowest asked quotation across the exchanges on which the option is traded. Futures contracts are ordinarily valued at the closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments. If the Infrastructure Fund invests in shares of other open-end mutual funds (each, an “Underlying Fund”), the Infrastructure Fund calculates the net asset value of its shares based upon the net asset value of regular trading on the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the Exchange on each day the Exchange is open by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.
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(b)	The per share net asset value (the “NAV”) of the Infrastructure Fund is calculated as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The per share NAV is calculated by deducting from the Infrastructure Fund’s assets, the Infrastructure Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share.

(c)	Centre Funds treats the Infrastructure Fund as a separate entity for Federal income tax purposes. The Infrastructure Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Infrastructure Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Infrastructure Fund for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended September 30, 2018, the Infrastructure Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Infrastructure Fund recognizes the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Infrastructure Fund did not incur any interest or penalties.

The Infrastructure Fund’s Federal tax returns for the year ended September 30, 2018, remain subject to examination by the Internal Revenue Service.

(d)	Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Infrastructure Fund amortizes premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of September 30, 2018, the Infrastructure Fund did not hold any restricted securities.

(f)	The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Infrastructure Fund ultimately realizes upon sale of the securities. The financial statements have been prepared as of the close of the Exchange on September 30, 2018. The Infrastructure Fund is considered an investment company for financial reporting purposes under GAAP.

(g)	The Infrastructure Fund bears expenses incurred specifically by itself, as well as a portion of general Centre Funds expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to The Infrastructure Fund. Expenses that are specific to the Infrastructure Fund or class of shares of the Infrastructure Fund are charged directly to the Infrastructure Fund or share class. All of the realized and unrealized gains and losses and net investment income of the Infrastructure Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan for Investor class shares of the Infrastructure Fund are charged with respect to such class.

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(h)	Currently, the Infrastructure Fund normally pays dividends and net investment income, if any, on a monthly basis. Prior to June 1, 2018, it was the policy of the Infrastructure Fund to pay distributions from net income, if any, on a quarterly basis. The Infrastructure Fund normally distributes capital gains, if any, on an annual basis. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)	The Infrastructure Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)	The books and records of the Infrastructure Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(k)	Offering costs, including costs of printing prospectuses, and legal and registration fees, are being amortized over 12 months from the respective inception dates of the Infrastructure Fund.

(l)	The pro forma combined statement of operations for October 1, 2017 to September 30, 2018, as adjusted, reflects changes in expenses of the Infrastructure Fund as if the Reorganization was consummated as of the close of business on September 30, 2018. Although it is anticipated that there will be an elimination of certain duplicative expenses because of the Reorganizations, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

3. investment advisory agreements and RELATED-PARTY TRANSACTIONS

Centre Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Infrastructure Fund pursuant to Investment Advisory Agreements with the Centre Funds. Subject to the general oversight of the Board, the Adviser is responsible for among other things, developing a continuing investment program for the Infrastructure Fund in accordance with its investment objectives reviewing the investment strategies and policies of the Infrastructure Fund. In this capacity, the Adviser advises and assists the officers of the Centre Funds in conducting the business of the Infrastructure Fund and is responsible for providing general investment advice and guidance to the Infrastructure Fund.

As compensation for the investment advisory services provided to the Infrastructure Fund, the Adviser currently receives monthly compensation based on the Infrastructure Fund’s average daily net assets at the annual rate of:

Fund	Management Fee Rate
Centre Global Infrastructure Fund	0.90%

Global Infrastructure Fund

For the Infrastructure Fund, effective as of the close of business on May 18, 2018, the Adviser has agreed, pursuant to a written expense limitation agreement (the “Expense Limitation Agreement”), to reduce its advisory fees and/or reimburse other expenses of the Infrastructure Fund for an initial period of not less than two years and until the next following effective date of the post-effective amendment to the registration statement of the Centre Funds relating to the Infrastructure Fund incorporating the Infrastructure Fund’s financial statements for that fiscal year (the “Initial Term”) to the extent necessary to limit the current operating expenses of the Infrastructure Fund, including, as applicable, investment advisory fees, but excluding, as applicable, any taxes, leverage interest, distribution/service (Rule 12b-1) fees, shareholder services fees, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Infrastructure Fund’s business) to an annual rate of 1.05% of the average daily net assets of the Investor Class shares and 1.10% of the average daily net assets of the Institutional Class shares. The Expense Limitation Agreement may be terminated at any time by the Board of Trustees of the Centre Funds (the “Board”), upon 60 days’ written notice to the Adviser, but may not be terminated by the Adviser without the consent of the Board. No recoupment will be made more than three years after the date that the applicable amount was initially waived or reimbursed by the Adviser, and the recoupment may not cause the Infrastructure Fund to exceed the then-existing expense limitation for that class at the time such reimbursement or waiver was made. Prior to the close of business on May 18, 2018, the Adviser had agreed to limit the operating expenses of the Infrastructure Fund to an annual rate of 1.30% of the average daily net assets of the Investor Class shares.

During the period ended September 30, 2018, the fee waivers and/or reimbursements were as follows:

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Fund	Fees Waived/Reimbursed by Adviser
Centre Global Infrastructure Fund
Investor	$16,342
Institutional	92,541

As of September 30, 2018, the balances of recoupable expenses for the Infrastructure Fund were as follows:

Fund	Expires 2019	Expires 2020	Expires 2021	Total
Centre Global Infrastructure Fund
Investor Class	$–	$–	$16,342	$16,342
Institutional Class	–	–	92,541	92,541

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) serves as administrator to the Infrastructure Fund. ALPS receives a monthly fee paid by the Infrastructure Fund subject to a minimum monthly fee and is reimbursed for certain out-of-pocket expenses. Pursuant to an administrative agreement with the Centre Funds, ALPS provides operational services to the Infrastructure Fund including, but not limited to fund accounting and fund administration services and general assistance in the Infrastructure Fund’s operations.

ALPS, pursuant to a transfer agency and services agreement with the Centre Funds, serves as transfer agent for the Infrastructure Fund. Under the transfer agency and services agreement, ALPS receives an annual minimum fee per Fund and a fee based upon each shareholder account and its account activity and is reimbursed for certain out-of-pocket expenses.

ALPS, pursuant to a chief compliance officer services agreement with the Centre Funds, provides chief compliance officer services to the Infrastructure Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Centre Funds in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS receives an annual fee for these services and is reimbursed for certain out-of-pocket expenses, pursuant to the chief compliance officer services agreement.

The Centre Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Centre Funds, on behalf of Investor class shares of the Infrastructure Fund, to pay one or more entities for services rendered and expenses borne in connection with providing shareholder or distribution services with respect to the Investor class shares of the Infrastructure Fund.

The Centre Funds has also adopted a shareholder services plan for certain non-distribution shareholder services provided by financial intermediaries. With respect to the Infrastructure Fund, the shareholder services plan authorizes annual payment of up to 0.15% of the average daily net assets attributable to Investor Class shares of the Infrastructure Fund, and up to 0.10% of the average daily net assets attributable to Institutional Class shares of the Infrastructure Fund.

ALPS Distributors, Inc. (the “Distributor”) acts as the principal underwriter of the Infrastructure Fund pursuant to a distribution agreement with the Centre Funds. There were no payments to the Distributor by the Infrastructure Fund during the period ended March 31, 2018.

Officers of the Centre Funds and Trustees who are “interested persons” of the Centre Funds or the Adviser will receive no salary or fees from the Centre Funds. Each Trustee who is not an “interested person” receives an annual retainer of $20,000 paid quarterly. The Centre Funds reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at Board meetings.

One Trustee is an officer of the Centre Funds, and serves as Managing Director and Chief Investment Officer of the Adviser.

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4. Capital Shares

The pro forma net asset values per share assume that the issuance of the Dividend Value Fund shares to Infrastructure Fund would have occurred at September 30, 2018 in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the Infrastructure Fund consists of the following at September 30, 2018:

Fund	Shares Outstanding at September 30, 2018	Additional Shares issued in the Reorganization	Pro Forma Shares at September 30, 2018
Centre Global Infrastructure Fund (Investor Class)	1,539,125	5,807,784	7,346,909
Centre Global Infrastructure Fund (Institutional Class)	147,361	12,158,626	12,305,987

5. FEDERAL INCOME TAX AND TAX BASIS INFORMATION

As of and during the period ended September 30, 2018, the Infrastructure Fund did not have a liability for any unrecognized tax benefits. The Infrastructure Fund files U.S. Federal, state, and local tax returns as required. The Infrastructure Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Components of Distributable Earnings on a Tax Basis: At September 30, 2018, permanent differences in book and tax accounting were reclassified. These differences had no effect on net assets and were primarily attributed to differences in the book and tax treatment of currency transactions, book/tax distribution differences, distributions paid to meet excise and certain other investments.

Distributions to Shareholders: The Infrastructure Fund normally pays dividends and net investment income, if any, on an annual basis. Each Fund normally distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Infrastructure Fund receives from its investments, including distributions of short term capital gains. Capital gain distributions are derived from gains realized when the Infrastructure Fund sells a security it has owned for more than one year. The Infrastructure Fund may make additional distributions and dividends at other times if the Adviser believes doing so may be necessary for the Infrastructure Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The amounts and characteristics of tax basis distributable earnings/(accumulated losses) are finalized at fiscal year-end.

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The tax character of distributions paid for the fiscal year ended September 30, 2018 were as follows:

Distributions Paid From:	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Centre Global Infrastructure Fund	68,896	—	—

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at September 30, 2018 are displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Infrastructure Fund is primarily attributable to wash sales and certain other investments.

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Depreciation of Foreign Currency	Net Tax Unrealized Appreciation/(Depreciation) on Investments
Centre Global Infrastructure Fund	16,350,144	318,522	(534,861)	(18)	(216,357)

6. pro forma Calculation

The accompanying pro forma combined financial statements include pro forma calculations that are based on estimates and as such may not necessarily be representative of the actual combined fund financial statements.

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